Schedule of Investments (unaudited)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	$50	$49,042
Aerospace & Defense — 1.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	615	587,760
General Electric Co.
4.35%, 05/01/50(a)	60	50,643
5.88%, 01/14/38	125	133,339
6.75%, 03/15/32	710	784,756
6.88%, 01/10/39	92	106,448
Honeywell Aerospace, Inc.
4.30%, 03/16/31(b)	40	39,387
4.60%, 03/16/33(b)	2,050	2,018,808
4.95%, 03/16/36(b)	2,170	2,144,352
5.73%, 03/16/56(b)	535	535,175
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	150	159,420
L3Harris Technologies, Inc.
4.85%, 04/27/35	385	378,614
5.50%, 08/15/54	315	304,293
5.60%, 07/31/53(a)	110	107,867
Northrop Grumman Corp.
4.03%, 10/15/47	188	149,542
4.90%, 06/01/34	832	830,311
4.95%, 03/15/53(a)	523	466,885
5.15%, 05/01/40	116	113,502
5.20%, 06/01/54(a)	762	707,476
5.25%, 05/01/50	197	184,598
RTX Corp.
2.25%, 07/01/30	1,002	917,218
2.82%, 09/01/51	212	131,297
3.03%, 03/15/52(a)	54	34,744
3.13%, 07/01/50	545	361,980
3.75%, 11/01/46	282	215,682
4.05%, 05/04/47	242	192,765
4.13%, 11/16/28	885	879,370
4.15%, 05/15/45	254	209,069
4.35%, 04/15/47	65	54,174
4.45%, 11/16/38	86	79,645
4.50%, 06/01/42	934	834,075
4.63%, 11/16/48	507	437,013
4.70%, 12/15/41	222	204,486
4.88%, 10/15/40	129	122,476
5.40%, 05/01/35	300	309,942
5.70%, 04/15/40	340	348,739
5.75%, 01/15/29	5	5,165
6.00%, 03/15/31	55	58,231
6.05%, 06/01/36	340	365,276
6.10%, 03/15/34	30	32,214
6.13%, 07/15/38	335	360,334
6.40%, 03/15/54(a)	60	65,555
7.50%, 09/15/29	625	680,905
		16,703,531
Agriculture — 0.5%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	373	227,569
3.25%, 03/27/30	145	138,597
3.75%, 09/15/47	120	91,450
4.02%, 04/16/43	163	134,660
4.50%, 03/15/49	160	136,938
Security	Par (000)	Value
Agriculture (continued)
4.54%, 03/26/42	$99	$88,621
5.38%, 09/15/35	199	204,886
5.94%, 10/01/32	351	373,851
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	923	843,658
3.75%, 09/25/27	2,392	2,375,280
4.10%, 01/07/28	923	918,982
4.20%, 09/17/29	485	479,685
4.55%, 08/04/30	100	99,492
4.65%, 09/17/34	847	821,297
4.80%, 03/19/33(a)	125	124,292
5.15%, 08/04/35	650	649,131
5.15%, 03/19/36	125	124,555
		7,832,944
Airlines — 0.1%
Delta Air Lines, Inc.
3.75%, 10/28/29	115	111,130
5.25%, 07/10/30	1,030	1,041,880
		1,153,010
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	59	55,748
3.25%, 03/27/40	18	14,323
3.38%, 11/01/46	76	55,005
3.38%, 03/27/50	243	171,615
Ralph Lauren Corp., 2.95%, 06/15/30	45	42,290
Tapestry, Inc.
4.13%, 07/15/27	460	458,307
5.10%, 03/11/30	40	40,415
5.50%, 03/11/35	645	650,179
		1,487,882
Auto Manufacturers — 1.2%
American Honda Finance Corp.
2.25%, 01/12/29	60	56,535
3.50%, 02/15/28	372	365,832
4.60%, 04/17/30	176	174,644
4.90%, 03/13/29(a)	90	90,680
4.90%, 01/10/34(a)	162	159,582
5.13%, 07/07/28	30	30,317
Cummins, Inc.
1.50%, 09/01/30	2,102	1,863,401
2.60%, 09/01/50	245	147,581
4.25%, 05/09/28(a)	50	49,997
4.70%, 02/15/31	125	125,834
4.88%, 10/01/43	384	361,845
4.90%, 02/20/29	1,036	1,050,437
5.15%, 02/20/34(a)	1,399	1,425,131
5.30%, 05/09/35(a)	437	446,624
5.45%, 02/20/54(a)	223	218,065
Ford Motor Co.
3.25%, 02/12/32	225	199,381
4.75%, 01/15/43	60	47,780
5.29%, 12/08/46	80	66,792
7.40%, 11/01/46(a)	465	495,481
Ford Motor Credit Co. LLC
2.90%, 02/10/29	55	51,867
3.63%, 06/17/31	400	367,788
4.00%, 11/13/30	314	296,537
5.11%, 05/03/29	507	505,522
6.13%, 03/08/34	175	177,445

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.50%, 02/07/35	$90	$92,814
7.12%, 11/07/33(a)	600	643,168
7.20%, 06/10/30	40	42,414
General Motors Co.
5.00%, 04/01/35(a)	146	142,084
5.15%, 04/01/38	287	273,381
5.20%, 04/01/45	266	235,939
5.40%, 04/01/48(a)	196	176,053
5.60%, 10/15/32(a)	90	92,725
5.95%, 04/01/49(a)	285	273,909
6.25%, 10/02/43	306	307,578
6.60%, 04/01/36	354	380,746
6.75%, 04/01/46	255	268,951
General Motors Financial Co., Inc.
2.35%, 01/08/31	140	125,492
2.70%, 06/10/31	251	226,429
3.10%, 01/12/32	210	190,195
3.60%, 06/21/30	275	262,823
4.30%, 04/06/29	268	265,244
4.60%, 01/08/31	70	69,298
5.45%, 09/06/34	270	271,622
5.45%, 01/08/36(a)	50	49,902
5.65%, 01/17/29	154	157,484
5.90%, 01/07/35	105	108,476
5.95%, 04/04/34	125	129,800
6.10%, 01/07/34	379	397,246
6.15%, 07/15/35	275	287,406
6.40%, 01/09/33	306	326,643
Honda Motor Co. Ltd., 2.97%, 03/10/32	375	337,793
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	633	729,374
Toyota Motor Corp., 3.67%, 07/20/28	23	22,759
Toyota Motor Credit Corp.
1.90%, 09/12/31	45	39,260
2.15%, 02/13/30	275	253,228
2.40%, 01/13/32	35	31,091
3.05%, 01/11/28	5	4,915
3.38%, 04/01/30	83	79,654
3.65%, 01/08/29(a)	60	59,023
4.70%, 01/12/33	405	403,670
		16,533,687
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	575	354,196
4.15%, 05/01/52(a)	476	354,067
4.40%, 10/01/46	51	39,873
5.40%, 03/15/49(a)	168	150,355
BorgWarner, Inc.
4.38%, 03/15/45	93	77,176
5.40%, 08/15/34(a)	360	366,396
Lear Corp.
3.50%, 05/30/30	132	125,692
3.55%, 01/15/52	267	180,936
4.25%, 05/15/29	749	739,913
5.25%, 05/15/49(a)	309	280,256
		2,668,860
Banks — 19.7%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	197,437
4.97%, 05/08/31	200	200,009
Security	Par (000)	Value
Banks (continued)
5.13%, 03/03/36	$310	$301,903
6.03%, 03/13/35, (1-year CMT + 1.95%)(c)	400	416,809
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	414	422,843
7.88%, 11/15/34, (1-year CMT + 3.30%)(c)	230	261,310
Banco Santander SA
2.75%, 12/03/30	195	176,250
2.96%, 03/25/31	509	466,531
3.23%, 11/22/32, (1-year CMT + 1.60%)(c)	270	244,101
3.31%, 06/27/29	90	86,814
3.49%, 05/28/30	175	166,591
3.80%, 02/23/28	260	256,950
4.38%, 04/12/28	438	436,655
4.87%, 04/15/31	200	198,827
5.44%, 04/15/36	200	199,757
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	495	504,552
5.57%, 01/17/30	55	56,337
6.03%, 01/17/35	260	272,293
6.35%, 03/14/34	454	480,688
6.61%, 11/07/28	294	307,757
6.92%, 08/08/33	641	696,372
6.94%, 11/07/33	50	56,058
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	201	179,533
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	303	268,738
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	240	228,549
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	525	464,224
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	654	570,349
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	380	351,613
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	303	270,078
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	156	144,167
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	374	271,382
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	817	741,590
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	438	274,554
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	293	276,976
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	565	510,867
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	778	502,721
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	282	270,057
3.25%, 10/21/27	1,788	1,768,863
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	430	332,500
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	1,065	1,048,040
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	582	541,883
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	216	169,147
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	482	477,624
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	88	86,567
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	192	167,807
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	1,400	1,105,430
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	792	724,387
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	502	498,939
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	678	558,686

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	$672	$571,787
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	870	854,210
4.88%, 04/01/44	348	322,380
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	280	281,761
5.00%, 01/21/44	701	658,514
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	1,232	1,238,170
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	420	425,118
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	1,163	1,181,010
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	275	276,307
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	475	485,401
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	285	291,968
5.52%, 10/25/35, (1-day SOFR + 1.74%)(c)	460	463,504
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	320	326,781
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	630	660,435
5.88%, 02/07/42	691	714,745
6.11%, 01/29/37	832	877,624
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	423	433,426
7.75%, 05/14/38	447	534,543
Series L, 4.18%, 11/25/27	710	708,065
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	285	258,637
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	635	450,788
Bank of America N.A., 6.00%, 10/15/36	258	273,219
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	216	193,065
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(c)	1,079	1,062,136
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	125	123,304
5.20%, 02/01/28	332	336,396
5.51%, 06/04/31	105	108,762
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	100	98,444
Bank of New York Mellon Corp.(The)
3.30%, 08/23/29	311	299,518
3.40%, 01/29/28(a)	1,036	1,024,873
3.85%, 04/28/28(a)	1,018	1,013,319
4.44%, 06/09/28, (1-day SOFR + 0.68%)(c)	65	65,138
4.54%, 04/23/32, (1-day SOFR + 0.90%)(c)	250	248,262
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	180	181,952
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	70	70,108
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	125	126,964
5.09%, 04/23/37, (1-day SOFR + 1.18%)(c)	475	472,227
5.19%, 03/14/35, (1-day SOFR + 1.42%)(c)	141	142,997
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	195	197,830
5.32%, 06/06/36, (1-day SOFR + 1.35%)(c)	300	304,424
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	70	71,815
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	174	190,174
Bank of Nova Scotia(The)
2.15%, 08/01/31	1,178	1,042,945
2.45%, 02/02/32	345	305,667
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	150	149,324
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	275	272,256
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	150	147,462
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	1,930	1,929,732
4.58%, 06/05/29, (1-day SOFR + 0.66%)(c)	300	300,252
4.59%, 05/04/37, (5-year CMT + 2.05%)(c)	193	185,611
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	85	84,781
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	275	271,354
Security	Par (000)	Value
Banks (continued)
4.85%, 02/01/30	$1,512	$1,526,010
4.90%, 06/05/32, (1-day SOFR + 0.97%)(c)	300	300,299
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	740	746,039
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	515	522,820
5.25%, 06/12/28	2,609	2,657,072
5.40%, 06/04/27	1,202	1,216,516
5.45%, 08/01/29(a)	1,730	1,777,649
5.65%, 02/01/34	190	198,286
BankUnited, Inc., 5.13%, 06/11/30(a)	70	69,541
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	350	321,057
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	504	454,250
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	840	751,554
3.56%, 09/23/35, (5-year CMT + 2.90%)(c)	400	375,050
4.22%, 05/24/30, (1-day SOFR + 0.93%)(c)	400	393,984
4.34%, 01/10/28	40	39,923
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	320	318,024
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	330	323,413
4.84%, 05/09/28	536	536,870
4.95%, 01/10/47	245	218,543
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	497	499,688
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	250	251,982
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(c)	897	899,385
5.21%, 02/24/37, (1-day SOFR + 1.51%)(c)	310	301,503
5.25%, 08/17/45	370	346,732
5.34%, 09/10/35, (1-day SOFR + 1.91%)(c)	616	612,330
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	200	203,132
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	743	750,528
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	329	336,917
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	720	734,772
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	345	343,771
6.04%, 03/12/55, (1-day SOFR + 2.42%)(c)	103	106,651
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	200	210,856
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	15	15,566
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	175	189,236
7.12%, 06/27/34, (1-day SOFR + 3.57%)(c)	595	651,219
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	676	701,006
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	238	266,209
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	270	253,905
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	300	297,303
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	1,680	1,666,417
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	1,040	1,039,207
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	865	870,747
5.00%, 04/28/28	380	384,330
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	390	397,455
5.26%, 04/08/29	315	321,164
5.99%, 10/03/28	165	170,344
6.09%, 10/03/33	640	683,513
Capital One NA
2.70%, 02/06/30	314	293,815
4.65%, 09/13/28	665	666,772
Citibank N.A., 5.57%, 04/30/34	250	260,342
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	334	300,489
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	551	506,833
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	105	97,713
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	413	390,586
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	459	416,230

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	$504	$498,081
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(c)	618	612,918
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	853	804,004
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	191	165,855
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)(c)	247	242,607
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(c)	498	494,229
4.13%, 07/25/28	282	279,382
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	721	712,755
4.45%, 09/29/27	771	770,559
4.65%, 07/30/45	581	512,850
4.75%, 05/18/46	325	276,894
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	284	282,752
5.30%, 05/06/44	195	183,267
5.32%, 03/26/41, (1-day SOFR + 4.55%)(c)	295	289,717
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	140	140,983
5.41%, 09/19/39, (5-year CMT + 1.73%)(c)	305	301,442
5.45%, 06/11/35, (1-day SOFR + 1.45%)(c)	325	330,917
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(c)	165	161,659
5.83%, 02/13/35, (1-day SOFR + 2.06%)(c)	405	413,105
5.88%, 02/22/33	271	282,473
5.88%, 01/30/42	535	550,337
6.00%, 10/31/33	334	348,996
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	610	628,204
6.13%, 08/25/36	289	301,426
6.17%, 05/25/34, (1-day SOFR + 2.66%)(c)	670	700,237
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	462	493,434
6.63%, 01/15/28(a)	699	726,103
6.63%, 06/15/32(a)	389	422,796
6.68%, 09/13/43	191	207,308
8.13%, 07/15/39	893	1,116,881
Citizens Financial Group, Inc.
2.50%, 02/06/30	147	135,416
3.25%, 04/30/30	237	224,305
5.64%, 05/21/37, (5-year CMT + 2.75%)(c)	62	62,180
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	26	28,016
Commonwealth Bank of Australia, 4.15%, 10/01/30	3,500	3,456,126
Commonwealth Bank of Australia/New York, Series C, 4.36%, 03/27/29	1,140	1,141,413
Cooperatieve Rabobank UA
5.25%, 05/24/41	215	211,597
5.25%, 08/04/45	45	41,674
5.75%, 12/01/43	251	247,214
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	647	588,278
3.55%, 09/18/31, (1-day SOFR + 3.04%)(c)	968	912,162
3.73%, 01/14/32, (1-day SOFR + 2.76%)(c)	445	415,516
3.74%, 01/07/33, (1-day SOFR + 2.26%)(c)	267	244,298
4.73%, 02/06/32, (1-day SOFR + 1.14%)(c)	190	187,020
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(c)	733	730,527
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	180	180,846
5.06%, 04/14/32, (1-day SOFR + 1.41%)(c)	220	219,602
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	150	151,707
5.40%, 09/11/35, (1-day SOFR + 2.05%)(c)	485	485,246
5.88%, 07/08/31, (1-day SOFR + 5.44%)(c)	96	97,864
Security	Par (000)	Value
Banks (continued)
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	$825	$851,998
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	157	164,470
7.08%, 02/10/34, (1-day SOFR + 3.65%)(c)	311	333,598
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(c)	35	33,741
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	45	44,965
8.25%, 03/01/38	283	342,895
Fifth Third Financial Corp., 4.00%, 02/01/29	437	430,612
First Horizon Bank, 5.75%, 05/01/30	250	254,310
Goldman Sachs Capital I, 6.35%, 02/15/34	532	556,713
Goldman Sachs Group, Inc.
4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	1,000	996,570
5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)(c)	1,000	997,796
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	25	21,997
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	613	542,166
2.60%, 02/07/30	10	9,322
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	509	458,381
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	274	243,780
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	383	276,247
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	624	565,633
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	200	150,682
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	145	110,761
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(a)(c)	199	197,642
3.80%, 03/15/30	30	29,107
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	319	314,538
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	714	626,338
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	862	855,661
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	320	288,640
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	225	225,007
4.75%, 10/21/45	675	595,724
4.80%, 07/08/44	657	588,475
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	810	786,454
4.97%, 06/03/32, (1-day SOFR + 1.03%)(c)	1,025	1,027,265
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	390	384,303
5.07%, 01/21/37, (1-day SOFR + 1.19%)(c)	770	753,143
5.15%, 05/22/45	171	156,146
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	20	20,280
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	845	849,718
5.39%, 02/02/41, (5-year CMT + 1.18%)(c)	650	633,645
5.43%, 06/03/37, (1-day SOFR + 1.31%)(c)	655	658,496
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	615	625,496
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	1,200	1,157,803
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	630	621,310
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	325	338,152
6.13%, 02/15/33(a)	1,117	1,200,341
6.25%, 02/01/41	845	898,005
6.45%, 05/01/36	345	367,966
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	281	292,630
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	250	271,457
6.75%, 10/01/37	1,113	1,217,190
HSBC Bank USA N.A
5.63%, 08/15/35	280	288,174
5.88%, 11/01/34	275	286,913
7.00%, 01/15/39	280	315,032

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	$200	$189,984
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	360	325,369
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	1,292	1,168,211
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	696	644,347
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	355	318,897
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	1,161	1,137,641
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	1,041	1,039,826
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	200	197,486
4.71%, 05/12/30, (1-day SOFR + 0.94%)(c)	400	399,057
4.76%, 03/29/33, (1-day SOFR + 2.53%)(c)	281	274,289
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	200	201,038
4.95%, 03/31/30	791	799,735
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	200	196,785
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)(c)	400	399,185
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	265	268,379
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	1,160	1,146,404
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	325	329,720
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	456	462,683
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	475	479,118
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	330	339,584
5.74%, 09/10/36, (1-day SOFR + 1.96%)(c)	235	236,859
5.79%, 05/13/36, (1-day SOFR + 1.88%)(c)	285	294,248
5.87%, 11/18/35, (1-day SOFR + 1.90%)(c)	280	286,297
6.10%, 01/14/42(a)	567	601,534
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	280	298,066
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	50	53,476
6.50%, 05/02/36	240	255,150
6.50%, 09/15/37	748	801,181
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)(c)	631	670,846
6.80%, 06/01/38	347	380,752
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	90	93,447
7.40%, 11/13/34, (1-day SOFR + 3.02%)(c)	250	278,335
8.11%, 11/03/33, (1-day SOFR + 4.25%)(c)	459	528,091
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(c)	182	156,748
2.55%, 02/04/30	843	780,732
5.02%, 05/17/33, (1-day SOFR + 2.05%)(c)	460	457,395
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	45	46,100
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	76	78,476
Huntington National Bank (The), 5.65%, 01/10/30	10	10,318
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	843	765,748
4.05%, 04/09/29	380	375,685
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	90	87,121
4.55%, 10/02/28	510	511,262
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	200	201,224
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	235	237,318
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	985	1,003,016
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	470	470,912
5.53%, 03/25/36, (1-day SOFR + 1.61%)(c)	865	878,782
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	1,119	1,141,204
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	649	689,578
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	400	398,106
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	$285	$251,253
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	355	327,731
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	425	301,250
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	190	169,419
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	754	681,120
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	666	627,018
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	40	37,412
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	743	673,884
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	758	586,502
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	869	579,988
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	299	227,939
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	1,074	742,401
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	345	339,662
3.63%, 12/01/27	20	19,793
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(c)	771	752,295
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	503	444,460
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	494	386,041
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(c)	745	590,487
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	644	638,137
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	340	271,405
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	384	381,239
4.25%, 10/01/27	906	906,762
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	605	502,056
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	617	614,781
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	157	156,187
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	890	876,583
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	5	4,855
4.85%, 02/01/44	417	384,139
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)(c)	1,345	1,346,685
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	768	758,120
4.95%, 06/01/45	244	224,256
5.19%, 02/05/37, (1-day SOFR + 1.30%)(c)	440	433,086
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	670	676,462
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	600	608,425
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	639	651,745
5.40%, 01/06/42	531	526,858
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	275	281,381
5.50%, 10/15/40	456	465,607
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	580	596,696
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	265	268,841
5.60%, 07/15/41	583	593,232
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	504	520,900
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	565	587,756

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	$303	$325,188
6.40%, 05/15/38	1,023	1,130,175
8.75%, 09/01/30	729	840,159
Keybank National Association
3.90%, 04/13/29	45	43,961
4.90%, 08/08/32	124	121,883
6.95%, 02/01/28	90	93,189
KeyCorp
2.55%, 10/01/29	643	601,763
4.10%, 04/30/28	25	24,833
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	475	469,202
4.24%, 02/10/30, (1-year CMT + 0.60%)(c)	200	197,762
4.34%, 01/09/48	200	162,865
4.38%, 03/22/28	201	200,816
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	200	196,739
4.55%, 08/16/28	325	325,524
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	425	411,810
4.98%, 08/11/33, (1-year CMT + 2.30%)(c)	230	229,043
5.30%, 12/01/45	200	186,084
5.59%, 11/26/35, (1-year CMT + 1.20%)(c)	500	510,152
5.67%, 02/10/47, (1-year CMT + 0.82%)(c)	200	196,288
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	505	519,382
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	275	282,810
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	410	419,271
6.07%, 06/13/36, (1-year CMT + 1.60%)(c)	450	463,038
7.95%, 11/15/33, (1-year CMT + 3.75%)(c)	428	486,697
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	235	212,156
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	339	299,594
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	115	101,885
2.56%, 02/25/30	15	13,911
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	325	291,418
3.20%, 07/18/29	10	9,589
3.29%, 07/25/27	77	76,144
3.74%, 03/07/29	307	302,133
3.75%, 07/18/39	456	387,966
3.96%, 03/02/28(a)	48	47,720
4.05%, 09/11/28	1,055	1,046,482
4.15%, 03/07/39(a)	362	327,625
4.29%, 07/26/38(a)	210	195,555
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	50	48,302
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	282	284,231
5.41%, 04/19/34, (1-year CMT + 1.97%)(c)	55	56,300
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	340	348,093
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	200	205,003
Mizuho Financial Group, Inc.
2.17%, 05/22/32, (1-year CMT + 0.87%)(c)	255	224,816
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	400	361,180
2.26%, 07/09/32, (1-year CMT + 0.90%)(c)	550	484,147
2.56%, 09/13/31	135	119,669
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	258	237,426
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(c)	230	217,188
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	217	207,358
3.17%, 09/11/27	30	29,572
3.26%, 05/22/30, (1-year CMT + 1.25%)(c)	10	9,622
4.02%, 03/05/28	445	442,322
Security	Par (000)	Value
Banks (continued)
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(c)	$233	$231,540
4.44%, 05/12/32, (1-year CMT + 0.70%)(c)	200	196,123
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	355	354,581
5.05%, 05/12/37, (1-year CMT + 0.85%)(c)	200	196,898
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)(c)	420	421,957
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	245	250,009
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	200	203,941
5.58%, 05/26/35, (1-year CMT + 1.30%)(c)	220	225,992
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	285	292,726
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	275	281,093
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	420	435,451
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	45	46,568
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	325	337,857
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	375	389,970
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	455	466,484
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	746	649,469
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	830	722,993
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	782	687,419
2.48%, 09/16/36, (1-day SOFR + 1.36%)(c)	1,136	987,878
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	365	323,356
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	327	304,436
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(c)	660	411,462
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	152	136,967
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	50	38,161
3.59%, 07/22/28(c)	948	938,645
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	1,012	971,616
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	795	785,381
3.97%, 07/22/38(c)	423	371,994
4.30%, 01/27/45	620	523,807
4.38%, 01/22/47	778	652,457
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	1,182	1,174,954
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	206	190,346
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	325	319,857
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	430	426,075
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(c)	295	293,677
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	80	79,720
5.07%, 01/30/37, (1-day SOFR + 1.18%)(c)	445	436,200
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	580	585,318
5.16%, 04/20/29, (1-day SOFR + 1.59%)(c)	475	479,918
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	20	20,292
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	635	641,526
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)(c)	880	877,632
5.30%, 04/20/37, (1-day SOFR + 2.62%)(c)	336	336,366
5.31%, 01/18/41, (5-year CMT + 1.17%)(c)	260	253,759
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	625	630,564
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	605	616,714
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	380	387,115
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	575	556,885
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	330	338,311
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	392	384,978
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	530	545,824
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	695	724,266
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	805	816,301
5.94%, 02/07/39, (5-year CMT + 1.80%)(c)	460	475,293

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.95%, 01/19/38, (5-year CMT + 2.43%)(c)	$524	$542,621
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	80	82,014
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	450	481,951
6.38%, 07/24/42	841	916,229
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	185	201,990
7.25%, 04/01/32(a)	824	930,259
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	275	266,710
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	250	248,924
4.50%, 10/10/29	2,686	2,676,289
5.60%, 12/18/28(a)	4,087	4,200,234
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(c)	261	239,085
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	509	505,646
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(c)	679	682,903
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	200	201,341
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	1,000	1,008,715
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	200	201,783
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	535	542,446
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	200	207,100
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	280	287,102
5.91%, 03/03/47, (1-year CMT + 1.30%)(c)	200	195,566
6.48%, 06/01/34, (5-year CMT + 2.20%)(c)	596	617,328
Northern Trust Corp.
3.15%, 05/03/29	1,286	1,248,088
3.65%, 08/03/28	529	522,834
PNC Bank N.A.
3.10%, 10/25/27	661	650,874
4.05%, 07/26/28	204	202,088
4.43%, 07/21/28, (1-day SOFR + 0.73%)(c)	250	249,991
PNC Financial Services Group, Inc.(The)
2.55%, 01/22/30	221	206,095
3.45%, 04/23/29	364	354,856
4.62%, 10/26/29, (1-day SOFR + 0.68%)(c)	535	535,379
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	296	287,537
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	230	231,639
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	435	436,368
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	85	86,527
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	200	201,808
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	650	659,480
5.42%, 01/25/41, (5-year CMT + 1.17%)(c)	235	230,556
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	449	458,967
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	365	373,792
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	405	417,909
5.94%, 08/18/34, (1-day SOFR + 1.95%)(c)	255	268,102
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	770	811,584
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	460	508,200
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	266,591
Regions Financial Corp.
1.80%, 08/12/28	210	197,914
7.38%, 12/10/37	122	138,235
Royal Bank of Canada
2.30%, 11/03/31	285	254,645
3.88%, 05/04/32(a)	155	148,717
4.24%, 08/03/27	255	255,197
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	425	422,473
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	425	421,347
Security	Par (000)	Value
Banks (continued)
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	$105	$104,821
4.90%, 01/12/28	451	455,534
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	30	30,288
5.00%, 02/01/33	620	625,806
5.00%, 05/02/33	560	565,776
5.15%, 02/01/34	417	426,046
5.20%, 08/01/28	475	483,748
6.00%, 11/01/27	350	358,562
Santander Holdings USA, Inc.
4.40%, 07/13/27	1,132	1,131,987
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	185	186,934
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	155	156,884
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	225	230,727
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	276	284,479
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	480	508,121
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	237	243,914
6.57%, 06/12/29, (1-day SOFR + 2.70%)(c)	37	38,295
7.66%, 11/09/31, (1-day SOFR + 3.28%)(c)	400	440,233
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(c)	262	237,934
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	470	465,004
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(c)	200	198,327
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	115	115,071
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	460	446,508
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	140	143,575
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	315	324,121
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	25	22,317
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(c)	558	554,233
4.56%, 04/23/32, (1-day SOFR + 0.91%)(c)	200	198,369
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	110	109,690
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)(c)	765	744,871
4.82%, 01/26/34, (1-day SOFR + 1.57%)(c)	125	124,342
4.83%, 04/24/30	150	151,915
5.09%, 04/24/37, (1-day SOFR + 1.20%)(c)	265	263,208
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	480	481,017
5.16%, 05/18/34, (1-day SOFR + 1.89%)(c)	45	45,559
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	40	42,141
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	745	651,181
1.90%, 09/17/28	600	566,322
2.13%, 07/08/30	975	881,122
2.22%, 09/17/31	445	390,309
2.47%, 01/14/29	35	33,212
2.72%, 09/27/29	185	173,895
2.75%, 01/15/30	935	874,026
3.04%, 07/16/29	1,187	1,131,294
3.35%, 10/18/27	305	301,149
3.36%, 07/12/27(a)	205	203,044
3.54%, 01/17/28	571	563,334
3.94%, 07/19/28	91	90,064
4.11%, 01/15/29	200	198,036
4.31%, 10/16/28(a)	698	695,970
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	200	197,136
5.05%, 01/15/37, (1-day SOFR + 1.22%)(c)	475	468,626
5.24%, 04/15/30	200	203,655

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.25%, 07/08/36, (1-day SOFR + 1.50%)(c)	$65	$65,444
5.32%, 07/09/29	215	219,163
5.33%, 03/03/41, (5-year CMT + 1.30%)(c)	175	171,211
5.42%, 07/09/31	820	841,151
5.45%, 01/15/32	200	205,360
5.56%, 07/09/34	1,150	1,184,583
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	200	196,659
5.63%, 01/15/35	260	269,024
5.71%, 01/13/30	75	77,469
5.77%, 01/13/33	630	658,384
5.78%, 07/13/33	375	391,509
5.81%, 09/14/33	465	486,666
5.85%, 07/13/30	345	358,900
Synchrony Bank, 5.63%, 08/23/27	1,305	1,319,001
Toronto-Dominion Bank(The)
2.00%, 09/10/31	576	509,922
2.45%, 01/12/32	121	107,382
3.20%, 03/10/32	300	276,296
4.36%, 04/23/29	250	249,061
4.41%, 01/13/31	50	49,509
4.46%, 06/08/32(a)	437	430,306
4.57%, 06/02/28	200	200,568
4.78%, 12/17/29	150	151,352
4.87%, 04/22/33	250	248,394
4.93%, 10/15/35	630	619,101
4.99%, 04/05/29	396	401,303
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	164	164,966
5.16%, 01/10/28	255	258,021
5.52%, 07/17/28	330	337,472
Truist Bank, 2.25%, 03/11/30	60	54,713
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	135	128,112
1.95%, 06/05/30	135	121,991
3.88%, 03/19/29	225	220,557
4.92%, 07/28/33, (1-day SOFR + 2.24%)(c)	716	701,915
5.12%, 01/26/34, (1-day SOFR + 1.85%)(c)	135	134,952
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	307	316,212
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	335	348,625
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	20	21,148
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	70	74,070
U.S. Bancorp
1.38%, 07/22/30	200	176,062
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	456	396,268
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	480	427,555
3.00%, 07/30/29	10	9,538
3.90%, 04/26/28	146	145,037
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	270	270,427
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	505	506,521
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	320	315,835
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	645	638,355
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	170	173,083
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	120	123,958
5.72%, 05/20/41, (5-year CMT + 1.25%)(c)	175	175,389
5.85%, 10/21/33, (1-day SOFR + 2.09%)(c)	295	308,608
UBS AG/London, 5.65%, 09/11/28	1,100	1,131,053
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	250	249,553
4.63%, 02/16/32, (1-day SOFR + 1.11%)(c)	250	249,058
7.50%, 02/15/28	160	168,413
Webster Financial Corp., 4.10%, 03/25/29(a)	462	451,172
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	$225	$208,529
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	662	502,520
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	317	291,800
3.90%, 05/01/45	102	80,778
4.30%, 07/22/27	679	678,608
4.40%, 06/14/46	260	211,084
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	1,258	1,059,331
4.65%, 11/04/44	422	357,646
4.75%, 12/07/46(a)	273	231,793
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	660	662,487
4.84%, 05/20/32, (1-day SOFR + 0.97%)(c)	700	699,416
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	875	871,872
4.90%, 11/17/45	634	555,089
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	1,448	1,296,771
5.38%, 11/02/43	167	157,269
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	135	137,350
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(c)	126	128,551
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	290	298,137
5.61%, 01/15/44	497	480,049
5.95%, 12/01/86	1,000	1,019,834
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	325	351,994
Series B, 7.95%, 11/15/29	467	513,169
Westpac Banking Corp.
2.65%, 01/16/30	271	255,393
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	502	452,885
3.02%, 11/18/36, (5-year CMT + 1.53%)(c)	691	618,582
3.40%, 01/25/28	513	506,751
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(c)	308	300,703
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	695	702,839
Wintrust Financial Corp., 4.85%, 06/06/29	119	117,206
		279,915,325
Beverages — 2.7%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	1,492	1,452,560
4.90%, 02/01/46	2,045	1,869,090
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	30	24,724
4.63%, 02/01/44	246	218,624
4.70%, 02/01/36	975	949,026
4.90%, 02/01/46	212	192,398
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	661	638,422
3.75%, 07/15/42	30	24,158
4.38%, 04/15/38	186	173,830
4.44%, 10/06/48	567	480,373
4.50%, 06/01/50(a)	215	192,148
4.60%, 04/15/48	290	252,649
4.75%, 01/23/29	1,025	1,033,450
4.75%, 04/15/58	364	313,401
4.90%, 01/23/31	319	324,427
4.95%, 01/15/42	559	526,407
5.00%, 06/15/34	80	80,829
5.45%, 01/23/39	474	483,140
5.55%, 01/23/49	879	864,795
5.80%, 01/23/59	389	396,071
5.88%, 06/15/35	391	417,899
8.00%, 11/15/39	145	180,925

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
8.20%, 01/15/39	$391	$492,798
Brown-Forman Corp.
4.00%, 04/15/38	19	16,696
4.50%, 07/15/45(a)	64	54,190
Coca-Cola Co.(The)
1.38%, 03/15/31	1,237	1,078,764
1.65%, 06/01/30	517	466,780
2.00%, 03/05/31	240	215,790
2.13%, 09/06/29	212	198,906
2.25%, 01/05/32	1,982	1,775,580
2.50%, 06/01/40	108	79,269
2.50%, 03/15/51	396	235,602
2.60%, 06/01/50	344	211,261
2.75%, 06/01/60	448	259,763
3.00%, 03/05/51	482	320,085
3.45%, 03/25/30	483	469,151
4.20%, 03/25/50	388	320,585
4.65%, 08/14/34(a)	215	215,418
5.00%, 05/13/34	120	123,265
5.20%, 01/14/55	253	241,062
5.40%, 05/13/64	115	110,583
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	103	85,896
2.75%, 01/22/30	60	56,068
5.25%, 11/26/43	205	195,868
Constellation Brands, Inc.
2.88%, 05/01/30	65	60,917
3.60%, 02/15/28(a)	40	39,450
3.75%, 05/01/50	142	103,797
4.10%, 02/15/48	110	85,611
4.50%, 05/09/47	166	137,311
4.65%, 11/15/28	30	30,078
4.85%, 05/06/31	75	75,039
5.25%, 11/15/48(a)	60	54,985
Diageo Capital PLC
2.00%, 04/29/30	2,617	2,374,361
2.13%, 04/29/32	1,195	1,033,598
2.38%, 10/24/29	2,026	1,891,013
3.88%, 05/18/28	2,880	2,854,768
5.30%, 10/24/27	425	430,906
5.63%, 10/05/33	218	227,252
5.88%, 09/30/36	465	493,520
Diageo Investment Corp.
4.25%, 05/11/42(a)	130	111,564
5.13%, 08/15/30	540	549,680
5.63%, 04/15/35	430	446,720
7.45%, 04/15/35	1,635	1,911,682
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	195	140,161
4.38%, 05/10/43	20	17,320
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	80	75,296
3.35%, 03/15/51	155	101,153
3.80%, 05/01/50	229	162,590
4.05%, 04/15/32	338	322,085
4.42%, 12/15/46	176	141,560
4.50%, 11/15/45(a)	191	157,799
4.50%, 04/15/52	325	258,783
4.60%, 05/25/28	380	380,321
5.09%, 05/25/48	153	134,423
5.30%, 03/15/34	30	30,005
Security	Par (000)	Value
Beverages (continued)
Molson Coors Beverage Co.
4.20%, 07/15/46	$638	$510,076
4.90%, 07/08/31	245	245,766
5.00%, 05/01/42	448	410,722
5.50%, 07/08/36	460	463,502
PepsiCo, Inc.
1.63%, 05/01/30	224	202,000
2.63%, 07/29/29	1,248	1,187,550
2.75%, 03/19/30	5	4,716
2.75%, 10/21/51	95	58,790
2.88%, 10/15/49	140	90,974
3.38%, 07/29/49	165	117,457
3.50%, 03/19/40	133	110,471
3.63%, 03/19/50	240	178,115
3.88%, 03/19/60	125	92,677
4.00%, 03/05/42	115	97,874
4.00%, 05/02/47	128	102,942
4.45%, 04/14/46	307	266,800
4.80%, 07/17/34	100	100,651
4.88%, 11/01/40	254	243,868
5.25%, 07/17/54	50	48,097
5.50%, 01/15/40	174	178,732
7.00%, 03/01/29	39	41,696
		37,899,950
Biotechnology — 1.5%
Amgen, Inc.
2.30%, 02/25/31	109	98,411
2.45%, 02/21/30	1,110	1,030,091
2.77%, 09/01/53	405	240,449
3.00%, 01/15/52(a)	436	282,793
3.15%, 02/21/40	40	31,110
3.20%, 11/02/27	807	795,354
3.38%, 02/21/50	300	211,859
4.20%, 03/01/33	320	308,380
4.20%, 02/22/52	189	147,953
4.40%, 05/01/45	671	568,580
4.40%, 02/22/62	362	281,997
4.56%, 06/15/48	454	383,815
4.66%, 06/15/51	965	817,658
4.88%, 03/01/53	117	101,595
4.95%, 10/01/41	207	192,690
5.15%, 11/15/41	307	291,805
5.25%, 03/02/33	1,135	1,159,003
5.65%, 06/15/42	50	49,686
5.65%, 03/02/53	745	724,095
5.75%, 03/15/40	134	137,432
5.75%, 03/02/63	634	615,066
6.38%, 06/01/37	175	190,791
6.40%, 02/01/39	188	202,665
Baxalta, Inc., 5.25%, 06/23/45	175	163,214
Biogen, Inc.
2.25%, 05/01/30	150	136,977
3.15%, 05/01/50	401	259,279
3.25%, 02/15/51	156	101,826
5.05%, 01/15/31	60	60,860
5.20%, 09/15/45	680	626,824
5.75%, 05/15/35(a)	95	99,005
6.45%, 05/15/55	100	106,224
Gilead Sciences, Inc.
1.20%, 10/01/27	1,071	1,029,958
1.65%, 10/01/30	1,285	1,140,561

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.00%, 09/01/36	$445	$409,166
4.15%, 03/01/47	525	429,732
4.25%, 05/20/28	490	489,918
4.40%, 05/20/29	715	715,049
4.50%, 02/01/45	414	360,691
4.60%, 05/20/31	520	520,529
4.60%, 09/01/35	620	604,963
4.75%, 03/01/46	683	612,626
4.80%, 11/15/29	165	167,015
4.80%, 04/01/44	536	488,531
4.90%, 05/20/34	595	596,026
5.10%, 06/15/35	825	832,480
5.25%, 10/15/33	915	943,143
5.60%, 11/15/64	90	88,196
5.65%, 12/01/41	352	359,154
Illumina, Inc., 2.55%, 03/23/31	175	158,318
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	241	146,495
Royalty Pharma PLC
3.30%, 09/02/40	145	112,330
3.35%, 09/02/51	167	111,295
3.55%, 09/02/50	384	267,543
5.40%, 09/02/34	65	65,779
5.90%, 09/02/54	155	153,103
5.95%, 09/25/55	115	114,449
		21,334,537
Building Materials — 2.2%
Carlisle Companies, Inc.
2.75%, 03/01/30	242	226,431
3.75%, 12/01/27(a)	31	30,714
Carrier Global Corp.
2.70%, 02/15/31	611	561,009
2.72%, 02/15/30	365	341,604
3.38%, 04/05/40	236	188,957
3.58%, 04/05/50(a)	583	424,264
5.90%, 03/15/34	603	635,806
6.20%, 03/15/54(a)	90	95,938
CRH America Finance, Inc.
4.40%, 02/09/31	395	389,610
5.00%, 02/09/36	860	845,334
5.40%, 05/21/34	2,513	2,565,823
5.50%, 01/09/35	640	653,490
5.60%, 02/09/56(a)	225	219,372
5.88%, 01/09/55	55	55,424
CRH SMW Finance DAC
5.13%, 01/09/30	1,345	1,366,091
5.20%, 05/21/29(a)	2,920	2,980,331
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	503	480,082
4.00%, 03/25/32	1,202	1,137,151
4.50%, 03/25/52(a)	254	202,985
5.88%, 06/01/33(a)	1,367	1,420,527
Johnson Controls International PLC
4.95%, 07/02/64(d)	65	56,162
6.00%, 01/15/36	725	768,402
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	2,535	2,257,520
2.00%, 09/16/31(a)	1,186	1,036,514
4.90%, 12/01/32	30	30,113
Security	Par (000)	Value
Building Materials (continued)
Lennox International, Inc.
1.70%, 08/01/27	$1,167	$1,132,843
5.50%, 09/15/28	645	658,231
Martin Marietta Materials, Inc.
3.20%, 07/15/51	328	217,569
3.45%, 06/01/27	81	80,283
3.50%, 12/15/27	55	54,308
4.25%, 12/15/47	180	146,037
5.15%, 12/01/34	50	50,264
5.50%, 12/01/54	490	470,138
Series CB, 2.50%, 03/15/30	128	118,300
Masco Corp.
3.13%, 02/15/51(a)	60	38,808
3.50%, 11/15/27	218	214,970
4.50%, 05/15/47	105	86,966
Mohawk Industries, Inc., 3.63%, 05/15/30	5	4,805
Owens Corning
3.95%, 08/15/29	570	560,180
4.30%, 07/15/47	202	163,266
4.40%, 01/30/48	134	109,807
5.50%, 06/15/27	45	45,559
5.70%, 06/15/34(a)	185	191,591
5.95%, 06/15/54(a)	390	391,460
7.00%, 12/01/36	303	340,569
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,518	1,494,425
5.10%, 06/13/34	885	896,754
5.25%, 03/03/33	1,260	1,292,043
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	2,893	2,861,843
4.30%, 02/21/48	172	141,896
5.75%, 06/15/43	291	299,891
Vulcan Materials Co.
4.50%, 06/15/47	112	95,126
4.70%, 03/01/48	44	38,301
4.95%, 12/01/29	50	50,618
5.35%, 12/01/34	50	50,877
5.70%, 12/01/54(a)	125	123,349
		31,390,731
Chemicals — 1.2%
Cabot Corp., 4.00%, 07/01/29	65	63,738
CF Industries, Inc.
4.95%, 06/01/43	110	99,866
5.38%, 03/15/44	176	166,387
Dow Chemical Co.(The)
3.60%, 11/15/50	227	151,131
4.25%, 10/01/34	291	266,959
4.38%, 11/15/42	215	174,143
4.63%, 10/01/44	108	88,317
4.80%, 11/30/28	110	110,338
4.80%, 01/15/31	75	74,321
4.80%, 05/15/49	172	137,778
5.15%, 02/15/34(a)	405	399,115
5.25%, 11/15/41	174	157,467
5.35%, 03/15/35	75	74,181
5.55%, 11/30/48	260	231,340
5.60%, 02/15/54(a)	75	66,631
5.65%, 03/15/36(a)	85	85,048
6.30%, 03/15/33(a)	298	314,794
6.90%, 05/15/53(a)	75	78,702
9.40%, 05/15/39	309	400,187

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
DuPont de Nemours, Inc.
4.73%, 11/15/28	$45	$45,150
4.73%, 11/15/28(b)	282	282,349
5.32%, 11/15/38	423	417,307
5.42%, 11/15/48	329	310,637
Eastman Chemical Co.
4.50%, 12/01/28	25	24,941
4.65%, 10/15/44(a)	190	162,037
4.80%, 09/01/42	154	136,437
Ecolab, Inc.
1.30%, 01/30/31	787	679,788
2.13%, 02/01/32	60	52,654
2.13%, 08/15/50	95	51,438
2.70%, 12/15/51	191	116,346
2.75%, 08/18/55	10	5,940
3.25%, 12/01/27	2,222	2,194,180
4.30%, 06/15/28	30	30,004
4.60%, 06/15/29	325	326,417
4.80%, 03/24/30	1,155	1,166,997
4.80%, 06/15/31	325	327,436
5.00%, 09/01/35	225	224,868
5.15%, 06/15/33	325	330,033
5.35%, 06/15/36	325	330,296
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	254	204,776
4.45%, 09/26/28	316	315,680
5.00%, 09/26/48	118	104,065
LYB International Finance BV
4.88%, 03/15/44	230	194,474
5.25%, 07/15/43	240	212,211
LYB International Finance III LLC
3.63%, 04/01/51	244	161,254
3.80%, 10/01/60	427	272,083
4.20%, 10/15/49	212	155,455
4.20%, 05/01/50	283	206,799
5.50%, 03/01/34	165	165,131
5.63%, 05/15/33	516	523,126
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	391	302,234
Mosaic Co.(The)
4.05%, 11/15/27	140	139,145
4.88%, 11/15/41(a)	45	40,118
5.45%, 11/15/33(a)	377	381,902
5.63%, 11/15/43(a)	115	108,959
Nutrien Ltd.
3.95%, 05/13/50	125	93,818
4.13%, 03/15/35	577	531,405
4.20%, 04/01/29	103	102,186
4.85%, 05/29/31	175	175,382
4.90%, 06/01/43	117	105,276
5.00%, 04/01/49	143	127,464
5.25%, 01/15/45	196	183,065
5.35%, 05/29/36	175	175,542
5.40%, 06/21/34(a)	225	229,272
5.63%, 12/01/40	67	66,431
5.80%, 03/27/53(a)	189	187,278
5.88%, 12/01/36	108	112,117
6.13%, 01/15/41	80	84,072
PPG Industries, Inc.
2.80%, 08/15/29	72	68,173
3.75%, 03/15/28	46	45,535
4.38%, 03/15/31	155	152,696
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc.
4.25%, 01/15/48	$19	$15,231
4.55%, 03/01/29	51	50,973
5.25%, 06/01/45	62	57,652
Sherwin-Williams Co.(The)
2.30%, 05/15/30(a)	180	164,978
2.95%, 08/15/29	87	82,915
3.30%, 05/15/50	5	3,361
3.45%, 06/01/27	85	84,367
3.80%, 08/15/49	15	11,215
4.00%, 12/15/42	70	56,527
4.50%, 06/01/47	558	468,818
4.55%, 08/01/45	192	163,594
5.15%, 08/15/35(a)	75	75,207
Westlake Corp.
3.38%, 08/15/61	130	78,307
4.38%, 11/15/47	5	3,894
5.00%, 08/15/46(a)	33	28,417
		17,628,278
Commercial Services — 1.3%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	4,309	3,787,156
1.70%, 05/15/28	5,073	4,844,524
4.45%, 09/09/34	50	48,943
4.75%, 05/08/32	105	105,410
5.00%, 05/07/36	250	249,327
Block Financial LLC, 3.88%, 08/15/30(a)	284	270,404
Global Payments, Inc.
5.40%, 08/15/32(a)	105	104,982
5.95%, 08/15/52(a)	144	136,431
Moody's Corp.
3.10%, 11/29/61	210	124,865
3.25%, 05/20/50	124	82,860
4.25%, 02/01/29	20	19,927
4.88%, 12/17/48	214	189,175
5.25%, 07/15/44	42	39,638
PayPal Holdings, Inc.
2.30%, 06/01/30	182	166,220
3.25%, 06/01/50(a)	311	203,160
4.55%, 06/01/28	175	175,512
4.95%, 06/01/31	175	175,208
5.05%, 06/01/52	91	78,539
5.25%, 06/01/62	204	177,985
5.55%, 06/01/36	175	175,119
Quanta Services, Inc.
2.35%, 01/15/32	475	417,291
2.90%, 10/01/30	564	525,370
3.05%, 10/01/41	181	133,835
4.75%, 08/09/27	75	75,295
5.25%, 08/09/34	75	75,769
RELX Capital, Inc.
3.00%, 05/22/30	2,474	2,329,166
4.00%, 03/18/29	2,292	2,262,012
4.75%, 03/27/30	95	95,378
5.25%, 03/27/35	330	334,377
S&P Global, Inc.
2.30%, 08/15/60(a)	800	395,113
2.50%, 12/01/29	140	131,097
3.25%, 12/01/49(a)	458	315,468
3.90%, 03/01/62	115	83,406
4.25%, 01/15/31(b)	110	108,286

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.80%, 12/04/35(b)	$70	$68,459
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	780	695,160
		19,200,867
Computers — 1.7%
Apple, Inc.
2.40%, 08/20/50	417	243,246
2.55%, 08/20/60	1,490	810,696
2.65%, 05/11/50	346	214,178
2.65%, 02/08/51	380	232,783
2.70%, 08/05/51	497	306,806
2.80%, 02/08/61	324	187,409
2.85%, 08/05/61	433	252,267
2.95%, 09/11/49	306	202,637
3.35%, 08/08/32	210	199,549
3.45%, 02/09/45	333	256,230
3.75%, 09/12/47	170	132,592
3.75%, 11/13/47	82	63,932
3.85%, 05/04/43	341	284,237
3.85%, 08/04/46	598	478,319
3.95%, 08/08/52	568	443,735
4.10%, 08/08/62	425	328,201
4.25%, 02/09/47	382	322,681
4.38%, 05/13/45	250	219,228
4.50%, 02/23/36(a)	171	170,379
4.65%, 02/23/46	1,055	951,959
Dell International LLC/EMC Corp.
5.40%, 04/15/34(a)	35	35,782
8.10%, 07/15/36	232	278,464
8.35%, 07/15/46(a)	259	328,502
Dell, Inc., 6.50%, 04/15/38	220	238,148
DXC Technology Co., 2.38%, 09/15/28(a)	70	65,634
Gartner, Inc.
4.95%, 03/20/31(a)	565	549,853
5.60%, 11/20/35	530	507,472
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	195	194,177
4.40%, 09/25/27	642	641,721
4.40%, 10/15/30	515	506,529
4.50%, 03/23/28	65	65,011
4.55%, 10/15/29	1,060	1,057,404
4.60%, 03/23/29	100	99,993
4.85%, 10/15/31(a)	614	613,199
5.00%, 10/15/34	695	681,565
5.25%, 07/01/28(a)	719	729,274
5.25%, 04/01/33	125	125,933
5.60%, 10/15/54	345	317,967
6.20%, 10/15/35(a)	530	568,582
HP, Inc.
4.20%, 04/15/32(a)	450	431,401
5.50%, 01/15/33(a)	310	317,603
6.00%, 09/15/41(a)	521	534,367
IBM International Capital Pte. Ltd.
4.90%, 02/05/34	142	140,837
5.30%, 02/05/54	245	221,435
International Business Machines Corp.
2.95%, 05/15/50	138	86,064
3.50%, 05/15/29	1,238	1,206,973
4.00%, 02/03/29	200	197,965
4.00%, 06/20/42	185	152,267
4.15%, 05/15/39	179	156,716
Security	Par (000)	Value
Computers (continued)
4.25%, 05/15/49	$580	$455,003
4.30%, 02/03/31	200	196,980
4.60%, 02/03/33	100	98,378
4.70%, 02/19/46	164	141,360
4.75%, 02/06/33	170	169,624
4.90%, 07/27/52	95	81,175
4.95%, 02/03/36	195	191,524
5.10%, 02/06/53	100	88,738
5.60%, 11/30/39(a)	191	195,615
5.70%, 02/10/55	100	95,997
5.80%, 02/03/56(a)	215	209,828
5.88%, 11/29/32	408	432,531
6.22%, 08/01/27	314	320,913
6.50%, 01/15/28(a)	157	162,392
7.13%, 12/01/96	107	122,540
Kyndryl Holdings, Inc., 3.15%, 10/15/31	25	20,978
Leidos, Inc.
2.30%, 02/15/31	215	191,958
4.38%, 05/15/30	656	645,401
5.00%, 03/15/36	100	96,805
NetApp, Inc.
2.70%, 06/22/30	1,890	1,741,703
5.50%, 03/17/32	560	572,966
5.70%, 03/17/35	465	476,110
Teledyne FLIR LLC, 2.50%, 08/01/30	75	68,761
		24,129,182
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47	642	496,133
4.00%, 08/15/45	321	270,387
Estee Lauder Companies, Inc.(The)
2.38%, 12/01/29	118	109,868
3.13%, 12/01/49	228	150,525
4.15%, 03/15/47	126	100,242
4.38%, 06/15/45	94	78,238
6.00%, 05/15/37	74	78,739
Kenvue, Inc.
4.85%, 05/22/32	75	75,683
5.05%, 03/22/53(a)	90	82,142
5.20%, 03/22/63	603	545,660
Procter & Gamble Co.(The)
2.85%, 08/11/27	1,291	1,273,226
3.00%, 03/25/30	65	62,103
3.50%, 10/25/47	185	140,118
3.55%, 03/25/40	25	21,322
3.60%, 03/25/50	30	22,931
4.10%, 11/03/32(a)	75	73,622
4.35%, 11/03/35(a)	75	72,669
4.60%, 05/01/35	225	223,611
5.55%, 03/05/37	505	536,402
5.80%, 08/15/34	204	219,162
Unilever Capital Corp.
1.38%, 09/14/30	395	348,597
1.75%, 08/12/31	1,150	1,005,121
2.13%, 09/06/29	355	332,229
3.50%, 03/22/28	420	415,115
4.63%, 08/12/34	130	128,493
5.00%, 12/08/33	506	516,831
5.90%, 11/15/32	611	655,843

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Series 30Y, 2.63%, 08/12/51	$419	$257,132
		8,292,144
Distribution & Wholesale — 0.4%
LKQ Corp.
5.75%, 06/15/28	1,815	1,846,511
6.25%, 06/15/33	1,930	1,996,698
WW Grainger, Inc.
3.75%, 05/15/46(a)	244	190,549
4.20%, 05/15/47	246	202,985
4.45%, 09/15/34	1,774	1,730,717
4.60%, 06/15/45	378	337,605
		6,305,065
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	684	658,871
3.30%, 01/30/32	1,136	1,039,626
3.40%, 10/29/33	759	675,231
3.65%, 07/21/27	290	287,260
3.85%, 10/29/41	462	372,750
3.88%, 01/23/28	552	545,954
4.63%, 10/15/27	326	326,393
4.95%, 09/10/34	87	84,763
5.30%, 01/19/34	524	524,463
6.50%, 01/31/56, (5-year CMT + 2.44%)(c)	80	81,385
6.95%, 03/10/55, (5-year CMT + 2.72%)(c)	596	616,909
Ally Financial, Inc.
6.85%, 01/03/30, (1-day SOFR + 2.82%)(c)	95	98,952
8.00%, 11/01/31	862	960,805
American Express Co.
4.05%, 12/03/42	375	315,734
4.42%, 08/03/33, (1-day SOFR + 1.76%)(c)	277	269,741
4.44%, 05/03/30, (1-day SOFR + 0.81%)(c)	455	453,516
4.46%, 02/10/32, (1-day SOFR + 0.87%)(c)	145	143,201
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	195	188,742
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	230	230,245
4.99%, 05/26/33, (1-day SOFR + 2.26%)(c)	75	74,762
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	425	430,287
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	125	125,534
5.28%, 07/26/35, (1-day SOFR + 1.42%)(c)	665	672,784
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	295	300,979
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	115	117,913
5.63%, 07/28/34, (1-day SOFR + 1.93%)(c)	402	411,626
5.67%, 04/25/36, (1-day SOFR + 1.79%)(c)	370	383,573
5.92%, 04/25/35, (1-day SOFR + 1.63%)(c)	505	524,201
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	335	358,790
Apollo Global Management, Inc.
5.70%, 03/30/36	75	75,786
5.80%, 05/21/54(a)	120	115,690
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	65	62,996
Ares Management Corp., 5.60%, 10/11/54	210	190,595
Brookfield Capital Finance LLC, 6.09%, 06/14/33	562	592,305
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	599	523,164
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	284	192,686
Brookfield Finance, Inc.
3.50%, 03/30/51	238	162,945
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 02/15/52	$160	$111,048
3.90%, 01/25/28	391	387,021
4.35%, 04/15/30	49	48,190
4.70%, 09/20/47	234	199,160
4.85%, 03/29/29	367	368,351
5.33%, 01/15/36	135	133,247
5.68%, 01/15/35	466	474,096
5.97%, 03/04/54	150	148,664
6.35%, 01/05/34	460	490,313
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(c)	427	368,698
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)(c)	220	194,528
3.27%, 03/01/30, (1-day SOFR + 1.79%)(c)	75	72,243
3.80%, 01/31/28	560	554,146
4.72%, 01/30/32, (1-day SOFR + 1.15%)(c)	125	123,425
5.20%, 09/11/36, (1-day SOFR + 1.63%)(c)	280	272,557
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	200	202,742
5.27%, 05/10/33, (1-day SOFR + 2.37%)(c)	560	562,193
5.40%, 01/30/37, (1-day SOFR + 1.51%)(c)	170	167,697
5.82%, 02/01/34, (1-day SOFR + 2.60%)(c)	165	169,696
5.88%, 07/26/35, (1-day SOFR + 1.99%)(c)	155	159,225
6.18%, 01/30/36, (1-day SOFR + 2.04%)(c)	140	143,220
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	295	304,334
6.38%, 06/08/34, (1-day SOFR + 2.86%)(c)	385	407,971
6.70%, 11/29/32	424	461,421
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	95	104,638
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(c)	690	794,907
Cboe Global Markets, Inc.
1.63%, 12/15/30	60	52,767
3.00%, 03/16/32	567	520,709
Charles Schwab Corp.(The)
1.95%, 12/01/31(a)	260	226,400
2.00%, 03/20/28	205	197,061
2.30%, 05/13/31	215	192,758
2.90%, 03/03/32(a)	445	404,015
3.20%, 01/25/28	89	87,521
3.25%, 05/22/29	10	9,707
4.00%, 02/01/29	50	49,563
4.63%, 03/22/30(a)	105	105,877
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	80	83,755
6.14%, 08/24/34, (1-day SOFR + 2.01%)(c)	250	265,918
CME Group, Inc.
2.65%, 03/15/32	25	22,624
3.75%, 06/15/28	129	127,863
5.30%, 09/15/43	45	44,662
Franklin Resources, Inc., 2.95%, 08/12/51	35	21,862
Intercontinental Exchange, Inc.
1.85%, 09/15/32	160	135,174
2.65%, 09/15/40	137	100,036
3.00%, 06/15/50(a)	457	299,268
3.00%, 09/15/60	853	503,555
3.10%, 09/15/27	65	64,038
3.75%, 09/21/28	125	123,221
3.95%, 12/01/28(a)	70	69,295
4.20%, 03/15/31	75	73,775
4.25%, 09/21/48	356	294,407
4.60%, 03/15/33	255	252,536
4.95%, 06/15/52(a)	305	276,374
5.20%, 06/15/62	350	319,881
Invesco Finance PLC, 5.38%, 11/30/43	186	177,570

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	$1,340	$1,354,674
Jefferies Financial Group, Inc.
2.63%, 10/15/31	35	30,586
4.15%, 01/23/30	87	84,352
5.50%, 02/15/36	10	9,732
6.25%, 01/15/36	93	95,861
6.50%, 01/20/43(a)	185	186,333
Lazard Group LLC
5.63%, 08/01/35	325	327,564
6.00%, 03/15/31	25	26,080
Legg Mason, Inc., 5.63%, 01/15/44	282	277,783
LPL Holdings, Inc.
5.65%, 03/15/35	315	313,310
5.75%, 06/15/35	625	626,238
Mastercard, Inc.
2.95%, 06/01/29	70	67,516
2.95%, 03/15/51	173	112,129
3.35%, 03/26/30	90	86,855
3.65%, 06/01/49	229	171,147
3.80%, 11/21/46	121	94,858
3.85%, 03/26/50	336	260,546
3.95%, 02/26/48	223	176,272
4.55%, 01/15/35	255	249,719
4.88%, 05/09/34	205	206,044
Nasdaq, Inc.
1.65%, 01/15/31(a)	255	224,191
3.25%, 04/28/50(a)	239	161,882
3.95%, 03/07/52	215	161,269
5.35%, 06/28/28	458	465,834
5.55%, 02/15/34	673	695,025
5.95%, 08/15/53(a)	104	105,706
6.10%, 06/28/63(a)	146	149,733
Nomura Holdings, Inc.
2.17%, 07/14/28	735	698,666
2.61%, 07/14/31	477	427,224
2.68%, 07/16/30(a)	407	373,721
2.71%, 01/22/29	361	343,152
3.00%, 01/22/32	210	189,836
3.10%, 01/16/30	785	739,383
4.90%, 07/01/30	200	199,989
5.39%, 07/06/27	200	201,785
5.49%, 06/29/35	200	203,593
5.78%, 07/03/34	240	248,444
5.84%, 01/18/28	245	249,665
6.07%, 07/12/28	210	215,899
6.09%, 07/12/33	200	211,555
6.18%, 01/18/33	200	211,961
ORIX Corp.
2.25%, 03/09/31(a)	74	65,854
3.70%, 07/18/27(a)	61	60,463
4.00%, 04/13/32	235	224,879
5.20%, 09/13/32(a)	145	146,912
5.40%, 02/25/35	75	75,858
Raymond James Financial, Inc.
3.75%, 04/01/51	190	137,554
4.65%, 04/01/30	382	383,106
4.90%, 09/11/35(a)	595	578,809
4.95%, 07/15/46	289	259,158
5.65%, 09/11/55(a)	80	77,266
Security	Par (000)	Value
Diversified Financial Services (continued)
Sumisho Air Lease Corp.
2.88%, 01/15/32(a)	$266	$237,542
3.00%, 02/01/30	139	130,082
3.13%, 12/01/30	65	60,128
3.25%, 10/01/29	162	153,885
3.63%, 12/01/27	253	249,495
4.63%, 10/01/28	228	227,278
Synchrony Financial
2.88%, 10/28/31	319	280,791
3.95%, 12/01/27	907	897,497
4.95%, 02/25/32, (1-day SOFR + 1.53%)(c)	50	48,796
5.15%, 03/19/29	589	590,024
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	260	264,956
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	925	927,449
UBS Americas, Inc., 7.13%, 07/15/32	660	737,595
Visa, Inc.
2.00%, 08/15/50(a)	347	185,257
3.65%, 09/15/47	273	209,787
4.10%, 02/12/31	150	149,111
4.15%, 12/14/35(a)	613	585,062
4.30%, 12/14/45	663	571,075
4.40%, 02/12/33	100	98,727
4.70%, 02/12/36	100	99,074
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)(c)	195	189,517
Western Union Co. (The), 6.20%, 11/17/36(a)	304	316,239
		46,172,418
Electric — 7.9%
AEP Texas, Inc.
3.45%, 05/15/51	654	439,507
4.70%, 05/15/32	366	361,124
5.25%, 05/15/52	465	418,599
5.40%, 06/01/33	727	740,251
5.70%, 05/15/34	552	570,065
5.85%, 10/15/55	170	166,343
Series G, 4.15%, 05/01/49	125	95,472
Series H, 3.45%, 01/15/50	257	175,001
Series Q, 5.20%, 04/15/36	100	98,431
Atlantic City Electric Co., 2.30%, 03/15/31	70	62,846
Avangrid, Inc., 3.80%, 06/01/29	5,010	4,882,971
Avista Corp.
4.00%, 04/01/52(a)	943	702,468
4.35%, 06/01/48	585	472,497
Baltimore Gas and Electric Co.
3.20%, 09/15/49	619	412,389
3.50%, 08/15/46	494	357,584
3.75%, 08/15/47	428	320,630
4.25%, 09/15/48	386	311,487
5.15%, 06/01/33	380	383,634
5.40%, 06/01/53	87	82,323
5.45%, 06/01/35	355	362,011
5.65%, 06/01/54	370	360,748
6.05%, 06/01/56	570	586,178
6.35%, 10/01/36	215	232,770
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	347	272,424
3.60%, 03/01/52	600	430,014
3.95%, 03/01/48	364	285,440
4.50%, 04/01/44	201	174,973
5.30%, 04/01/53	105	98,881

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series AC, 4.25%, 02/01/49	$120	$97,093
Series AD, 2.90%, 07/01/50	250	159,493
Series AF, 3.35%, 04/01/51	360	248,476
Series AQ, 4.95%, 08/15/35	25	24,748
Series AR, 4.85%, 04/01/36	50	49,124
Series K2, 6.95%, 03/15/33	48	53,572
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	550	568,237
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(c)	570	522,783
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)(c)	665	652,846
6.50%, 06/01/55, (5-year CMT + 1.96%)(c)	260	267,000
Commonwealth Edison Co.
2.20%, 03/01/30	1,162	1,069,877
3.00%, 03/01/50	400	258,432
3.65%, 06/15/46	279	210,203
3.70%, 03/01/45	214	164,937
3.80%, 10/01/42	190	153,135
4.00%, 03/01/48	377	295,812
4.00%, 03/01/49	320	248,145
4.35%, 11/15/45	202	169,261
4.55%, 06/01/31	150	149,686
4.60%, 08/15/43	60	52,848
4.70%, 01/15/44	128	113,365
5.65%, 06/01/54	123	120,130
5.85%, 06/01/56	250	251,691
5.90%, 03/15/36	413	436,352
5.95%, 06/01/55	275	280,017
6.45%, 01/15/38	169	185,475
Series 122, 2.95%, 08/15/27	56	55,204
Series 123, 3.75%, 08/15/47	299	225,454
Series 127, 3.20%, 11/15/49	297	198,235
Series 131, 2.75%, 09/01/51	40	24,109
Series 133, 3.85%, 03/15/52	35	25,915
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	792	626,154
4.30%, 04/15/44	380	319,950
4.95%, 01/15/30	50	50,707
4.95%, 08/15/34	45	44,811
5.25%, 01/15/53	420	391,668
Series A, 2.05%, 07/01/31	460	406,286
Series A, 4.15%, 06/01/45	574	469,389
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61(a)	163	109,513
3.70%, 11/15/59	324	223,756
3.80%, 05/15/28	106	104,952
3.85%, 06/15/46	235	181,597
3.95%, 03/01/43	115	93,615
4.45%, 03/15/44	267	229,385
4.50%, 12/01/45	322	274,560
4.50%, 05/15/58	135	108,924
4.63%, 12/01/54	210	175,158
5.70%, 06/15/40	150	153,196
Series 05-A, 5.30%, 03/01/35	220	223,395
Series 06-A, 5.85%, 03/15/36	214	224,832
Series 06-B, 6.20%, 06/15/36	160	172,244
Series 07-A, 6.30%, 08/15/37(a)	153	165,248
Series 08-B, 6.75%, 04/01/38	238	267,798
Series 09-C, 5.50%, 12/01/39	242	243,008
Series 12-A, 4.20%, 03/15/42	184	156,012
Series 2017, 3.88%, 06/15/47	123	94,546
Security	Par (000)	Value
Electric (continued)
Series 20A, 3.35%, 04/01/30	$463	$443,729
Series 20B, 3.95%, 04/01/50	374	290,990
Series A, 4.13%, 05/15/49	258	203,907
Series B, 3.13%, 11/15/27	96	94,524
Series C, 3.00%, 12/01/60	535	314,535
Series C, 4.00%, 11/15/57(a)	165	121,194
Series C, 4.30%, 12/01/56	189	147,812
Series D, 4.00%, 12/01/28	291	288,530
Series E, 4.65%, 12/01/48(a)	133	113,658
Constellation Energy Generation LLC
5.60%, 06/15/42	64	63,244
5.75%, 10/01/41	102	102,763
5.80%, 03/01/33	645	675,130
6.25%, 10/01/39	210	221,663
Delmarva Power & Light Co., 4.15%, 05/15/45	269	219,682
Edison International
4.13%, 03/15/28	323	318,422
5.25%, 03/15/32	370	364,398
5.75%, 06/15/27	219	220,614
6.95%, 11/15/29	365	382,869
El Paso Electric Co.
5.00%, 12/01/44	125	107,319
6.00%, 05/15/35	102	103,678
Enel Chile SA, 4.88%, 06/12/28	1,240	1,245,062
Entergy Corp.
3.75%, 06/15/50	400	287,931
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	20	19,946
7.13%, 12/01/54, (5-year CMT + 2.67%)(c)	180	186,736
Entergy Louisiana LLC
2.90%, 03/15/51	624	390,497
4.20%, 09/01/48	275	220,162
4.20%, 04/01/50	353	277,471
4.95%, 01/15/45	615	563,392
5.65%, 04/15/56	200	195,531
5.70%, 03/15/54	314	307,950
Entergy Texas, Inc.
5.00%, 09/15/52	189	167,074
5.20%, 06/15/36	400	398,291
5.80%, 09/01/53(a)	230	228,597
Eversource Energy
2.55%, 03/15/31	280	252,255
3.38%, 03/01/32	190	174,813
3.45%, 01/15/50	556	386,559
4.45%, 12/15/30	100	98,397
5.13%, 05/15/33	314	314,058
5.45%, 03/01/28	135	136,926
5.50%, 01/01/34	461	469,361
5.85%, 04/15/31	85	88,529
5.95%, 07/15/34	439	459,179
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)(c)	65	64,629
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(c)	405	405,783
Series M, 3.30%, 01/15/28	223	218,622
Series O, 4.25%, 04/01/29	387	383,718
Series R, 1.65%, 08/15/30	2,662	2,348,156
Exelon Corp.
4.05%, 04/15/30	1,003	981,294
4.10%, 03/15/52	332	253,503
4.45%, 04/15/46	386	320,841
4.70%, 04/15/50	413	347,914

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 06/15/35	$278	$270,779
5.10%, 06/15/45	366	334,147
5.45%, 03/15/34	285	291,586
5.60%, 03/15/53	287	274,799
5.63%, 06/15/35	300	308,932
5.88%, 03/15/55	625	617,109
6.50%, 03/15/55, (5-year CMT + 1.98%)(c)	175	181,026
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,450	1,433,637
Florida Power & Light Co.
3.15%, 10/01/49	361	243,437
3.70%, 12/01/47	214	161,302
3.95%, 03/01/48	351	276,582
3.99%, 03/01/49	428	334,755
4.05%, 06/01/42	236	198,460
4.05%, 10/01/44	240	196,812
4.13%, 02/01/42	289	246,213
4.13%, 06/01/48	271	217,465
4.95%, 06/01/35	256	254,747
5.25%, 02/01/41	130	128,017
5.63%, 04/01/34	516	539,150
5.65%, 02/01/37	167	175,089
5.69%, 03/01/40	180	184,994
5.80%, 03/15/65	65	64,486
5.95%, 02/01/38	201	214,186
5.96%, 04/01/39	125	132,292
Iberdrola International BV, 6.75%, 07/15/36	2,270	2,554,300
ITC Holdings Corp.
3.35%, 11/15/27	369	363,591
5.30%, 07/01/43	793	732,291
National Grid PLC
5.42%, 01/11/34	1,699	1,732,330
5.60%, 06/12/28(a)	1,375	1,403,394
5.81%, 06/12/33	1,857	1,937,962
National Grid USA, 5.80%, 04/01/35(a)	1,280	1,330,330
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	35	32,386
3.70%, 03/15/29	40	39,235
4.02%, 11/01/32	221	212,688
4.30%, 03/15/49	462	380,862
4.40%, 11/01/48	189	157,296
5.05%, 09/15/28	40	40,532
Series C, 8.00%, 03/01/32	238	275,384
Nevada Power Co.
5.90%, 05/01/53	520	517,555
Series EE, 3.13%, 08/01/50(a)	333	216,837
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	2,943	2,686,180
2.75%, 11/01/29	3,581	3,392,568
3.00%, 01/15/52	55	34,067
3.50%, 04/01/29	1,243	1,210,832
4.40%, 03/01/31	100	98,850
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	45	44,394
4.85%, 02/04/28	80	80,692
5.05%, 03/15/30(a)	100	101,570
5.55%, 03/15/54	85	80,264
5.65%, 05/01/79(a)(c)	10	9,981
5.85%, 03/01/56	175	171,904
5.90%, 03/15/55	565	558,274
6.75%, 06/15/54, (5-year CMT + 2.46%)(c)	118	123,183
NSTAR Electric Co.
1.95%, 08/15/31	377	329,966
Security	Par (000)	Value
Electric (continued)
3.10%, 06/01/51	$453	$297,238
3.25%, 05/15/29	590	571,030
3.95%, 04/01/30	1,438	1,405,604
4.40%, 03/01/44	449	383,300
4.55%, 06/01/52	350	294,253
4.65%, 05/15/31	100	99,710
4.85%, 03/01/30	50	50,433
4.95%, 09/15/52	5	4,453
5.20%, 03/01/35	270	272,260
5.20%, 05/15/36	100	100,321
5.40%, 06/01/34	85	87,014
5.50%, 03/15/40	205	203,386
Ohio Edison Co., 6.88%, 07/15/36(a)	135	151,755
Ohio Power Co.
4.00%, 06/01/49	278	209,847
4.15%, 04/01/48	235	183,131
5.00%, 06/01/33	330	329,347
5.65%, 06/01/34	610	631,212
Series Q, 1.63%, 01/15/31	615	535,971
Series R, 2.90%, 10/01/51	844	512,434
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	570	336,230
3.10%, 09/15/49	518	339,314
3.75%, 04/01/45	383	295,514
3.80%, 09/30/47	237	179,447
3.80%, 06/01/49	387	287,482
4.10%, 11/15/48	231	181,950
4.55%, 12/01/41	70	62,268
4.60%, 06/01/52	105	86,830
4.65%, 11/01/29	35	35,178
4.95%, 09/15/52	240	212,485
5.25%, 09/30/40	35	33,986
5.30%, 06/01/42	15	14,411
5.35%, 10/01/52	75	69,785
5.55%, 06/15/54	377	363,467
5.75%, 03/15/29(a)	22	22,679
5.80%, 04/01/55	60	60,102
5.90%, 03/15/56(b)	30	30,340
7.00%, 05/01/32	5	5,550
7.25%, 01/15/33	87	98,521
7.50%, 09/01/38(a)	65	76,954
Pacific Gas and Electric Co.
3.50%, 08/01/50	975	650,361
3.95%, 12/01/47	200	146,765
4.20%, 06/01/41	125	102,632
4.25%, 03/15/46	72	55,794
4.30%, 03/15/45	188	147,572
4.40%, 03/01/32	145	140,437
4.45%, 04/15/42	120	99,253
4.50%, 07/01/40	434	374,542
4.55%, 07/01/30(a)	75	73,993
4.60%, 06/15/43	132	109,395
4.75%, 02/15/44	145	122,588
4.95%, 07/01/50	775	649,804
5.25%, 03/01/52	611	527,027
5.90%, 06/15/32	594	615,226
5.90%, 10/01/54	115	108,695
6.10%, 10/15/55	250	242,241
6.15%, 01/15/33	529	554,162
6.15%, 03/01/55	105	102,812
6.70%, 04/01/53	30	31,292

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.75%, 01/15/53	$578	$606,301
PECO Energy Co.
2.85%, 09/15/51	110	68,107
3.00%, 09/15/49	643	417,252
3.05%, 03/15/51	95	61,518
3.70%, 09/15/47	365	274,850
3.90%, 03/01/48	482	371,624
4.15%, 10/01/44	353	290,499
4.60%, 05/15/52	120	101,261
5.25%, 09/15/54	675	625,156
5.65%, 09/15/55	380	374,933
5.95%, 10/01/36	151	160,968
Potomac Electric Power Co.
4.15%, 03/15/43	715	595,001
5.50%, 03/15/54	220	211,542
6.50%, 11/15/37	208	228,464
PPL Electric Utilities Corp.
3.00%, 10/01/49	248	162,194
3.95%, 06/01/47	112	87,777
4.15%, 10/01/45(a)	105	86,030
4.15%, 06/15/48	314	251,790
4.85%, 02/15/34	260	258,828
5.00%, 05/15/33	531	535,388
5.25%, 05/15/53	640	596,749
5.75%, 05/15/56	455	456,327
6.25%, 05/15/39	172	185,527
Public Service Co. of New Hampshire
3.60%, 07/01/49	840	610,549
5.15%, 01/15/53	195	178,716
5.35%, 10/01/33	325	334,286
Series V, 2.20%, 06/15/31	582	516,991
Public Service Electric and Gas Co.
2.45%, 01/15/30	172	160,392
3.15%, 01/01/50	419	281,006
3.20%, 05/15/29	40	38,766
3.20%, 08/01/49	342	232,490
3.60%, 12/01/47	270	200,346
3.65%, 09/01/28	70	68,953
3.65%, 09/01/42	315	249,817
3.70%, 05/01/28(a)	138	136,728
3.80%, 01/01/43	155	124,416
3.80%, 03/01/46	397	309,262
3.85%, 05/01/49	343	262,704
3.95%, 05/01/42	131	108,494
4.05%, 05/01/48	176	140,189
5.30%, 08/01/54	105	98,822
5.45%, 08/01/53	56	53,873
5.45%, 03/01/54	115	110,742
5.50%, 03/01/40	155	155,916
5.80%, 05/01/37	173	182,770
Series Q, 5.50%, 03/01/55(a)	355	345,167
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,162	1,907,797
2.45%, 11/15/31	1,587	1,410,647
4.90%, 03/15/30(a)	20	20,181
5.40%, 03/15/35	130	131,470
5.45%, 04/01/34(a)	951	970,251
6.13%, 10/15/33	400	423,664
San Diego Gas & Electric Co.
4.15%, 05/15/48	244	192,593
4.50%, 08/15/40	242	217,311
Security	Par (000)	Value
Electric (continued)
6.00%, 06/01/39(a)	$127	$133,199
Series RRR, 3.75%, 06/01/47	198	148,648
Series TTT, 4.10%, 06/15/49	216	167,563
Series UUU, 3.32%, 04/15/50	429	289,432
Series WWW, 2.95%, 08/15/51	238	150,928
Sempra
3.25%, 06/15/27	20	19,768
3.40%, 02/01/28	295	289,647
3.80%, 02/01/38	436	369,383
4.00%, 02/01/48(a)	439	333,013
5.25%, 03/15/36	125	123,633
6.00%, 10/15/39	233	239,293
6.38%, 04/01/56, (5-year CMT + 2.63%)(c)	100	100,877
6.40%, 10/01/54, (5-year CMT + 2.63%)(c)	75	75,548
6.55%, 04/01/55, (5-year CMT + 2.14%)(c)	125	125,884
6.63%, 04/01/55, (5-year CMT + 2.35%)(c)	45	45,375
6.88%, 10/01/54, (5-year CMT + 2.79%)(c)	117	119,483
Southern California Edison Co.
2.25%, 06/01/30	90	81,397
2.85%, 08/01/29	50	47,173
3.45%, 02/01/52	475	311,950
3.65%, 02/01/50	437	301,291
4.00%, 04/01/47	383	285,368
4.05%, 03/15/42	181	142,974
4.50%, 09/01/40	158	135,756
4.65%, 10/01/43	202	169,627
4.80%, 03/15/33	125	122,327
5.15%, 06/01/29	50	50,492
5.25%, 03/15/30	50	50,622
5.45%, 03/01/35(a)	50	49,920
5.50%, 03/15/40	126	121,260
5.63%, 02/01/36(a)	202	201,922
5.70%, 03/01/53	213	195,876
5.75%, 04/15/54	389	360,433
5.88%, 12/01/53	29	27,430
5.90%, 03/01/55	185	175,565
6.00%, 01/15/34	340	353,148
6.05%, 03/15/39	74	75,067
6.20%, 09/15/55	380	375,214
6.65%, 04/01/29(a)	281	292,324
Series 04-G, 5.75%, 04/01/35	122	123,403
Series 05-E, 5.35%, 07/15/35(a)	144	141,764
Series 06-E, 5.55%, 01/15/37	105	104,266
Series 08-A, 5.95%, 02/01/38	150	151,568
Series 13-A, 3.90%, 03/15/43	157	119,773
Series 20A, 2.95%, 02/01/51	95	57,082
Series A, 4.20%, 03/01/29	60	59,237
Series B, 3.65%, 03/01/28	20	19,659
Series B, 4.88%, 03/01/49	111	92,692
Series C, 3.60%, 02/01/45	228	163,129
Series C, 4.13%, 03/01/48	319	239,964
Series E, 5.45%, 06/01/52	54	48,005
Series H, 3.65%, 06/01/51	98	66,787
Southern Power Co.
5.15%, 09/15/41	325	310,124
5.25%, 07/15/43	20	18,798
Tampa Electric Co.
3.45%, 03/15/51(a)	55	38,447
5.00%, 07/15/52(a)	285	255,630
Toledo Edison Co. (The), 6.15%, 05/15/37	255	273,548
		111,916,822

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.2%
ABB Finance USA, Inc.
3.80%, 04/03/28(a)	$1,750	$1,734,069
4.38%, 05/08/42	325	286,615
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	1,291	1,155,130
Emerson Electric Co.
2.80%, 12/21/51	175	109,007
5.25%, 11/15/39(a)	25	25,285
		3,310,106
Electronics — 0.8%
Allegion PLC, 3.50%, 10/01/29(a)	830	797,684
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	457	451,497
5.41%, 07/01/32	657	667,360
5.60%, 05/29/34	625	637,516
Amphenol Corp., 2.80%, 02/15/30	41	38,596
Avnet, Inc.
3.00%, 05/15/31	395	357,693
5.50%, 06/01/32	510	516,617
Flex Ltd.
4.88%, 06/15/29	474	475,014
4.88%, 05/12/30	823	820,639
Fortive Corp.
4.30%, 06/15/46	82	66,879
4.75%, 05/15/31	175	174,128
5.25%, 05/15/36(a)	175	174,604
Honeywell International, Inc.
1.75%, 09/01/31	450	390,770
1.95%, 06/01/30	410	371,585
2.70%, 08/15/29	797	755,563
3.81%, 11/21/47	228	174,941
4.50%, 01/15/34	550	538,484
4.75%, 02/01/32	300	300,580
4.95%, 09/01/31	70	70,836
5.00%, 02/15/33	367	373,438
5.00%, 03/01/35	745	748,746
5.25%, 03/01/54	410	390,838
Hubbell, Inc.
3.15%, 08/15/27	28	27,601
3.50%, 02/15/28	42	41,327
4.80%, 11/15/35	50	48,562
Keysight Technologies, Inc.
3.00%, 10/30/29	295	280,452
4.95%, 10/15/34	440	436,457
5.35%, 07/30/30	55	56,337
nVent Finance SARL, 4.55%, 04/15/28	57	56,771
Trimble, Inc.
4.90%, 06/15/28	426	427,084
6.10%, 03/15/33	5	5,247
Tyco Electronics Group SA
4.50%, 02/09/31	25	24,826
4.88%, 02/09/36	55	54,174
7.13%, 10/01/37	129	148,240
Vontier Corp.
2.40%, 04/01/28	213	204,387
2.95%, 04/01/31(a)	199	180,667
		11,286,140
Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	1,995	2,064,364
6.35%, 08/18/28	2,780	2,872,707
Security	Par (000)	Value
Engineering & Construction (continued)
Jacobs Solutions, Inc.
4.75%, 03/03/31	$1,195	$1,181,141
5.38%, 03/03/36	1,000	977,843
		7,096,055
Environmental Control — 0.3%
Republic Services, Inc.
2.38%, 03/15/33(a)	65	56,323
3.05%, 03/01/50	363	242,101
5.70%, 05/15/41(a)	30	30,993
6.20%, 03/01/40(a)	20	21,766
Veralto Corp.
4.85%, 01/15/32	385	385,636
5.35%, 09/18/28	913	928,366
5.45%, 09/18/33	1,255	1,285,986
Waste Connections, Inc.
2.60%, 02/01/30(a)	15	14,095
2.95%, 01/15/52(a)	387	246,460
3.05%, 04/01/50	62	40,932
3.50%, 05/01/29	10	9,776
4.25%, 12/01/28	5	4,984
Waste Management, Inc.
2.50%, 11/15/50	396	236,071
4.10%, 03/01/45	37	30,847
4.15%, 07/15/49	211	171,022
5.35%, 10/15/54(a)	65	62,373
		3,767,731
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	278	294,594
Campbell's Company/The
2.38%, 04/24/30	130	117,412
3.13%, 04/24/50	238	145,030
4.15%, 03/15/28	865	856,371
4.75%, 03/23/35(a)	130	119,915
4.80%, 03/15/48	214	173,048
5.25%, 10/13/54(a)	80	66,791
5.40%, 03/21/34(a)	353	342,892
Conagra Brands, Inc.
4.85%, 11/01/28	165	165,305
5.30%, 11/01/38	475	446,121
5.40%, 11/01/48(a)	383	332,015
5.75%, 08/01/35(a)	195	196,199
7.00%, 10/01/28	50	52,390
8.25%, 09/15/30	450	505,219
Flowers Foods, Inc., 6.20%, 03/15/55	5	4,073
General Mills, Inc.
2.25%, 10/14/31(a)	918	808,329
2.88%, 04/15/30(a)	1,280	1,198,299
3.00%, 02/01/51(a)	261	162,984
4.20%, 04/17/28	823	820,105
4.95%, 03/29/33(a)	146	145,341
5.25%, 01/30/35(a)	665	664,288
5.40%, 06/15/40	108	105,729
5.50%, 10/17/28	425	434,463
Hershey Co.(The)
2.45%, 11/15/29	48	45,057
3.13%, 11/15/49	17	11,435
3.38%, 08/15/46	35	25,574
Hormel Foods Corp., 3.05%, 06/03/51(a)	342	220,833

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Ingredion, Inc.
2.90%, 06/01/30	$1,109	$1,036,410
3.90%, 06/01/50(a)	283	210,374
J M Smucker Co.(The)
2.38%, 03/15/30(a)	40	36,926
3.38%, 12/15/27	40	39,385
4.25%, 03/15/35	262	244,278
4.38%, 03/15/45(a)	162	134,805
6.20%, 11/15/33(a)	40	42,652
6.50%, 11/15/43	40	42,574
6.50%, 11/15/53(a)	405	437,892
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.50%, 12/01/52	170	171,800
Kellanova
2.10%, 06/01/30	1,595	1,452,508
3.40%, 11/15/27(a)	1,212	1,199,052
4.30%, 05/15/28(a)	1,379	1,379,012
5.25%, 03/01/33	895	914,298
5.75%, 05/16/54	20	19,675
Series B, 7.45%, 04/01/31(a)	390	437,155
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	243	245,473
Kraft Heinz Foods Co.
4.38%, 06/01/46(a)	86	68,849
4.88%, 10/01/49(a)	581	484,702
5.00%, 07/15/35	185	180,340
5.00%, 06/04/42	161	143,962
5.20%, 03/15/32	70	71,096
5.20%, 07/15/45	478	424,139
5.40%, 03/15/35(a)	200	201,595
5.50%, 06/01/50	395	359,257
6.50%, 02/09/40	252	266,590
6.88%, 01/26/39	255	279,663
Kroger Co.(The)
2.20%, 05/01/30	5	4,567
3.88%, 10/15/46	152	115,931
3.95%, 01/15/50	223	167,280
4.45%, 02/01/47	356	293,782
4.50%, 01/15/29	80	80,067
4.65%, 01/15/48	180	151,925
5.00%, 09/15/34	450	445,495
5.00%, 04/15/42	134	124,178
5.15%, 08/01/43	131	121,736
5.40%, 07/15/40	120	117,368
5.40%, 01/15/49	165	154,265
5.50%, 09/15/54	335	314,666
5.65%, 09/15/64	280	262,925
6.90%, 04/15/38	141	159,073
7.50%, 04/01/31	316	352,990
McCormick & Co., Inc./MD
1.85%, 02/15/31	305	267,959
2.50%, 04/15/30(a)	412	380,418
3.40%, 08/15/27	352	347,844
4.20%, 08/15/47	312	246,256
4.70%, 10/15/34(a)	175	168,659
Mondelez International, Inc.
2.63%, 09/04/50(a)	168	101,002
2.75%, 04/13/30	48	44,864
4.13%, 05/07/28	165	163,958
Sysco Corp.
2.40%, 02/15/30	132	121,568
3.30%, 02/15/50	225	150,378
Security	Par (000)	Value
Food (continued)
4.45%, 03/15/48	$109	$88,662
4.50%, 04/01/46	92	76,224
4.85%, 10/01/45	168	146,769
5.38%, 09/21/35	55	54,995
5.95%, 04/01/30	237	246,272
6.60%, 04/01/40	107	115,888
6.60%, 04/01/50(a)	425	452,777
Tyson Foods, Inc.
4.35%, 03/01/29	75	74,643
4.55%, 06/02/47	188	160,750
4.88%, 08/15/34	45	44,181
5.10%, 09/28/48(a)	282	259,324
5.15%, 08/15/44	70	65,227
		25,629,140
Forest Products & Paper — 0.3%
International Paper Co.
4.35%, 08/15/48(a)	148	117,543
4.40%, 08/15/47	269	216,727
4.80%, 06/15/44(a)	193	166,859
5.00%, 09/15/35(a)	1,300	1,280,327
5.15%, 05/15/46(a)	85	76,968
6.00%, 11/15/41(a)	233	236,803
7.30%, 11/15/39	205	233,331
Suzano Austria GmbH
3.13%, 01/15/32(a)	282	250,273
3.75%, 01/15/31	369	345,125
5.00%, 01/15/30	642	633,357
6.00%, 01/15/29	468	478,255
		4,035,568
Gas — 1.1%
Atmos Energy Corp.
2.63%, 09/15/29	50	47,271
2.85%, 02/15/52	315	195,445
3.00%, 06/15/27	15	14,829
3.38%, 09/15/49	307	213,911
4.13%, 10/15/44	233	194,577
4.13%, 03/15/49	182	145,035
4.15%, 01/15/43	59	49,950
4.30%, 10/01/48	270	220,897
5.00%, 12/15/54	120	107,533
5.20%, 08/15/35(a)	60	60,976
5.45%, 01/15/56	225	216,417
5.50%, 06/15/41	43	42,958
National Fuel Gas Co.
2.95%, 03/01/31	139	126,654
3.95%, 09/15/27	425	421,276
4.75%, 05/15/29	200	200,125
5.05%, 10/15/31	225	225,105
5.50%, 05/15/36	175	174,606
NiSource, Inc.
1.70%, 02/15/31	120	104,756
4.75%, 05/18/31	175	174,970
5.00%, 06/15/52(a)	400	348,841
5.30%, 05/18/36	80	80,139
5.35%, 04/01/34	1,125	1,148,333
5.35%, 07/15/35	460	465,114
5.40%, 06/30/33	276	282,568
5.75%, 07/15/56, (5-year CMT + 2.04%)(c)	340	339,942
5.85%, 04/01/55	925	915,010
5.95%, 06/15/41	110	112,634

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
6.38%, 03/31/55, (5-year CMT + 2.53%)(c)	$460	$470,009
6.95%, 11/30/54, (5-year CMT + 2.45%)(c)	125	129,685
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)(c)	25	25,505
ONE Gas, Inc.
2.00%, 05/15/30	1,910	1,731,312
4.25%, 09/01/32(a)	730	712,427
4.50%, 11/01/48	223	188,853
4.66%, 02/01/44	138	121,648
5.10%, 04/01/29	715	726,651
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	590	534,404
3.35%, 06/01/50	195	132,811
5.05%, 05/15/52	263	234,696
5.10%, 02/15/35	30	29,949
5.40%, 06/15/33	50	51,185
Southern California Gas Co.
5.13%, 11/15/40(a)	95	91,471
6.00%, 06/15/55	205	208,673
Series UU, 4.13%, 06/01/48	264	206,232
Series VV, 4.30%, 01/15/49	306	245,637
Series WW, 3.95%, 02/15/50	300	226,265
Series XX, 2.55%, 02/01/30	87	81,401
Southwest Gas Corp.
3.18%, 08/15/51	115	75,699
3.70%, 04/01/28	40	39,414
3.80%, 09/29/46(a)	174	132,124
4.15%, 06/01/49	196	151,669
Spire Missouri, Inc.
3.30%, 06/01/51	480	323,424
Series 2034, 5.15%, 08/15/34	275	277,317
Spire, Inc.
4.60%, 09/01/31	70	69,147
6.25%, 06/01/56, (5-year CMT + 2.56%)(c)	610	609,230
6.45%, 06/01/56, (5-year CMT + 2.33%)(c)	315	314,260
Washington Gas Light Co.
3.65%, 09/15/49	357	254,685
Series K, 3.80%, 09/15/46	95	72,425
		15,098,080
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	15	10,054
4.10%, 03/01/48(a)	15	12,127
Stanley Black & Decker, Inc., 2.30%, 03/15/30	35	32,063
		54,244
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	435	424,659
4.90%, 11/30/46	116	106,203
5.30%, 05/27/40(a)	93	93,612
5.50%, 03/15/56	270	263,433
5.60%, 03/15/66	445	433,196
6.00%, 04/01/39	213	228,831
6.15%, 11/30/37	195	212,553
Agilent Technologies, Inc.
2.30%, 03/12/31	110	98,586
2.75%, 09/15/29	802	759,883
4.75%, 09/09/34	80	78,745
Augusta SpinCo Corp., 5.25%, 03/23/36	80	79,873
Security	Par (000)	Value
Health Care - Products (continued)
Baxter International, Inc.
2.54%, 02/01/32	$430	$367,620
3.13%, 12/01/51(a)	512	302,784
3.50%, 08/15/46	240	161,559
Boston Scientific Corp.
4.55%, 03/01/39	45	42,128
4.70%, 03/01/49(a)	338	299,857
6.25%, 11/15/35	125	136,967
7.38%, 01/15/40(a)	143	168,668
Danaher Corp.
2.60%, 10/01/50	325	195,674
2.80%, 12/10/51	553	342,977
4.38%, 09/15/45	197	168,900
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	659	609,827
DH Europe Finance II SARL
2.60%, 11/15/29	141	132,392
3.25%, 11/15/39	313	251,562
3.40%, 11/15/49	408	289,718
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,140	3,131,147
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(a)	288	307,160
Medtronic, Inc., 4.63%, 03/15/45(a)	392	349,712
Revvity, Inc.
2.25%, 09/15/31	870	763,290
2.55%, 03/15/31	665	597,742
3.30%, 09/15/29	115	110,147
3.63%, 03/15/51	206	145,197
Smith & Nephew PLC
2.03%, 10/14/30	538	479,008
5.40%, 03/20/34	121	122,610
Solventum Corp.
5.60%, 03/23/34	175	179,318
5.90%, 04/30/54(a)	151	149,419
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	2,206	2,009,657
3.75%, 03/15/51	482	346,420
Stryker Corp.
2.90%, 06/15/50(a)	148	94,857
4.10%, 04/01/43	99	82,044
4.38%, 05/15/44	167	141,508
4.63%, 03/15/46(a)	266	232,711
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29	25	23,590
4.10%, 08/15/47	302	248,613
4.98%, 08/10/30	40	40,688
5.09%, 08/10/33	10	10,147
5.30%, 02/01/44	134	129,811
5.40%, 08/10/43	30	29,670
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	650	582,711
4.45%, 08/15/45	166	143,198
5.20%, 09/15/34	50	50,042
5.50%, 02/19/35	50	51,034
5.75%, 11/30/39	150	151,930
		16,953,588
Health Care - Services — 3.0%
Aetna, Inc.
3.88%, 08/15/47	30	21,953
4.13%, 11/15/42	91	70,991
4.50%, 05/15/42	124	105,415
6.63%, 06/15/36	226	246,117

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 12/15/37	$182	$198,623
Cigna Group(The)
2.40%, 03/15/30	546	504,575
3.20%, 03/15/40	45	35,074
3.40%, 03/15/50	392	271,224
3.40%, 03/15/51	349	239,201
3.88%, 10/15/47	328	250,021
4.38%, 10/15/28	1,205	1,203,390
4.80%, 08/15/38	562	532,084
4.80%, 07/15/46	344	301,785
4.90%, 12/15/48	853	749,196
5.00%, 05/15/29	40	40,595
5.13%, 05/15/31	40	40,744
5.25%, 02/15/34	620	628,298
5.40%, 03/15/33(a)	325	333,595
5.60%, 02/15/54	320	307,760
6.13%, 11/15/41	177	184,566
Elevance Health, Inc.
2.25%, 05/15/30	525	480,012
2.55%, 03/15/31	157	142,355
2.88%, 09/15/29	948	898,244
3.13%, 05/15/50	160	104,417
3.60%, 03/15/51	270	190,435
3.65%, 12/01/27(a)	1,017	1,006,836
3.70%, 09/15/49	250	180,883
4.00%, 09/15/28	175	173,341
4.10%, 03/01/28	721	717,190
4.10%, 05/15/32(a)	385	370,278
4.38%, 12/01/47	361	296,106
4.55%, 03/01/48	199	167,157
4.55%, 05/15/52	91	74,767
4.60%, 09/15/32	135	132,638
4.63%, 05/15/42	293	259,998
4.65%, 01/15/43	286	252,612
4.65%, 08/15/44	253	220,026
4.75%, 02/15/30(a)	200	200,894
4.75%, 02/15/33	317	313,016
5.00%, 01/15/36(a)	175	171,650
5.10%, 01/15/44	219	202,183
5.13%, 02/15/53(a)	130	115,993
5.15%, 06/15/29	320	324,906
5.20%, 02/15/35	245	245,685
5.38%, 06/15/34	325	330,503
5.50%, 10/15/32	380	391,122
5.65%, 06/15/54	78	74,791
5.70%, 02/15/55	165	159,256
5.70%, 09/15/55	220	213,683
5.85%, 01/15/36	209	217,379
5.95%, 12/15/34	164	172,477
6.10%, 10/15/52	85	86,677
6.38%, 06/15/37	157	169,838
HCA, Inc.
2.38%, 07/15/31	50	44,323
3.50%, 09/01/30	317	301,170
3.50%, 07/15/51	492	328,804
3.63%, 03/15/32	149	138,671
4.13%, 06/15/29	769	757,798
4.63%, 03/15/52	421	338,299
5.13%, 06/15/39	316	299,431
5.25%, 06/15/49	616	549,115
5.45%, 04/01/31	15	15,338
Security	Par (000)	Value
Health Care - Services (continued)
5.45%, 09/15/34	$40	$40,423
5.50%, 06/01/33	744	759,533
5.50%, 06/15/47	409	379,392
5.60%, 04/01/34	200	204,610
5.75%, 03/01/35	105	108,075
5.88%, 02/01/29(a)	275	282,269
5.90%, 06/01/53	270	259,911
5.95%, 09/15/54	161	156,402
6.00%, 04/01/54	275	268,741
6.10%, 04/01/64	278	274,103
6.20%, 03/01/55	180	180,511
Humana, Inc.
3.13%, 08/15/29	340	325,461
3.70%, 03/23/29	160	156,196
3.95%, 08/15/49	178	128,134
4.63%, 12/01/42	249	209,432
4.80%, 03/15/47	232	191,771
4.88%, 04/01/30	149	149,314
4.95%, 10/01/44	356	308,187
5.38%, 04/15/31	380	385,894
5.50%, 03/15/53	45	40,209
5.55%, 05/01/35	270	270,124
5.75%, 04/15/54	158	146,135
5.88%, 03/01/33	295	303,739
5.95%, 03/15/34	455	470,047
6.00%, 05/01/55(a)	70	67,109
ICON Investments Six DAC, 6.00%, 05/08/34	772	787,923
IQVIA, Inc.
5.70%, 05/15/28	687	699,648
6.25%, 02/01/29	375	388,139
Laboratory Corp. of America Holdings
2.70%, 06/01/31(a)	550	500,625
2.95%, 12/01/29	130	123,123
3.60%, 09/01/27	55	54,540
4.35%, 04/01/30	35	34,590
4.55%, 04/01/32(a)	105	103,460
4.70%, 02/01/45	441	391,155
4.80%, 10/01/34	160	156,368
Quest Diagnostics, Inc.
2.80%, 06/30/31	998	913,507
2.95%, 06/30/30(a)	918	860,439
4.20%, 06/30/29	610	604,137
4.63%, 12/15/29	40	40,114
4.70%, 03/30/45	226	200,666
5.00%, 12/15/34(a)	150	149,222
5.00%, 06/30/36	175	171,839
UnitedHealth Group, Inc.
2.00%, 05/15/30	180	163,606
2.30%, 05/15/31	145	130,248
2.75%, 05/15/40	40	29,559
2.88%, 08/15/29	301	287,556
3.13%, 05/15/60	410	248,406
3.25%, 05/15/51	421	282,525
3.50%, 08/15/39	85	69,801
3.70%, 08/15/49	352	257,966
3.85%, 06/15/28	236	234,165
3.88%, 12/15/28(a)	175	172,924
3.88%, 08/15/59	374	266,637
3.95%, 10/15/42	205	168,035
4.00%, 05/15/29	295	291,649
4.20%, 05/15/32	560	545,198

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.20%, 01/15/47	$86	$69,518
4.25%, 01/15/29	510	508,290
4.25%, 03/15/43	175	148,160
4.25%, 04/15/47	40	32,516
4.25%, 06/15/48	340	274,593
4.38%, 03/15/42	45	39,127
4.45%, 12/15/48	269	223,145
4.50%, 04/15/33	560	547,450
4.63%, 07/15/35	318	308,967
4.63%, 11/15/41	295	265,306
4.75%, 07/15/45	600	532,338
4.75%, 05/15/52	270	231,824
4.90%, 04/15/31(a)	35	35,430
4.95%, 05/15/62	344	293,504
5.00%, 04/15/34	639	640,065
5.05%, 04/15/53	45	40,181
5.15%, 07/15/34	705	713,308
5.20%, 04/15/63	105	93,397
5.30%, 02/15/30(a)	30	30,727
5.35%, 02/15/33	895	920,786
5.38%, 04/15/54	255	238,960
5.50%, 04/15/64	80	74,870
5.63%, 07/15/54	670	649,739
5.70%, 10/15/40	128	130,439
5.75%, 07/15/64	490	475,715
5.80%, 03/15/36(a)	189	198,927
5.88%, 02/15/53	332	333,347
5.95%, 02/15/41	140	145,237
6.05%, 02/15/63	315	319,357
6.50%, 06/15/37	161	177,557
6.63%, 11/15/37	199	221,378
6.88%, 02/15/38	293	333,234
		42,736,388
Holding Companies - Diversified — 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	940	967,404
6.38%, 07/01/34(a)	629	644,585
6.75%, 07/15/35	250	260,780
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)(b)	105	102,621
5.75%, 02/01/30	1,435	1,408,551
		3,383,941
Home Builders — 0.1%
PulteGroup, Inc.
6.00%, 02/15/35	132	137,917
6.38%, 05/15/33	122	130,801
7.88%, 06/15/32(a)	104	119,842
Sekisui House U.S., Inc.
2.50%, 01/15/31	148	130,392
3.85%, 01/15/30	49	46,726
3.97%, 08/06/61	72	47,434
6.00%, 01/15/43	102	93,322
Toll Brothers Finance Corp., 4.35%, 02/15/28	357	355,582
		1,062,016
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	22	21,545
3.50%, 11/15/51	202	125,286
4.40%, 03/15/29	180	175,537
		322,368
Security	Par (000)	Value
Household Products & Wares — 1.0%
Avery Dennison Corp.
2.25%, 02/15/32	$362	$315,566
2.65%, 04/30/30	186	171,796
4.88%, 12/06/28	147	148,125
5.75%, 03/15/33	292	302,913
Church & Dwight Co., Inc.
2.30%, 12/15/31	1,600	1,413,625
3.15%, 08/01/27	55	54,314
3.95%, 08/01/47	30	23,552
5.00%, 06/15/52	342	312,157
5.60%, 11/15/32	220	230,393
Clorox Co.(The)
1.80%, 05/15/30(a)	1,942	1,742,749
3.10%, 10/01/27	1,191	1,171,460
3.90%, 05/15/28(a)	1,102	1,091,731
4.40%, 05/01/29	553	550,226
4.60%, 05/01/32	955	940,959
4.70%, 05/15/31	125	124,308
4.95%, 05/15/33	125	124,455
5.25%, 05/15/36(a)	125	125,022
Kimberly-Clark Corp.
1.05%, 09/15/27	400	385,207
2.00%, 11/02/31(a)	330	291,249
2.88%, 02/07/50	166	107,877
3.10%, 03/26/30	451	429,566
3.20%, 04/25/29	1,629	1,578,503
3.90%, 05/04/47	175	136,691
3.95%, 11/01/28	471	467,532
4.50%, 02/16/33	765	761,642
5.30%, 03/01/41	173	174,453
6.63%, 08/01/37	889	1,013,842
		14,189,913
Insurance — 3.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	80	93,227
AEGON Funding Co. LLC, 5.63%, 05/07/36	200	199,516
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(c)	1,648	1,650,976
Aflac, Inc.
3.60%, 04/01/30	62	59,956
4.75%, 01/15/49	42	36,485
Alleghany Corp., 4.90%, 09/15/44	9	8,076
Allstate Corp.(The)
5.35%, 06/01/33	286	293,135
5.55%, 05/09/35	91	93,974
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)(c)	230	234,683
American Financial Group, Inc., 4.50%, 06/15/47	74	60,690
American Financial Group, Inc./OH, 5.25%, 04/02/30	5	5,058
American International Group, Inc.
3.88%, 01/15/35	180	165,277
4.38%, 06/30/50(a)	285	234,360
4.50%, 07/16/44	185	160,509
4.75%, 04/01/48	85	74,766
4.80%, 07/10/45	40	35,564
5.13%, 03/27/33	70	70,728
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(c)	10	10,023
Aon Corp.
2.80%, 05/15/30	150	139,849
3.75%, 05/02/29	115	112,602

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 12/15/28(a)	$74	$73,975
6.25%, 09/30/40	70	75,144
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	120	107,062
5.00%, 09/12/32	290	291,525
5.35%, 02/28/33	175	178,720
Aon Global Ltd., 4.75%, 05/15/45	22	19,339
Aon North America, Inc., 5.75%, 03/01/54	330	323,017
Arch Capital Finance LLC, 5.03%, 12/15/46	185	169,296
Arch Capital Group Ltd.
3.64%, 06/30/50	150	109,807
7.35%, 05/01/34	49	55,668
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	32	30,067
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	75	66,370
3.05%, 03/09/52	146	90,964
3.50%, 05/20/51	125	86,103
5.50%, 03/02/33(a)	185	190,188
5.55%, 02/15/55	225	212,357
5.75%, 03/02/53	25	24,181
5.75%, 07/15/54	190	183,999
6.75%, 02/15/54	115	125,805
Assurant, Inc.
2.65%, 01/15/32	425	373,950
3.70%, 02/22/30	1,949	1,869,824
4.90%, 03/27/28	1,426	1,430,041
5.55%, 02/15/36	375	373,326
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	55	51,096
Athene Holding Ltd.
3.45%, 05/15/52(a)	99	61,927
3.95%, 05/25/51	36	24,790
6.15%, 04/03/30	152	157,598
6.63%, 10/15/54, (5-year CMT + 2.61%)(c)	130	124,949
6.65%, 02/01/33	55	58,334
6.88%, 06/28/55, (5-year CMT + 2.58%)(c)	45	43,477
AXA SA, 8.60%, 12/15/30	2,354	2,702,825
Axis Specialty Finance LLC
3.90%, 07/15/29	57	55,648
4.90%, 01/15/40, (5-year CMT + 3.19%)(c)	125	121,864
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,518
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	45	40,009
2.88%, 03/15/32(a)	265	245,666
3.85%, 03/15/52	195	148,316
4.25%, 01/15/49	181	149,347
5.75%, 01/15/40	167	179,150
Brighthouse Financial, Inc., 4.70%, 06/22/47(a)	163	117,619
Brown & Brown, Inc.
4.20%, 03/17/32	230	218,664
4.50%, 03/15/29	60	59,672
4.95%, 03/17/52	44	36,966
6.25%, 06/23/55(a)	90	90,325
Chubb INA Holdings LLC
1.38%, 09/15/30	45	39,456
2.85%, 12/15/51	131	82,586
3.05%, 12/15/61	163	99,597
4.15%, 03/13/43	45	38,199
4.35%, 11/03/45	230	197,695
6.00%, 05/11/37	155	165,209
6.70%, 05/15/36	54	60,460
Security	Par (000)	Value
Insurance (continued)
Series 1, 6.50%, 05/15/38	$156	$174,090
Cincinnati Financial Corp., 6.13%, 11/01/34	55	58,005
CNO Financial Group, Inc.
5.25%, 05/30/29	573	576,805
6.45%, 06/15/34	284	296,255
Enstar Group Ltd.
3.10%, 09/01/31	45	40,130
4.95%, 06/01/29	22	21,967
Equitable Holdings, Inc.
4.35%, 04/20/28	398	396,360
5.00%, 04/20/48	216	189,088
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(c)	165	169,664
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	202	125,875
3.50%, 10/15/50	45	30,544
4.87%, 06/01/44	30	25,923
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	23,377
5.63%, 08/16/32	135	138,920
6.50%, 05/20/55	245	257,704
Fidelity National Financial, Inc., 2.45%, 03/15/31	57	50,440
First American Financial Corp.
2.40%, 08/15/31	35	30,522
4.00%, 05/15/30	395	379,954
Hartford Insurance Group, Inc.
2.80%, 08/19/29	2,675	2,534,314
2.90%, 09/15/51	310	194,402
3.60%, 08/19/49	146	105,687
4.30%, 04/15/43	172	145,121
4.40%, 03/15/48	248	206,984
5.95%, 10/15/36	1,046	1,106,405
6.10%, 10/01/41(a)	158	165,948
Jackson Financial, Inc.
3.13%, 11/23/31	136	121,930
4.00%, 11/23/51	95	65,271
Kemper Corp., 3.80%, 02/23/32(a)	30	27,092
Lincoln National Corp.
3.05%, 01/15/30(a)	40	37,543
3.40%, 01/15/31(a)	60	56,246
3.80%, 03/01/28	70	69,142
4.35%, 03/01/48(a)	49	37,580
6.30%, 10/09/37	75	79,281
7.00%, 06/15/40	73	79,867
Loews Corp., 6.00%, 02/01/35	35	36,938
Manulife Financial Corp.
3.70%, 03/16/32	430	408,324
4.06%, 02/24/32, (5-year USD ICE Swap + 1.65%)(c)	2,001	1,987,950
4.99%, 12/11/35	515	507,432
5.38%, 03/04/46	263	254,596
Markel Group, Inc.
3.35%, 09/17/29	72	69,298
3.45%, 05/07/52	145	97,219
4.15%, 09/17/50	59	44,894
5.00%, 05/20/49	47	41,051
6.00%, 05/16/54(a)	111	110,852
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	237	214,801
4.20%, 03/01/48	424	340,470
4.35%, 01/30/47	246	203,164
4.38%, 03/15/29	738	736,876

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.75%, 03/15/39	$110	$103,636
4.90%, 03/15/49	331	294,080
4.95%, 03/15/36	75	73,875
5.00%, 03/15/35	155	153,775
5.40%, 03/15/55	560	531,921
5.45%, 03/15/54	15	14,312
5.70%, 09/15/53	25	24,721
5.88%, 08/01/33	464	494,986
MetLife, Inc.
4.05%, 03/01/45	284	232,862
4.13%, 08/13/42(a)	166	139,415
4.55%, 03/23/30(a)	139	139,791
4.60%, 05/13/46	234	204,963
4.72%, 12/15/44	215	189,880
4.88%, 11/13/43	274	251,694
5.25%, 01/15/54(a)	105	98,773
5.30%, 12/15/34(a)	377	385,958
5.38%, 07/15/33(a)	15	15,531
5.88%, 02/06/41	230	238,139
6.38%, 06/15/34	99	107,757
6.40%, 12/15/66	599	613,715
6.50%, 12/15/32(a)	175	191,860
10.75%, 08/01/69	369	476,202
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(c)	60	61,576
Pinnacle Financial Partners, Inc., 5.30%, 01/15/37	240	240,108
Principal Financial Group, Inc.
3.70%, 05/15/29	147	143,667
4.30%, 11/15/46	77	63,199
4.35%, 05/15/43	183	154,657
4.63%, 09/15/42	142	124,860
6.05%, 10/15/36	158	168,701
Progressive Corp.(The)
3.00%, 03/15/32	140	128,104
3.20%, 03/26/30(a)	1,015	970,009
3.70%, 01/26/45	90	69,279
3.95%, 03/26/50	176	135,690
4.00%, 03/01/29	90	89,425
4.13%, 04/15/47	237	190,659
4.20%, 03/15/48	182	148,093
4.35%, 04/25/44	182	153,676
4.60%, 03/26/31	40	40,024
4.95%, 06/15/33	140	141,276
5.15%, 03/26/36	60	59,977
6.25%, 12/01/32	155	168,155
6.63%, 03/01/29	1,085	1,150,125
Prudential Financial, Inc.
2.10%, 03/10/30(a)	407	374,763
3.00%, 03/10/40	75	57,254
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	225	206,719
3.70%, 03/13/51(a)	475	345,984
3.88%, 03/27/28	280	278,010
3.91%, 12/07/47	191	145,865
3.94%, 12/07/49	409	311,071
4.35%, 02/25/50	266	215,973
4.42%, 03/27/48	97	79,619
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(c)	413	405,204
4.60%, 05/15/44	192	166,972
5.13%, 03/01/52, (5-year CMT + 3.16%)(c)	295	288,758
5.20%, 03/14/35(a)	265	266,475
Security	Par (000)	Value
Insurance (continued)
5.70%, 12/14/36	$230	$238,769
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(c)	118	117,998
5.75%, 07/15/33	261	276,702
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	355	361,828
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(c)	300	308,831
6.63%, 12/01/37	318	353,030
6.63%, 06/21/40	211	232,937
6.75%, 03/01/53, (5-year CMT + 2.85%)(c)	102	107,572
Prudential Funding Asia PLC
3.13%, 04/14/30	209	198,627
3.63%, 03/24/32	522	491,224
Reinsurance Group of America, Inc.
3.90%, 05/15/29	111	109,008
6.00%, 09/15/33	50	52,204
6.65%, 09/15/55, (5-year CMT + 2.39%)(c)	70	70,455
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	5	5,132
Selective Insurance Group, Inc.
5.38%, 03/01/49(a)	160	146,301
5.90%, 04/15/35	70	72,638
Stewart Information Services Corp., 3.60%, 11/15/31	1,108	990,222
Transatlantic Holdings, Inc., 8.00%, 11/30/39	10	12,135
Travelers Companies, Inc.(The)
2.55%, 04/27/50	59	35,245
3.75%, 05/15/46	156	120,688
4.00%, 05/30/47	263	209,059
4.05%, 03/07/48	322	257,377
4.10%, 03/04/49	220	175,800
4.30%, 08/25/45	174	145,627
4.60%, 08/01/43	225	200,325
5.35%, 11/01/40	333	330,835
6.25%, 06/15/37	291	317,581
6.75%, 06/20/36	134	151,307
Travelers Property Casualty Corp., 6.38%, 03/15/33	262	289,462
Unum Group
4.00%, 06/15/29	60	58,952
4.13%, 06/15/51(a)	65	48,750
4.50%, 12/15/49	95	76,581
5.75%, 08/15/42	75	74,288
Willis North America, Inc.
2.95%, 09/15/29	346	328,315
3.88%, 09/15/49	302	225,054
4.50%, 09/15/28	148	147,766
5.05%, 09/15/48	161	142,241
5.15%, 03/15/36	120	117,537
5.90%, 03/05/54	280	277,732
XL Group Ltd., 5.25%, 12/15/43	765	711,826
		49,808,179
Internet — 1.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	251	227,491
2.70%, 02/09/41	90	67,299
3.15%, 02/09/51	503	344,142
3.25%, 02/09/61	233	150,934
4.00%, 12/06/37	315	287,903
4.20%, 12/06/47	319	265,761
4.40%, 12/06/57	280	231,950
4.50%, 11/28/34	206	202,571

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Alphabet, Inc.
2.05%, 08/15/50	$253	$135,798
2.25%, 08/15/60	2,383	1,203,484
5.25%, 05/15/55	10	9,427
5.30%, 05/15/65	50	46,276
5.45%, 11/15/55	45	43,419
5.65%, 02/15/56	925	918,100
5.70%, 11/15/75	605	589,850
5.75%, 02/15/66	335	332,334
Amazon.com, Inc.
2.50%, 06/03/50	653	383,847
2.70%, 06/03/60	1,550	857,648
3.10%, 05/12/51	622	408,608
3.25%, 05/12/61	562	350,531
3.88%, 08/22/37	503	453,295
3.95%, 04/13/52	540	415,932
4.05%, 08/22/47	641	514,577
4.10%, 04/13/62	270	201,503
4.25%, 08/22/57	753	591,314
4.70%, 12/01/32	215	217,160
4.80%, 12/05/34(a)	420	423,329
4.95%, 12/05/44	320	301,059
5.45%, 11/20/55	440	420,065
5.55%, 11/20/65	40	37,906
5.80%, 03/13/56	1,305	1,305,255
5.95%, 03/13/66	655	659,748
6.05%, 03/13/76	120	120,959
Baidu, Inc., 2.38%, 08/23/31	200	180,978
eBay, Inc.
2.70%, 03/11/30	190	176,561
3.65%, 05/10/51	389	283,278
4.00%, 07/15/42	314	252,239
MercadoLibre, Inc., 4.90%, 01/15/33	25	24,360
Meta Platforms, Inc.
4.45%, 08/15/52	305	238,658
4.65%, 08/15/62	597	460,421
5.40%, 08/15/54	410	366,595
5.55%, 08/15/64	780	693,729
5.60%, 05/15/53	455	421,249
5.63%, 11/15/55	1,195	1,100,771
5.75%, 05/15/63	551	505,360
5.75%, 11/15/65	1,125	1,029,239
6.30%, 05/15/56	1,000	1,008,090
6.45%, 05/15/66	1,000	1,006,214
Uber Technologies, Inc.
4.80%, 09/15/35	590	574,385
5.35%, 09/15/54	485	451,731
		21,493,333
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55	482	299,731
3.95%, 05/01/28	100	99,311
4.40%, 05/01/48	130	109,492
5.20%, 08/01/43(a)	245	236,609
6.40%, 12/01/37(a)	238	264,351
Steel Dynamics, Inc.
3.25%, 10/15/50	156	103,774
3.45%, 04/15/30	51	48,849
4.00%, 12/15/28	135	133,390
5.25%, 05/15/35	145	145,874
5.38%, 08/15/34	40	40,682
Security	Par (000)	Value
Iron & Steel (continued)
5.75%, 05/15/55	$95	$93,964
		1,576,027
Leisure Time — 0.0%
Brunswick Corp.
4.40%, 09/15/32(a)	107	101,229
5.10%, 04/01/52	15	11,393
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	681	542,884
		655,506
Lodging — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	92	88,277
3.70%, 01/15/31(a)	147	138,559
5.85%, 08/01/34(a)	400	405,110
Hyatt Hotels Corp., 5.75%, 04/23/30(a)	81	83,263
Las Vegas Sands Corp.
5.30%, 05/15/31	125	125,015
5.65%, 05/18/33	125	125,777
6.20%, 08/15/34	80	82,600
Marriott International, Inc./MD
5.55%, 10/15/28	20	20,477
Series AA, 4.65%, 12/01/28	80	80,199
Series FF, 4.63%, 06/15/30	262	261,413
Series GG, 3.50%, 10/15/32	252	232,348
Series X, 4.00%, 04/15/28	15	14,909
Sands China Ltd.
2.85%, 03/08/29	425	403,965
3.25%, 08/08/31	404	371,067
4.38%, 06/18/30	216	211,044
5.40%, 08/08/28	640	647,601
		3,291,624
Machinery — 1.7%
AGCO Corp., 5.80%, 03/21/34	567	582,836
Caterpillar Financial Services Corp.
4.15%, 01/08/31(a)	25	24,645
Series L, 4.20%, 05/15/28	250	250,047
Series L, 4.30%, 05/15/29	250	250,102
Series L, 4.50%, 05/15/31	160	159,698
Caterpillar, Inc.
2.60%, 09/19/29	30	28,401
3.25%, 09/19/49	122	85,837
3.25%, 04/09/50	110	77,177
3.80%, 08/15/42	271	225,365
4.30%, 05/15/44	196	169,598
4.75%, 05/15/64(a)	623	545,079
5.20%, 05/27/41	240	240,079
5.30%, 09/15/35(a)	160	166,704
6.05%, 08/15/36(a)	255	278,446
CNH Industrial Capital LLC
4.38%, 03/07/31	1,355	1,328,513
4.50%, 10/08/27	70	70,020
4.50%, 10/16/30	1,735	1,713,323
4.55%, 04/10/28	1,005	1,004,083
4.75%, 03/21/28	125	125,402
5.10%, 04/20/29	1,435	1,451,317
5.50%, 01/12/29	1,106	1,129,019
CNH Industrial NV, 3.85%, 11/15/27	2,228	2,208,709
Deere & Co.
2.88%, 09/07/49(a)	135	88,841
3.75%, 04/15/50	159	122,008
3.90%, 06/09/42(a)	79	66,999

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.38%, 10/16/29	$25	$25,868
5.45%, 01/16/35(a)	140	145,271
5.70%, 01/19/55	315	323,259
7.13%, 03/03/31	100	110,784
Dover Corp.
2.95%, 11/04/29	40	37,994
5.38%, 10/15/35	150	155,775
5.38%, 03/01/41(a)	15	14,940
Flowserve Corp.
2.80%, 01/15/32	30	26,622
3.50%, 10/01/30	309	291,705
IDEX Corp., 2.63%, 06/15/31	250	226,392
Ingersoll Rand, Inc., 5.70%, 06/15/54	105	103,771
John Deere Capital Corp.
2.45%, 01/09/30	50	46,789
3.45%, 03/07/29	5	4,898
3.90%, 06/07/32	405	391,394
4.35%, 09/15/32	410	404,684
5.10%, 04/11/34	287	291,354
5.15%, 09/08/33	415	425,624
Series 1, 5.05%, 06/12/34	699	706,711
Series I, 4.20%, 03/10/31	115	113,499
Oshkosh Corp.
3.10%, 03/01/30	1,408	1,324,820
4.60%, 05/15/28	1,347	1,346,892
Otis Worldwide Corp.
3.36%, 02/15/50(a)	89	61,560
5.25%, 08/16/28	55	55,968
Rockwell Automation, Inc.
2.80%, 08/15/61	210	119,039
3.50%, 03/01/29	70	68,495
4.20%, 03/01/49	112	91,179
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	51	51,102
Xylem, Inc./New York
1.95%, 01/30/28	2,220	2,135,281
2.25%, 01/30/31(a)	1,816	1,638,094
5.20%, 06/01/33	570	578,536
5.45%, 06/01/36	235	240,357
		23,950,905
Manufacturing — 1.0%
3M Co.
2.38%, 08/26/29	478	448,214
2.88%, 10/15/27	2,795	2,744,084
3.05%, 04/15/30	928	878,889
3.63%, 09/14/28	1,390	1,371,986
4.80%, 03/15/30	455	459,003
5.15%, 03/15/35(a)	1,095	1,107,019
5.70%, 03/15/37(a)	810	844,036
Eaton Corp.
3.10%, 09/15/27	56	55,281
3.92%, 09/15/47	16	12,715
4.00%, 11/02/32	159	153,601
4.15%, 11/02/42	186	160,352
4.70%, 08/23/52(a)	70	62,363
Illinois Tool Works, Inc., 3.90%, 09/01/42	114	95,498
Parker-Hannifin Corp.
3.25%, 06/14/29	73	70,527
4.00%, 06/14/49(a)	252	200,273
4.10%, 03/01/47	63	51,335
4.20%, 11/21/34	96	91,939
Security	Par (000)	Value
Manufacturing (continued)
4.45%, 11/21/44	$81	$70,870
6.25%, 05/15/38	87	95,268
Pentair Finance SARL
4.50%, 07/01/29	1,046	1,040,062
5.90%, 07/15/32	1,710	1,777,168
Teledyne Technologies, Inc.
2.25%, 04/01/28	277	266,152
2.75%, 04/01/31	1,996	1,828,186
Textron, Inc., 3.00%, 06/01/30	27	25,379
		13,910,200
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31(a)	70	62,555
3.70%, 04/01/51	405	249,470
3.85%, 04/01/61	387	224,304
3.90%, 06/01/52	468	296,694
3.95%, 06/30/62	431	252,682
4.40%, 04/01/33	235	217,256
4.40%, 12/01/61	340	217,794
4.80%, 03/01/50	548	406,595
5.13%, 07/01/49	231	177,770
5.25%, 04/01/53(a)	274	213,251
5.38%, 04/01/38	108	96,347
5.38%, 05/01/47	571	460,384
5.50%, 04/01/63	284	217,757
5.75%, 04/01/48	536	450,734
6.38%, 10/23/35	579	582,608
6.48%, 10/23/45	765	705,770
6.83%, 10/23/55	286	269,013
Comcast Corp.
2.45%, 08/15/52	612	319,651
2.65%, 02/01/30	125	116,902
2.65%, 08/15/62	437	216,270
2.80%, 01/15/51	265	152,653
2.89%, 11/01/51	871	508,832
2.94%, 11/01/56	1,174	658,306
2.99%, 11/01/63	953	510,901
3.20%, 07/15/36(a)	114	95,890
3.25%, 11/01/39	164	126,670
3.40%, 04/01/30	25	24,038
3.40%, 07/15/46	211	145,478
3.45%, 02/01/50	366	242,271
3.75%, 04/01/40	86	69,869
3.90%, 03/01/38	95	81,743
3.97%, 11/01/47	428	317,480
4.00%, 08/15/47	221	164,551
4.00%, 03/01/48	234	173,089
4.00%, 11/01/49	507	369,828
4.05%, 11/01/52	499	359,281
4.15%, 10/15/28	5	4,985
4.20%, 08/15/34	25	23,511
4.25%, 10/15/30	80	78,999
4.25%, 01/15/33	70	67,405
4.40%, 08/15/35	70	66,083
4.60%, 10/15/38	190	173,687
4.60%, 08/15/45	221	185,086
4.65%, 07/15/42	390	337,736
4.70%, 10/15/48	546	449,502
4.75%, 03/01/44	295	255,250
4.95%, 10/15/58	433	354,690

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.17%, 01/15/37(b)	$105	$102,426
5.50%, 05/15/64(a)	274	242,352
5.65%, 06/15/35(a)	70	72,353
6.45%, 03/15/37	448	486,286
6.50%, 11/15/35	295	322,474
6.55%, 07/01/39(a)	155	167,814
6.95%, 08/15/37	281	315,253
7.05%, 03/15/33	125	140,044
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	945	856,689
Fox Corp.
5.48%, 01/25/39	244	239,836
5.58%, 01/25/49(a)	409	385,371
6.50%, 10/13/33	80	86,090
NBCUniversal Media LLC
4.45%, 01/15/43	75	62,649
5.95%, 04/01/41	135	137,387
6.40%, 04/30/40(a)	150	160,288
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	260	293,395
Time Warner Cable LLC
5.50%, 09/01/41	278	239,932
5.88%, 11/15/40	308	277,318
6.55%, 05/01/37	320	319,521
6.75%, 06/15/39	361	357,847
7.30%, 07/01/38	328	341,470
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	256	175,720
4.13%, 06/01/44	261	216,033
4.38%, 08/16/41	190	168,317
Series B, 7.00%, 03/01/32	55	61,492
Series E, 4.13%, 12/01/41	123	105,441
Walt Disney Co.(The)
2.00%, 09/01/29	31	28,808
2.75%, 09/01/49	711	444,110
3.60%, 01/13/51	575	420,806
3.80%, 05/13/60	842	608,734
4.63%, 03/23/40(a)	35	32,754
4.70%, 03/23/50(a)	420	369,743
4.75%, 09/15/44	125	112,254
4.75%, 11/15/46	208	184,009
4.95%, 10/15/45	194	177,738
5.40%, 10/01/43	299	293,846
6.15%, 03/01/37	120	130,500
6.15%, 02/15/41	109	116,875
6.20%, 12/15/34(a)	10	10,981
6.40%, 12/15/35	40	44,356
6.55%, 03/15/33	51	56,542
6.65%, 11/15/37	323	363,754
7.75%, 12/01/45(a)	260	323,619
		21,804,848
Metal Fabricate & Hardware — 0.0%
Valmont Industries, Inc.
5.00%, 10/01/44	70	63,520
5.25%, 10/01/54	100	92,315
		155,835
Mining — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	255	243,941
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	300	258,340
Security	Par (000)	Value
Mining (continued)
5.00%, 09/30/43	$45	$42,393
5.50%, 09/08/53(a)	35	34,428
5.75%, 09/05/55	15	15,231
Freeport-McMoRan, Inc.
5.40%, 11/14/34	255	259,632
5.45%, 03/15/43(a)	305	295,911
Newmont Corp.
2.60%, 07/15/32	261	235,522
4.88%, 03/15/42	201	189,102
5.45%, 06/09/44	43	41,786
5.88%, 04/01/35	45	47,793
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50(a)	30	24,042
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	122	127,670
6.13%, 12/15/33	242	258,854
7.25%, 03/15/31	147	162,932
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	221	135,727
5.20%, 11/02/40	231	227,303
7.13%, 07/15/28	90	95,037
Rio Tinto Finance USA PLC
4.13%, 08/21/42	125	106,400
4.75%, 03/22/42	187	172,346
5.13%, 03/09/53	153	141,581
5.75%, 03/14/55	85	85,879
5.88%, 03/14/65	265	271,023
Southern Copper Corp.
5.25%, 11/08/42	141	134,102
5.88%, 04/23/45	280	281,907
6.75%, 04/16/40	141	155,987
7.50%, 07/27/35	204	236,445
		4,281,314
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	327	313,499
3.57%, 12/01/31	413	377,439
4.25%, 04/01/28	120	118,493
		809,431
Oil & Gas — 2.5%
Antero Resources Corp., 5.40%, 02/01/36(a)	30	29,646
APA Corp.
5.35%, 07/01/49	46	40,432
6.00%, 01/15/37	10	10,198
6.10%, 02/15/35	10	10,389
6.75%, 02/15/55	125	131,321
BP Capital Markets America, Inc.
2.77%, 11/10/50	517	319,262
2.94%, 06/04/51	476	302,582
3.00%, 02/24/50	591	386,094
3.00%, 03/17/52	245	156,564
3.38%, 02/08/61	998	646,993
3.63%, 04/06/30(a)	160	155,424
3.94%, 09/21/28	178	176,386
4.23%, 11/06/28	145	144,515
BP Capital Markets PLC, 3.72%, 11/28/28	100	98,437
Burlington Resources LLC
5.95%, 10/15/36	170	181,588
7.20%, 08/15/31	280	311,193
Chevron Corp., 3.08%, 05/11/50	283	190,170

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Chevron USA, Inc.
2.34%, 08/12/50	$118	$67,860
5.25%, 11/15/43(a)	75	74,620
ConocoPhillips
4.88%, 10/01/47	80	70,975
5.90%, 05/15/38	315	333,715
ConocoPhillips Co.
3.80%, 03/15/52	100	73,592
4.03%, 03/15/62	545	398,490
4.30%, 11/15/44	332	280,176
5.00%, 01/15/35	310	310,404
5.30%, 05/15/53	85	79,409
5.50%, 01/15/55(a)	340	326,550
5.55%, 03/15/54	115	111,423
5.65%, 01/15/65	225	217,384
5.70%, 09/15/63	150	145,951
5.90%, 10/15/32	252	269,782
5.95%, 03/15/46(a)	195	199,861
6.50%, 02/01/39	506	560,203
6.95%, 04/15/29	522	557,728
Devon Energy Corp.
4.75%, 05/15/42	170	152,096
5.00%, 06/15/45	166	149,181
5.60%, 07/15/41	326	322,260
5.75%, 09/15/54(a)	55	53,126
7.88%, 09/30/31	79	90,518
7.95%, 04/15/32	76	87,367
Diamondback Energy, Inc.
3.50%, 12/01/29	549	532,478
5.40%, 04/18/34	135	138,047
5.55%, 04/01/35(a)	210	216,480
5.75%, 04/18/54(a)	245	240,807
5.90%, 04/18/64	431	427,091
6.25%, 03/15/53	136	141,283
Eni USA, Inc., 7.30%, 11/15/27	240	249,399
EOG Resources, Inc.
3.90%, 04/01/35	67	61,767
4.38%, 04/15/30	88	87,533
4.95%, 04/15/50	243	217,295
5.95%, 07/15/55	35	35,816
EQT Corp.
5.00%, 01/15/29	240	241,895
5.75%, 02/01/34	348	359,433
7.00%, 02/01/30	351	374,238
Exxon Mobil Corp.
3.10%, 08/16/49	438	297,081
3.45%, 04/15/51	758	543,462
3.48%, 03/19/30	80	77,618
4.11%, 03/01/46	390	325,089
4.23%, 03/19/40	362	327,803
4.33%, 03/19/50	690	577,442
Hess Corp.
5.60%, 02/15/41	53	54,165
6.00%, 01/15/40	101	106,824
7.13%, 03/15/33	468	530,683
7.30%, 08/15/31	657	737,051
7.88%, 10/01/29	647	715,642
HF Sinclair Corp.
5.50%, 09/01/32(a)	40	40,372
6.25%, 01/15/35	45	46,827
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp.
3.80%, 04/01/28	$325	$320,954
4.50%, 04/01/48	98	79,089
4.75%, 09/15/44	149	129,838
5.00%, 09/15/54(a)	75	64,043
6.50%, 03/01/41	381	409,616
Occidental Petroleum Corp.
4.40%, 04/15/46	126	103,933
6.05%, 10/01/54	162	163,822
6.20%, 03/15/40	170	178,483
6.45%, 09/15/36	490	532,510
6.60%, 03/15/46	258	276,367
6.63%, 09/01/30	153	163,145
7.50%, 05/01/31(a)	265	295,329
7.88%, 09/15/31	100	113,693
7.95%, 06/15/39	107	128,320
Ovintiv, Inc.
6.25%, 07/15/33(a)	299	317,057
6.50%, 08/15/34	401	431,201
6.50%, 02/01/38	252	267,296
6.63%, 08/15/37	165	176,944
7.10%, 07/15/53	10	11,095
7.20%, 11/01/31	634	697,624
7.38%, 11/01/31	1,007	1,118,252
8.13%, 09/15/30(a)	260	291,152
Phillips 66
3.30%, 03/15/52	134	88,062
4.88%, 11/15/44	477	423,611
5.88%, 05/01/42	362	364,570
Phillips 66 Co.
3.90%, 03/15/28	241	238,803
4.65%, 11/15/34	363	352,653
5.30%, 06/30/33	455	462,998
5.50%, 03/15/55(a)	160	148,706
5.65%, 06/15/54(a)	170	160,775
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)(c)	105	105,423
Shell Finance U.S., Inc.
3.00%, 11/26/51(b)	560	363,071
3.13%, 11/07/49(b)	345	231,849
3.25%, 04/06/50(a)	390	270,415
4.13%, 05/11/35	492	465,925
4.38%, 05/11/45	10	8,553
6.38%, 12/15/38(b)	522	573,283
Shell International Finance BV
3.25%, 04/06/50(a)	40	27,370
4.00%, 05/10/46	85	68,132
4.13%, 05/11/35(a)	315	309,682
4.38%, 05/11/45	15	12,771
6.38%, 12/15/38(a)	195	214,716
TotalEnergies Capital International SA
2.83%, 01/10/30	275	260,347
2.99%, 06/29/41	117	87,647
3.13%, 05/29/50	637	428,426
3.39%, 06/29/60(a)	647	422,159
3.46%, 02/19/29	126	123,432
3.46%, 07/12/49	318	227,703
TotalEnergies Capital SA
3.88%, 10/11/28	273	271,102
4.72%, 09/10/34	65	64,444
5.15%, 04/05/34	245	249,592

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.28%, 09/10/54	$55	$51,807
5.43%, 09/10/64	250	235,468
5.49%, 04/05/54(a)	574	556,597
5.64%, 04/05/64	447	433,734
Valero Energy Corp.
3.65%, 12/01/51	254	177,014
4.00%, 04/01/29	131	128,940
4.00%, 06/01/52(a)	89	65,558
4.35%, 06/01/28	86	85,823
4.90%, 03/15/45	83	73,237
6.63%, 06/15/37(a)	526	580,016
7.50%, 04/15/32	325	369,638
Woodside Finance Ltd.
4.90%, 05/19/28	570	573,374
5.10%, 09/12/34	1,885	1,867,667
5.40%, 05/19/30	755	769,890
5.70%, 09/12/54	250	239,357
		35,431,589
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	529	510,060
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	1,010	967,932
3.34%, 12/15/27	1,718	1,694,386
4.08%, 12/15/47(a)	204	163,267
5.85%, 06/15/56	395	394,039
Halliburton Co.
2.92%, 03/01/30(a)	341	320,917
4.50%, 11/15/41	132	114,917
4.75%, 08/01/43	100	89,128
4.85%, 11/15/35	372	362,133
5.00%, 11/15/45	475	430,763
6.70%, 09/15/38	143	158,816
7.45%, 09/15/39	294	345,660
NOV, Inc.
3.60%, 12/01/29	377	364,919
3.95%, 12/01/42(a)	147	118,044
Schlumberger Investment SA, 2.65%, 06/26/30(a)	499	465,739
		6,500,720
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28(a)	108	107,961
5.63%, 05/26/33	160	164,837
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	17	15,654
2.69%, 05/25/31	20	18,122
5.13%, 03/12/36(a)	75	73,496
5.50%, 03/17/35(a)	45	45,725
AptarGroup, Inc.
3.60%, 03/15/32	15	13,914
4.75%, 03/30/31	75	74,397
Berry Global, Inc., 5.65%, 01/15/34(a)	409	417,949
Packaging Corp. of America, 4.05%, 12/15/49	14	10,784
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	280	277,586
Sonoco Products Co.
3.13%, 05/01/30	54	50,800
5.75%, 11/01/40(a)	115	115,533
WestRock MWV LLC, 8.20%, 01/15/30	103	114,730
WRKCo, Inc.
3.00%, 06/15/33(a)	210	185,006
Security	Par (000)	Value
Packaging & Containers (continued)
4.00%, 03/15/28	$20	$19,849
4.20%, 06/01/32	65	62,381
4.90%, 03/15/29	20	20,143
		1,788,867
Pharmaceuticals — 4.4%
AbbVie, Inc.
4.05%, 11/21/39	700	617,104
4.13%, 03/15/31	265	260,034
4.25%, 11/21/49	1,310	1,070,978
4.30%, 05/14/36	437	413,384
4.40%, 03/15/33	470	460,648
4.40%, 11/06/42	710	625,508
4.45%, 05/14/46	522	448,404
4.50%, 05/14/35	838	809,200
4.70%, 05/14/45	728	650,276
4.85%, 06/15/44	99	90,786
4.88%, 11/14/48	488	438,765
5.40%, 03/15/54	387	371,695
5.50%, 03/15/64	840	808,576
5.60%, 03/15/55	245	242,126
5.65%, 03/15/66	345	339,324
Astrazeneca Finance LLC
4.88%, 03/03/33	398	403,747
5.00%, 02/26/34	35	35,443
AstraZeneca PLC
3.13%, 06/12/27	825	818,258
4.00%, 01/17/29	645	640,829
4.00%, 09/18/42	340	288,548
4.38%, 11/16/45	336	292,644
4.38%, 08/17/48	195	167,557
6.45%, 09/15/37	798	890,902
Becton Dickinson & Co., 4.67%, 06/06/47	505	441,956
Bristol-Myers Squibb Co.
2.55%, 11/13/50	434	255,204
3.25%, 08/01/42	398	301,246
3.70%, 03/15/52	431	314,264
3.90%, 03/15/62	448	320,590
4.25%, 10/26/49	928	752,533
4.35%, 11/15/47	355	295,755
4.50%, 03/01/44	325	283,401
4.55%, 02/20/48	372	318,399
4.63%, 05/15/44	80	70,913
5.00%, 08/15/45(a)	401	371,964
5.55%, 02/22/54	747	727,408
5.65%, 02/22/64(a)	185	181,999
6.40%, 11/15/63(a)	260	284,529
Cardinal Health, Inc.
3.41%, 06/15/27	1,309	1,296,886
4.37%, 06/15/47	252	206,571
4.50%, 09/15/30	170	168,519
4.60%, 03/15/43	104	90,077
4.90%, 09/15/45	259	229,306
5.00%, 11/15/29	165	166,947
5.15%, 09/15/35(a)	465	462,740
5.35%, 11/15/34	740	748,262
5.45%, 02/15/34	800	817,141
5.75%, 11/15/54	200	196,755
Cencora, Inc.
2.70%, 03/15/31	305	278,489
2.80%, 05/15/30	50	46,665
3.45%, 12/15/27	35	34,521

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.95%, 02/13/29(a)	$95	$93,601
4.25%, 11/15/30(a)	55	53,999
4.25%, 03/01/45	317	262,687
4.30%, 12/15/47	130	107,114
4.60%, 02/13/33	85	83,369
4.90%, 02/13/36	220	214,599
5.13%, 02/15/34(a)	592	594,063
5.65%, 02/13/56(a)	115	112,526
CVS Health Corp.
3.25%, 08/15/29	95	91,169
4.13%, 04/01/40	120	101,967
4.25%, 04/01/50	206	159,659
4.30%, 03/25/28	95	94,699
4.78%, 03/25/38	1,140	1,063,975
4.88%, 07/20/35	245	237,441
5.05%, 03/25/48	1,865	1,636,826
5.13%, 07/20/45	918	824,344
5.25%, 02/21/33	379	385,055
5.30%, 06/01/33(a)	175	177,353
5.30%, 12/05/43	322	298,580
5.63%, 02/21/53	380	355,313
5.88%, 06/01/53(a)	245	236,909
6.00%, 06/01/63	399	387,264
6.13%, 09/15/39(a)	286	296,272
Eli Lilly & Co.
2.25%, 05/15/50	35	19,891
2.50%, 09/15/60	845	455,708
3.38%, 03/15/29(a)	87	85,050
3.70%, 03/01/45	266	209,073
3.95%, 05/15/47	250	200,320
3.95%, 03/15/49	530	420,419
4.15%, 05/20/29	70	69,895
4.15%, 03/15/59	474	369,325
4.38%, 05/20/31	125	124,397
4.85%, 05/20/36	75	74,450
4.95%, 02/27/63	93	82,739
5.00%, 02/09/54	144	132,408
5.05%, 08/14/54	75	69,388
5.10%, 02/09/64	390	354,941
5.20%, 08/14/64(a)	205	189,586
5.50%, 02/12/55	50	49,534
5.55%, 03/15/37	212	223,195
5.60%, 02/12/65	65	63,664
5.65%, 10/15/65	50	49,764
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	35	34,085
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	145	144,185
4.20%, 03/18/43	100	86,364
4.50%, 04/15/30	50	50,150
4.88%, 04/15/35(a)	50	49,719
5.38%, 04/15/34	100	103,568
6.38%, 05/15/38	639	705,904
Johnson & Johnson
2.45%, 09/01/60	806	438,148
3.50%, 01/15/48	160	121,345
3.70%, 03/01/46	423	338,015
3.75%, 03/03/47	357	284,374
4.38%, 12/05/33(a)	52	51,824
4.50%, 09/01/40	236	223,088
4.50%, 12/05/43(a)	222	205,519
4.85%, 05/15/41	208	203,392
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 05/15/33	$122	$126,419
5.85%, 07/15/38	221	240,096
5.95%, 08/15/37(a)	203	223,446
McKesson Corp.
3.95%, 02/16/28	160	158,957
4.65%, 05/30/30	95	95,255
4.95%, 05/30/32	100	101,204
5.10%, 07/15/33	729	740,844
5.25%, 05/30/35	95	96,750
Mead Johnson Nutrition Co., 4.60%, 06/01/44	260	226,005
Merck & Co., Inc.
2.45%, 06/24/50	235	137,177
2.75%, 12/10/51	494	302,065
2.90%, 12/10/61	796	460,244
3.40%, 03/07/29	120	117,206
3.60%, 09/15/42	340	271,079
3.70%, 02/10/45	709	555,406
3.90%, 03/07/39	27	23,796
4.00%, 03/07/49	227	179,604
4.15%, 05/18/43	507	430,031
4.30%, 05/17/30	25	24,881
4.50%, 05/17/33	290	287,799
5.15%, 05/17/63	395	357,929
5.70%, 12/04/65	145	143,059
6.50%, 12/01/33	382	423,467
6.55%, 09/15/37	172	192,975
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	215	227,424
5.95%, 12/01/28(a)	150	156,037
Mylan, Inc., 5.20%, 04/15/48	99	81,361
Novartis Capital Corp.
2.20%, 08/14/30	245	223,907
2.75%, 08/14/50	582	368,233
3.80%, 09/18/29	780	766,506
4.00%, 09/18/31	200	195,998
4.00%, 11/20/45	280	231,335
4.10%, 03/16/29	255	253,563
4.10%, 11/05/30	90	88,589
4.20%, 09/18/34(a)	1,565	1,507,793
4.40%, 03/18/31	295	293,580
4.40%, 05/06/44	216	189,898
4.60%, 03/18/33	455	451,758
4.60%, 11/05/35	1,555	1,521,677
4.70%, 09/18/54	625	551,032
4.90%, 03/18/36	575	572,481
5.60%, 03/18/46	180	181,946
5.70%, 03/18/56	110	111,671
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33	826	821,068
5.30%, 05/19/53	1,012	949,395
5.34%, 05/19/63	1,373	1,265,714
Pfizer, Inc.
2.70%, 05/28/50	703	435,112
4.00%, 12/15/36(a)	150	138,112
4.00%, 03/15/49	368	290,649
4.13%, 12/15/46	266	218,626
4.20%, 09/15/48	262	214,152
4.40%, 05/15/44	35	30,487
7.20%, 03/15/39	282	329,707
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	536	355,041

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.38%, 07/09/60	$657	$416,899
5.00%, 11/26/28	170	171,785
5.65%, 07/05/44	200	198,054
5.80%, 07/05/64	235	229,059
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	109	91,355
Viatris, Inc., 4.00%, 06/22/50	507	346,109
Zoetis, Inc.
2.00%, 05/15/30	1,631	1,475,087
3.00%, 09/12/27	1,371	1,349,265
3.00%, 05/15/50	60	38,681
3.90%, 08/20/28	590	582,766
3.95%, 09/12/47	256	199,528
4.15%, 08/17/28	150	149,145
4.45%, 08/20/48	101	84,078
4.70%, 02/01/43	633	564,550
5.00%, 08/17/35(a)	1,480	1,463,311
5.60%, 11/16/32	1,213	1,262,771
		62,560,976
Pipelines — 4.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29	129	129,388
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,231	1,040,135
3.70%, 11/15/29	1,794	1,742,032
5.13%, 06/30/27	348	349,497
Cheniere Energy Partners LP
3.25%, 01/31/32	248	227,643
4.00%, 03/01/31	56	53,989
4.50%, 10/01/29	150	149,221
5.35%, 11/30/36(b)	80	80,001
5.95%, 06/30/33	286	299,680
6.05%, 11/30/56(b)	35	35,367
Cheniere Energy, Inc.
4.63%, 10/15/28	3,378	3,373,866
5.20%, 07/30/36(b)	370	364,970
5.65%, 04/15/34	1,820	1,873,926
6.00%, 07/30/56(b)	100	99,853
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	31	30,683
DCP Midstream Operating LP
5.13%, 05/15/29	85	86,183
5.60%, 04/01/44	80	76,381
8.13%, 08/16/30	61	69,019
Enbridge Energy Partners LP
5.50%, 09/15/40(a)	30	29,453
7.38%, 10/15/45	209	242,381
Series B, 7.50%, 04/15/38(a)	167	194,005
Enbridge, Inc.
2.50%, 08/01/33	985	842,117
3.13%, 11/15/29	190	181,164
3.40%, 08/01/51	130	88,589
3.70%, 07/15/27	49	48,658
4.00%, 11/15/49	233	177,813
4.20%, 11/20/28	135	134,101
4.50%, 06/10/44	179	152,080
4.60%, 06/20/28	75	75,201
4.85%, 03/27/31	250	250,910
4.90%, 06/20/30	140	140,993
5.20%, 11/20/35	150	150,025
5.45%, 03/27/36	290	294,145
5.50%, 12/01/46	177	170,203
5.63%, 04/05/34	264	273,136
5.70%, 03/08/33	600	623,572
Security	Par (000)	Value
Pipelines (continued)
5.95%, 04/05/54	$276	$277,940
6.70%, 11/15/53	105	115,711
7.20%, 06/27/54, (5-year CMT + 2.97%)(c)	186	198,660
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(c)	222	234,728
Energy Transfer LP
4.15%, 09/15/29	265	261,006
4.90%, 03/15/35	122	119,258
5.00%, 05/15/44	1,040	918,050
5.00%, 05/15/50(a)	486	413,802
5.40%, 10/01/47	90	81,839
5.75%, 02/15/33	95	98,883
5.95%, 05/15/54	130	125,464
6.00%, 06/15/48	191	185,736
6.05%, 09/01/54	155	151,020
6.20%, 04/01/55	285	283,204
6.25%, 04/15/49	325	325,176
6.63%, 10/15/36	40	43,378
7.50%, 07/01/38	175	202,678
Enterprise Products Operating LLC
2.80%, 01/31/30	54	50,900
3.13%, 07/31/29	60	57,734
3.30%, 02/15/53	164	109,915
3.70%, 01/31/51	125	91,774
3.95%, 01/31/60	209	153,381
4.15%, 10/16/28	80	79,760
4.20%, 01/31/50	149	120,276
4.25%, 02/15/48	130	106,473
4.45%, 02/15/43	211	184,263
4.80%, 02/01/49	208	183,366
4.85%, 08/15/42	201	184,920
4.85%, 03/15/44	262	239,454
4.90%, 05/15/46	202	182,511
4.95%, 10/15/54	125	110,555
5.10%, 02/15/45	327	306,414
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(c)	252	251,221
5.55%, 02/16/55	90	87,210
5.70%, 02/15/42	165	167,309
5.95%, 02/01/41	171	178,944
6.13%, 10/15/39	133	141,872
6.45%, 09/01/40	214	234,696
7.55%, 04/15/38	166	196,938
Series D, 6.88%, 03/01/33(a)	123	137,314
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(c)	219	218,508
Series H, 6.65%, 10/15/34(a)	79	87,514
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	69	60,587
5.00%, 08/15/42	105	95,534
5.00%, 03/01/43	113	102,679
5.40%, 09/01/44	145	136,986
5.50%, 03/01/44	192	183,726
5.63%, 09/01/41	100	98,597
5.80%, 03/15/35	838	872,405
6.38%, 03/01/41	178	188,511
6.50%, 02/01/37	538	583,132
6.50%, 09/01/39	193	208,354
6.55%, 09/15/40	140	150,368
6.95%, 01/15/38	636	714,719
7.30%, 08/15/33	502	569,711
7.40%, 03/15/31	334	370,999

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.50%, 11/15/40	$90	$105,235
7.75%, 03/15/32	361	412,765
Kinder Morgan, Inc.
2.00%, 02/15/31	270	239,606
3.25%, 08/01/50	195	129,451
3.60%, 02/15/51	90	63,451
4.30%, 03/01/28(a)	509	508,895
4.80%, 02/01/33	560	555,530
5.00%, 02/01/29	125	126,616
5.05%, 02/15/46	325	293,688
5.10%, 08/01/29	140	142,166
5.15%, 06/01/30	95	97,021
5.20%, 06/01/33(a)	710	722,531
5.20%, 03/01/48	155	141,653
5.30%, 12/01/34	746	755,190
5.40%, 02/01/34	395	404,366
5.45%, 08/01/52	155	145,520
5.55%, 06/01/45	555	535,667
5.85%, 06/01/35	550	576,935
5.95%, 08/01/54(a)	275	276,116
7.75%, 01/15/32	623	712,722
7.80%, 08/01/31	363	413,073
MPLX LP
4.00%, 03/15/28	159	157,764
4.25%, 12/01/27	131	130,640
4.50%, 04/15/38	288	261,736
4.70%, 04/15/48	374	311,366
4.80%, 02/15/29	167	167,880
4.90%, 04/15/58	267	218,322
4.95%, 03/14/52	151	127,923
5.20%, 03/01/47	362	325,927
5.50%, 02/15/49	391	359,465
5.95%, 04/01/55	70	67,932
6.20%, 09/15/55	185	185,682
ONEOK Partners LP
6.13%, 02/01/41	155	158,433
6.20%, 09/15/43	276	280,690
6.65%, 10/01/36	377	410,263
6.85%, 10/15/37	338	370,553
ONEOK, Inc.
3.10%, 03/15/30(a)	368	347,649
3.25%, 06/01/30	285	269,336
3.40%, 09/01/29	272	261,371
3.95%, 03/01/50	140	101,181
4.00%, 07/13/27	545	542,959
4.20%, 10/03/47	105	80,866
4.25%, 09/15/46	127	99,340
4.35%, 03/15/29	475	471,670
4.45%, 09/01/49	43	34,745
4.50%, 03/15/50	72	56,367
4.55%, 07/15/28	1,027	1,027,459
4.85%, 02/01/49	105	88,080
4.95%, 10/15/32	115	114,634
4.95%, 07/13/47	122	104,858
5.05%, 11/01/34	1,095	1,076,814
5.15%, 10/15/43	43	38,894
5.38%, 06/01/29	835	849,226
5.40%, 10/15/35	170	170,604
5.65%, 11/01/28	235	240,434
5.65%, 09/01/34	658	673,581
5.70%, 11/01/54	420	391,616
Security	Par (000)	Value
Pipelines (continued)
5.80%, 11/01/30	$100	$103,714
5.85%, 11/01/64	150	140,787
6.00%, 06/15/35	200	207,951
6.05%, 09/01/33	538	565,527
6.10%, 11/15/32	353	372,731
6.25%, 10/15/55	380	381,478
6.35%, 01/15/31	355	375,680
6.63%, 09/01/53	165	173,345
7.15%, 01/15/51	65	71,627
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	139	134,160
5.15%, 06/01/42	104	95,555
6.65%, 01/15/37	231	250,957
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	524	521,890
4.50%, 05/15/30	161	160,015
Spectra Energy Partners LP
4.50%, 03/15/45	306	259,924
5.95%, 09/25/43(a)	258	259,748
Targa Resources Corp.
4.20%, 02/01/33	452	430,022
4.35%, 01/15/29	160	159,328
4.35%, 04/15/31(a)	100	97,967
4.90%, 09/15/30	210	211,323
4.95%, 04/15/52	215	184,799
5.40%, 07/30/36	195	195,134
5.50%, 02/15/35	90	91,438
5.55%, 08/15/35	275	279,055
5.65%, 02/15/36	315	321,885
6.05%, 05/15/56	65	64,548
6.13%, 03/15/33	145	153,441
6.13%, 05/15/55	190	190,733
6.25%, 07/01/52	75	76,222
6.50%, 03/30/34	479	519,518
6.50%, 02/15/53	213	224,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	400	380,748
4.88%, 02/01/31	350	349,802
5.50%, 03/01/30	288	291,549
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	166	175,091
7.63%, 04/01/37	100	117,108
Texas Eastern Transmission LP, 7.00%, 07/15/32	504	557,024
TransCanada PipeLines Ltd.
4.10%, 04/15/30	173	169,420
4.63%, 03/01/34	498	482,575
4.88%, 05/15/48	10	8,874
5.10%, 03/15/49	212	198,336
5.60%, 03/31/34(a)	193	197,879
5.85%, 03/15/36	189	197,302
6.10%, 06/01/40(a)	131	137,120
6.20%, 10/15/37	325	345,336
7.25%, 08/15/38	188	215,676
7.63%, 01/15/39	347	410,606
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	183	139,529
4.00%, 03/15/28	108	107,119
4.45%, 08/01/42	110	95,631
4.60%, 03/15/48	187	158,459
5.40%, 08/15/41	103	99,649

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Valero Energy Partners LP, 4.50%, 03/15/28	$251	$251,000
Western Midstream Operating LP
4.05%, 02/01/30	305	296,286
4.50%, 03/01/28	110	109,858
4.75%, 08/15/28	135	135,130
4.80%, 03/01/31	125	124,168
5.25%, 02/01/50(a)	223	194,766
5.30%, 03/01/48	166	144,634
5.45%, 11/15/34	198	198,219
5.45%, 04/01/44	85	77,684
5.50%, 12/15/35	90	89,647
5.50%, 08/15/48	95	84,165
6.15%, 04/01/33	657	691,111
Williams Companies, Inc.(The)
2.60%, 03/15/31	1,000	906,826
3.50%, 11/15/30	25	23,776
3.75%, 06/15/27	40	39,804
4.63%, 06/30/30	175	174,879
4.65%, 08/15/32	1,000	988,680
4.85%, 03/01/48	250	216,967
4.90%, 01/15/45	167	147,918
5.10%, 09/15/45	223	204,316
5.15%, 03/15/34	420	420,772
5.15%, 03/15/36(a)	400	395,039
5.30%, 09/30/35	240	240,345
5.30%, 08/15/52	70	63,995
5.40%, 03/04/44(a)	190	179,735
5.60%, 03/15/35	235	240,620
5.65%, 03/15/33	160	165,493
5.75%, 06/24/44	85	83,902
5.80%, 11/15/43	163	161,286
5.80%, 11/15/54	243	237,410
5.95%, 03/15/56	340	338,180
6.00%, 03/15/55	166	166,254
6.30%, 04/15/40	317	336,748
8.75%, 03/15/32(a)	141	167,707
Series A, 7.50%, 01/15/31	155	172,623
		64,900,180
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	50	48,741
Real Estate — 0.2%
CBRE Services, Inc.
2.50%, 04/01/31	926	833,666
4.80%, 06/15/30	95	95,261
4.90%, 01/15/33	125	123,324
5.25%, 06/01/36	175	172,309
5.50%, 04/01/29	556	569,413
5.50%, 06/15/35	645	653,040
5.95%, 08/15/34	590	615,128
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	5	5,249
		3,067,390
Real Estate Investment Trusts — 4.6%
Agree LP
2.60%, 06/15/33	115	98,011
4.80%, 10/01/32	20	19,808
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	318	258,804
2.00%, 05/18/32	198	166,588
2.75%, 12/15/29	68	63,422
2.95%, 03/15/34	145	123,057
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 08/15/31	$75	$69,178
3.55%, 03/15/52	115	78,960
3.95%, 01/15/28	143	141,641
4.00%, 02/01/50	219	162,342
4.50%, 07/30/29	353	349,595
4.70%, 07/01/30(a)	75	74,455
4.85%, 04/15/49	180	152,746
4.90%, 12/15/30	20	20,021
American Assets Trust LP, 3.38%, 02/01/31	404	367,090
American Homes 4 Rent LP
3.38%, 07/15/51	40	26,637
3.63%, 04/15/32(a)	180	167,340
4.30%, 04/15/52	27	20,981
4.90%, 02/15/29	31	31,182
American Tower Corp.
1.88%, 10/15/30	360	319,937
2.10%, 06/15/30	408	369,311
2.30%, 09/15/31	456	403,208
2.70%, 04/15/31	890	810,076
2.90%, 01/15/30	386	363,201
2.95%, 01/15/51	390	245,022
3.10%, 06/15/50	281	183,047
3.55%, 07/15/27	390	386,830
3.60%, 01/15/28	535	527,796
3.70%, 10/15/49	265	193,832
3.80%, 08/15/29	482	471,030
3.95%, 03/15/29	172	169,235
4.05%, 03/15/32	10	9,609
4.70%, 12/15/32	90	88,763
4.90%, 03/15/30	195	196,745
5.00%, 01/31/30	30	30,351
5.35%, 03/15/35	825	834,228
5.40%, 01/31/35	685	695,264
5.45%, 02/15/34	252	257,031
5.55%, 07/15/33	398	409,935
5.90%, 11/15/33	265	278,154
AvalonBay Communities, Inc.
2.30%, 03/01/30	42	38,761
3.20%, 01/15/28	38	37,328
3.30%, 06/01/29	77	74,425
3.90%, 10/15/46	96	75,157
4.15%, 07/01/47	85	68,565
4.35%, 04/15/48	20	16,565
5.00%, 02/15/33(a)	295	297,949
Boston Properties LP
2.45%, 10/01/33	655	539,910
2.55%, 04/01/32	316	275,273
2.90%, 03/15/30	131	122,143
3.25%, 01/30/31	392	363,983
3.40%, 06/21/29(a)	189	181,621
4.50%, 12/01/28	213	212,357
5.75%, 01/15/35(a)	245	247,562
6.50%, 01/15/34	213	225,637
Brixmor Operating Partnership LP
2.50%, 08/16/31	95	84,755
4.05%, 07/01/30	117	113,813
4.13%, 05/15/29	193	190,482
5.75%, 02/15/35	100	103,433
Camden Property Trust
2.80%, 05/15/30	19	17,770
3.15%, 07/01/29	52	49,900

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.35%, 11/01/49(a)	$19	$13,156
4.10%, 10/15/28	31	30,808
COPT Defense Properties LP
2.00%, 01/15/29	440	411,678
2.75%, 04/15/31	171	154,995
2.90%, 12/01/33	71	60,433
Cousins Properties LP, 5.88%, 10/01/34	120	122,976
Crown Castle, Inc.
2.10%, 04/01/31	412	362,144
2.25%, 01/15/31	273	243,129
2.50%, 07/15/31	382	339,923
3.10%, 11/15/29	185	175,513
3.25%, 01/15/51	364	239,414
3.30%, 07/01/30	402	379,382
3.65%, 09/01/27	242	239,738
3.80%, 02/15/28	1,504	1,486,070
4.00%, 11/15/49	207	154,242
4.15%, 07/01/50	238	184,098
4.30%, 02/15/29	1,194	1,183,689
4.75%, 05/15/47	270	228,073
4.80%, 09/01/28	253	254,325
5.00%, 01/11/28	535	539,055
5.10%, 05/01/33	659	654,498
5.20%, 02/15/49	151	135,569
5.60%, 06/01/29	385	394,378
5.80%, 03/01/34	287	296,226
CubeSmart LP
2.50%, 02/15/32	140	123,194
3.00%, 02/15/30	5	4,703
4.38%, 02/15/29(a)	30	29,817
Digital Realty Trust LP
3.60%, 07/01/29	3,100	3,010,389
3.70%, 08/15/27	3,222	3,194,636
4.45%, 07/15/28	3,325	3,320,799
5.55%, 01/15/28	1,966	1,998,288
DOC DR LLC
2.63%, 11/01/31	80	71,309
3.95%, 01/15/28	104	103,043
EPR Properties
3.60%, 11/15/31	50	45,739
4.95%, 04/15/28	210	210,336
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	2,035	1,998,870
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	855	846,887
5.50%, 06/15/34	1,170	1,193,811
Equinix, Inc.
1.55%, 03/15/28	305	289,943
1.80%, 07/15/27	101	98,153
2.00%, 05/15/28	105	100,250
2.15%, 07/15/30	1,607	1,449,812
2.50%, 05/15/31	785	704,662
2.95%, 09/15/51	236	148,233
3.00%, 07/15/50	312	199,544
3.20%, 11/18/29	795	759,033
3.40%, 02/15/52(a)	175	118,673
3.90%, 04/15/32	420	398,165
ERP Operating LP
1.85%, 08/01/31(a)	31	27,213
2.50%, 02/15/30	163	151,605
3.00%, 07/01/29	79	75,604
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 03/01/28	$192	$189,112
4.00%, 08/01/47(a)	32	25,488
4.15%, 12/01/28	103	102,373
4.50%, 06/01/45(a)	55	47,306
Essex Portfolio LP
2.65%, 03/15/32	255	226,014
2.65%, 09/01/50	35	20,501
4.00%, 03/01/29	55	54,178
Extra Space Storage LP
2.35%, 03/15/32	130	112,802
2.40%, 10/15/31	115	101,178
3.88%, 12/15/27	49	48,608
4.00%, 06/15/29	14	13,749
Federal Realty OP LP
3.20%, 06/15/29	671	643,448
3.25%, 07/15/27	360	355,312
3.50%, 06/01/30	685	653,236
4.50%, 12/01/44	203	174,509
5.38%, 05/01/28	655	664,695
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	140	125,605
4.00%, 01/15/30	143	137,653
4.00%, 01/15/31	112	105,960
5.30%, 01/15/29	251	252,697
Healthcare Realty Holdings LP
2.00%, 03/15/31	15	13,128
3.10%, 02/15/30	20	18,829
Healthpeak OP LLC
3.00%, 01/15/30	303	285,659
3.50%, 07/15/29(a)	249	240,539
4.75%, 01/15/33	10	9,804
5.38%, 02/15/35	165	166,175
6.75%, 02/01/41	156	170,115
Highwoods Realty LP
3.05%, 02/15/30	87	80,820
4.20%, 04/15/29	72	70,543
7.65%, 02/01/34	110	122,986
Host Hotels & Resorts LP
5.50%, 04/15/35	325	325,321
5.70%, 07/01/34	35	35,702
Series H, 3.38%, 12/15/29	267	253,963
Series I, 3.50%, 09/15/30	290	273,410
Series J, 2.90%, 12/15/31	124	110,728
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,611
2.70%, 01/15/34	90	75,465
4.15%, 04/15/32	120	114,119
Kilroy Realty LP
2.50%, 11/15/32	357	295,884
3.05%, 02/15/30	245	225,550
4.25%, 08/15/29	391	378,969
4.75%, 12/15/28	55	54,497
Kimco Realty OP LLC
3.70%, 10/01/49	108	79,491
4.13%, 12/01/46	170	137,541
4.25%, 04/01/45(a)	140	116,850
4.45%, 09/01/47	88	73,622
4.60%, 02/01/33	210	207,261
Kite Realty Group Trust, 4.75%, 09/15/30	35	35,036
Mid-America Apartments LP
1.70%, 02/15/31	210	184,073

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 03/15/30(a)	$40	$37,517
3.95%, 03/15/29	30	29,584
NNN REIT, Inc.
2.50%, 04/15/30	27	24,927
3.00%, 04/15/52	65	40,506
3.10%, 04/15/50	83	53,308
3.50%, 04/15/51	75	52,403
4.30%, 10/15/28	12	11,947
4.80%, 10/15/48	31	26,926
5.60%, 10/15/33	25	25,692
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(a)	334	295,782
3.38%, 02/01/31	182	168,982
3.63%, 10/01/29	270	259,431
Piedmont Operating Partnership LP
2.75%, 04/01/32	17	14,452
3.15%, 08/15/30	57	52,058
Prologis LP
2.13%, 10/15/50	145	77,545
3.00%, 04/15/50	393	258,200
3.88%, 09/15/28	251	248,245
4.38%, 09/15/48	265	218,989
4.63%, 01/15/33	245	242,415
4.75%, 06/15/33	340	337,502
4.88%, 06/15/28(a)	35	35,368
5.13%, 01/15/34(a)	159	160,669
5.25%, 05/15/35	440	445,882
5.25%, 06/15/53	5	4,728
5.25%, 03/15/54	270	254,661
Public Storage Operating Co.
2.25%, 11/09/31(a)	265	235,268
2.30%, 05/01/31	60	53,938
Realty Income Corp.
1.80%, 03/15/33(a)	235	194,223
2.85%, 12/15/32	325	288,119
3.25%, 06/15/29	5	4,819
3.25%, 01/15/31	115	108,202
3.65%, 01/15/28	45	44,539
4.90%, 07/15/33	65	64,774
5.63%, 10/13/32	380	395,421
Regency Centers LP
2.95%, 09/15/29	119	113,359
4.13%, 03/15/28	90	89,616
4.40%, 02/01/47(a)	158	132,693
4.50%, 03/15/33	35	34,111
4.65%, 03/15/49	117	100,293
5.00%, 07/15/32	35	35,345
5.10%, 01/15/35	60	60,048
Sabra Health Care LP
3.20%, 12/01/31	121	109,818
3.90%, 10/15/29(a)	73	70,742
Simon Property Group LP
2.20%, 02/01/31(a)	170	152,850
2.25%, 01/15/32	240	210,257
2.45%, 09/13/29	180	168,739
2.65%, 07/15/30	80	74,356
2.65%, 02/01/32	155	138,501
3.25%, 09/13/49	391	268,575
3.80%, 07/15/50	51	38,121
4.25%, 10/01/44	190	158,077
4.25%, 11/30/46	156	128,304
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 03/15/42	$165	$149,870
5.50%, 03/08/33	363	376,322
6.75%, 02/01/40	218	245,668
Sun Communities Operating LP, 4.20%, 04/15/32	65	62,322
UDR, Inc.
1.90%, 03/15/33	260	214,025
2.10%, 08/01/32	30	25,443
2.10%, 06/15/33	65	53,876
3.00%, 08/15/31	80	73,470
3.10%, 11/01/34	43	36,834
3.20%, 01/15/30	46	43,832
4.40%, 01/26/29	36	35,892
Ventas Realty LP
2.50%, 09/01/31	184	163,785
3.00%, 01/15/30	172	162,221
4.00%, 03/01/28	101	100,138
4.38%, 02/01/45	100	83,904
4.40%, 01/15/29	206	205,172
4.75%, 11/15/30	275	275,023
4.88%, 04/15/49	185	160,738
5.70%, 09/30/43	106	105,191
VICI Properties LP
4.75%, 02/15/28	457	457,797
4.95%, 02/15/30	284	284,031
5.13%, 05/15/32	440	436,981
5.63%, 05/15/52	195	179,070
6.13%, 04/01/54(a)	60	58,902
Welltower OP LLC
2.05%, 01/15/29	139	130,838
2.75%, 01/15/31	215	198,102
2.75%, 01/15/32	460	414,841
2.80%, 06/01/31	330	303,074
3.10%, 01/15/30	295	280,390
4.13%, 03/15/29	220	218,196
4.25%, 04/15/28(a)	154	153,771
4.95%, 09/01/48	185	169,753
5.13%, 07/01/35	125	125,738
6.50%, 03/15/41	242	267,432
Weyerhaeuser Co.
4.00%, 11/15/29	336	329,011
4.00%, 04/15/30	365	355,343
6.95%, 10/01/27	314	323,228
7.38%, 03/15/32(a)	795	889,410
WP Carey, Inc.
2.25%, 04/01/33	125	104,650
3.85%, 07/15/29	117	114,404
		65,366,705
Retail — 2.4%
AutoNation, Inc.
3.80%, 11/15/27	156	154,328
3.85%, 03/01/32	141	131,765
4.45%, 01/15/29	100	99,115
4.75%, 06/01/30	314	312,410
5.89%, 03/15/35	745	760,776
AutoZone, Inc.
3.75%, 04/18/29(a)	74	72,484
6.55%, 11/01/33	25	27,139
Best Buy Co., Inc.
1.95%, 10/01/30(a)	2,538	2,261,074
4.45%, 10/01/28(a)	2,394	2,394,180
Costco Wholesale Corp., 1.60%, 04/20/30	73	66,152

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Darden Restaurants, Inc., 4.55%, 02/15/48(a)	$61	$49,922
Dollar General Corp.
3.50%, 04/03/30	15	14,293
4.13%, 05/01/28	20	19,832
4.13%, 04/03/50	72	55,318
Dollar Tree, Inc.
3.38%, 12/01/51	90	59,723
4.20%, 05/15/28	65	64,635
Ferguson Enterprises, Inc.
4.35%, 03/15/31(a)	75	73,781
5.00%, 10/03/34	1,040	1,032,009
Genuine Parts Co., 6.88%, 11/01/33	50	54,112
Home Depot, Inc.(The)
1.88%, 09/15/31	125	109,559
2.38%, 03/15/51	200	112,779
2.70%, 04/15/30	292	274,565
2.75%, 09/15/51	270	163,982
2.80%, 09/14/27	325	319,767
2.95%, 06/15/29	1,306	1,255,933
3.13%, 12/15/49	252	168,221
3.25%, 04/15/32(a)	610	568,792
3.35%, 04/15/50	247	171,882
3.50%, 09/15/56	366	251,078
3.63%, 04/15/52	230	165,327
3.75%, 09/15/28	95	94,135
3.90%, 12/06/28	953	947,268
3.90%, 06/15/47	333	259,687
3.95%, 09/15/30	120	117,935
4.20%, 04/01/43	326	277,267
4.25%, 04/01/46	428	356,514
4.40%, 03/15/45	353	301,191
4.50%, 09/15/32	405	403,277
4.50%, 12/06/48	377	319,871
4.65%, 09/15/35	125	121,860
4.88%, 02/15/44	362	331,210
4.95%, 06/25/34	430	432,113
4.95%, 09/15/52	90	80,786
5.40%, 09/15/40(a)	357	360,283
5.40%, 06/25/64	205	193,385
5.88%, 12/16/36	836	888,791
5.95%, 04/01/41	225	238,384
Lowe's Companies, Inc.
1.70%, 10/15/30	275	243,255
2.63%, 04/01/31(a)	411	374,827
3.00%, 10/15/50	330	207,372
3.65%, 04/05/29	155	151,587
3.70%, 04/15/46	342	256,094
3.75%, 04/01/32	515	488,047
4.05%, 05/03/47	542	422,648
4.25%, 03/15/31	255	250,236
4.25%, 04/01/52	299	233,583
4.38%, 09/15/45(a)	285	236,197
4.45%, 04/01/62	441	341,621
4.50%, 04/15/30	257	256,836
4.50%, 10/15/32	245	240,164
4.55%, 04/05/49	137	113,303
4.65%, 04/15/42(a)	371	331,434
4.85%, 10/15/35(a)	765	745,878
5.00%, 04/15/33	395	397,567
5.00%, 04/15/40	54	51,342
5.13%, 04/15/50	205	183,446
Security	Par (000)	Value
Retail (continued)
5.50%, 10/15/35(a)	$293	$301,280
5.63%, 04/15/53(a)	141	135,303
5.80%, 09/15/62	182	176,854
5.85%, 04/01/63	275	267,982
6.50%, 03/15/29(a)	112	117,895
McDonald's Corp.
2.13%, 03/01/30	148	135,907
2.63%, 09/01/29	31	29,377
3.60%, 07/01/30	15	14,540
3.63%, 09/01/49	359	260,557
3.70%, 02/15/42	29	23,345
3.80%, 04/01/28	25	24,798
4.20%, 04/01/50	192	153,146
4.45%, 03/01/47	218	183,558
4.45%, 09/01/48	117	97,850
4.60%, 05/26/45	244	211,774
4.70%, 12/09/35	30	29,402
4.88%, 07/15/40(a)	153	144,237
4.88%, 12/09/45	527	474,508
5.15%, 09/09/52(a)	115	105,138
5.70%, 02/01/39	80	82,971
6.30%, 10/15/37	277	302,023
6.30%, 03/01/38	202	220,080
O'Reilly Automotive, Inc., 4.20%, 04/01/30	49	48,292
Starbucks Corp.
2.25%, 03/12/30	61	56,044
3.35%, 03/12/50	160	109,073
3.50%, 03/01/28	75	73,961
3.50%, 11/15/50(a)	319	222,725
3.55%, 08/15/29(a)	5	4,877
3.75%, 12/01/47	190	141,376
4.30%, 06/15/45	129	106,293
4.45%, 08/15/49	298	245,114
4.50%, 11/15/48	94	78,179
Target Corp.
2.35%, 02/15/30	156	145,023
2.65%, 09/15/30	50	46,411
3.38%, 04/15/29	242	236,170
3.63%, 04/15/46	411	310,076
3.90%, 11/15/47	52	40,413
4.00%, 07/01/42	475	397,716
4.50%, 09/15/32(a)	261	261,397
6.35%, 11/01/32	460	501,650
6.50%, 10/15/37	327	362,554
7.00%, 01/15/38	205	237,008
TJX Companies, Inc.(The)
3.88%, 04/15/30	50	49,093
4.50%, 04/15/50	219	187,101
Tractor Supply Co.
1.75%, 11/01/30	2,017	1,778,728
5.25%, 05/15/33	2,092	2,102,641
		33,748,767
Semiconductors — 3.2%
Analog Devices, Inc.
2.10%, 10/01/31	240	211,966
4.25%, 06/15/28	170	169,881
4.50%, 06/15/30	170	169,844
5.05%, 04/01/34	1,160	1,180,267
5.30%, 04/01/54	30	28,754
Applied Materials, Inc.
1.75%, 06/01/30	657	591,630

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.75%, 06/01/50	$310	$197,343
4.00%, 01/15/31	115	112,553
4.35%, 04/01/47	336	286,501
4.60%, 01/15/36	275	266,942
4.80%, 06/15/29	598	606,221
5.10%, 10/01/35(a)	981	994,365
5.85%, 06/15/41	287	302,069
Broadcom, Inc.
2.60%, 02/15/33	115	100,296
3.14%, 11/15/35(b)	901	766,852
3.19%, 11/15/36(b)	574	480,393
3.42%, 04/15/33	451	412,113
3.47%, 04/15/34	482	434,067
3.50%, 02/15/41	495	396,155
3.75%, 02/15/51	236	176,763
4.15%, 11/15/30	133	130,697
4.15%, 04/15/32(b)	160	154,598
4.20%, 10/15/30	55	54,157
4.30%, 01/15/31	70	69,168
4.30%, 11/15/32	309	300,106
4.60%, 07/15/30	160	159,967
4.60%, 01/15/33(a)	150	147,740
4.80%, 10/15/34	165	162,301
4.80%, 02/15/36	415	403,753
4.90%, 02/15/38	400	386,245
4.93%, 05/15/37(b)	680	660,374
4.95%, 01/15/36	60	59,258
5.00%, 04/15/30	378	383,381
5.20%, 07/15/35	480	482,403
5.70%, 01/15/56	165	164,511
Intel Corp.
1.60%, 08/12/28	1,054	991,972
2.00%, 08/12/31	286	249,603
2.45%, 11/15/29	235	218,894
3.05%, 08/12/51	376	235,759
3.10%, 02/15/60	147	84,657
3.20%, 08/12/61	48	28,107
3.25%, 11/15/49	388	254,249
3.73%, 12/08/47	293	212,377
3.75%, 08/05/27	618	614,189
3.90%, 03/25/30	152	147,794
4.00%, 08/05/29	350	344,041
4.00%, 12/15/32	390	368,815
4.10%, 05/19/46	191	148,643
4.10%, 05/11/47	148	114,075
4.15%, 08/05/32	110	105,710
4.25%, 12/15/42(a)	137	113,483
4.65%, 06/01/31	520	516,003
4.75%, 03/25/50	544	451,655
4.80%, 10/01/41	310	277,648
4.88%, 02/10/28	181	182,183
4.90%, 07/29/45(a)	385	336,141
4.90%, 08/05/52	245	207,113
4.95%, 03/25/60	184	153,429
5.00%, 08/15/33	530	528,400
5.05%, 08/05/62	127	106,457
5.13%, 02/10/30	225	228,399
5.15%, 02/21/34(a)	415	416,682
5.20%, 02/10/33	890	901,705
5.30%, 05/15/36	485	484,425
5.70%, 02/10/53	359	340,386
Security	Par (000)	Value
Semiconductors (continued)
5.90%, 02/10/63	$140	$134,755
6.13%, 05/15/56	575	578,708
6.20%, 05/15/66	425	427,133
KLA Corp.
3.30%, 03/01/50	63	43,497
4.95%, 07/15/52	35	31,705
5.00%, 03/15/49	25	22,927
5.25%, 07/15/62	125	115,354
Lam Research Corp.
1.90%, 06/15/30	1,065	965,165
2.88%, 06/15/50	346	221,397
3.13%, 06/15/60	198	122,174
4.00%, 03/15/29	1,037	1,027,942
4.88%, 03/15/49	259	235,315
Marvell Technology, Inc.
2.95%, 04/15/31	85	78,306
5.30%, 04/15/36	200	200,215
5.95%, 09/15/33	80	84,422
Micron Technology, Inc.
2.70%, 04/15/32	293	262,928
3.48%, 11/01/51	314	223,844
NVIDIA Corp.
2.00%, 06/15/31	1,758	1,574,512
2.85%, 04/01/30(a)	2,324	2,204,777
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,890	1,931,804
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	797	716,153
2.65%, 02/15/32	355	315,364
3.13%, 02/15/42(a)	52	37,744
3.25%, 05/11/41	245	186,028
3.25%, 11/30/51(a)	240	158,842
3.40%, 05/01/30	410	391,303
4.30%, 08/19/28	530	527,918
4.30%, 06/18/29	1,138	1,128,063
4.40%, 06/01/27	255	255,297
4.85%, 08/19/32	75	74,363
5.00%, 01/15/33	529	528,683
5.25%, 08/19/35	495	496,092
Qorvo, Inc., 4.38%, 10/15/29	55	53,906
QUALCOMM, Inc.
4.30%, 05/20/47	285	236,278
4.50%, 05/20/52(a)	265	221,345
4.65%, 05/20/35(a)	210	207,316
4.80%, 05/20/45	256	230,698
6.00%, 05/20/53(a)	190	196,760
Texas Instruments, Inc.
1.75%, 05/04/30	974	880,588
1.90%, 09/15/31	735	646,570
2.25%, 09/04/29	1,078	1,009,764
2.70%, 09/15/51	373	228,290
2.90%, 11/03/27(a)	588	578,623
3.65%, 08/16/32	562	535,348
3.88%, 03/15/39	158	139,323
4.15%, 05/15/48	509	421,715
4.60%, 02/15/28(a)	839	844,686
4.60%, 02/08/29	410	414,501
4.85%, 02/08/34	665	671,032
4.90%, 03/14/33(a)	340	346,155
TSMC Arizona Corp.
2.50%, 10/25/31	466	422,904
3.13%, 10/25/41	20	16,298

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 10/25/51	$332	$250,072
4.13%, 04/22/29	143	142,332
4.25%, 04/22/32	305	302,573
4.50%, 04/22/52	290	270,498
		45,536,933
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	425	402,522
3.48%, 12/01/27	124	122,201
4.20%, 05/01/30	413	404,247
5.35%, 01/15/30	50	50,972
5.75%, 01/15/35	30	31,072
		1,011,014
Software — 3.8%
Adobe, Inc.
2.30%, 02/01/30	3,334	3,088,614
4.80%, 04/04/29	25	25,311
4.95%, 04/04/34(a)	525	524,420
5.30%, 01/17/35(a)	355	361,104
Autodesk, Inc.
2.40%, 12/15/31	1,510	1,331,048
2.85%, 01/15/30	930	873,852
3.50%, 06/15/27	1,103	1,093,269
5.30%, 06/15/35	435	434,993
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	922	824,177
2.90%, 12/01/29	729	683,569
5.75%, 05/15/36	125	125,458
Cadence Design Systems, Inc.
4.20%, 09/10/27	500	499,165
4.30%, 09/10/29	1,160	1,153,154
4.70%, 09/10/34	1,155	1,138,006
Concentrix Corp., 6.85%, 08/02/33(a)	85	77,624
Fidelity National Information Services, Inc.
4.50%, 08/15/46	32	25,950
5.10%, 07/15/32(a)	565	567,009
Fiserv, Inc.
3.50%, 07/01/29(a)	30	28,845
4.40%, 07/01/49	423	324,409
4.55%, 02/15/31	50	48,994
5.25%, 08/11/35(a)	55	53,828
Intuit, Inc.
1.35%, 07/15/27	500	484,529
1.65%, 07/15/30(a)	1,030	915,359
5.13%, 09/15/28	795	807,055
5.20%, 09/15/33(a)	1,335	1,349,935
5.50%, 09/15/53(a)	407	367,398
Microsoft Corp.
2.53%, 06/01/50	471	283,642
2.68%, 06/01/60	446	250,032
2.92%, 03/17/52	815	524,478
3.04%, 03/17/62	210	128,752
3.45%, 08/08/36(a)	543	487,810
3.50%, 02/12/35(a)	1,489	1,384,370
3.50%, 11/15/42	116	93,664
3.95%, 08/08/56	518	396,223
4.00%, 02/12/55(a)	466	362,281
4.10%, 02/06/37(a)	520	493,743
4.20%, 11/03/35(a)	275	268,757
4.25%, 02/06/47	309	264,404
Security	Par (000)	Value
Software (continued)
4.45%, 11/03/45	$125	$111,746
4.50%, 10/01/40	155	148,132
4.50%, 02/06/57	391	333,844
5.30%, 02/08/41(a)	230	236,208
Oracle Corp.
2.95%, 04/01/30	125	115,238
3.25%, 05/15/30	192	179,167
3.60%, 04/01/40	525	388,482
3.60%, 04/01/50	765	476,038
3.65%, 03/25/41	565	412,594
3.80%, 11/15/37	207	167,916
3.85%, 07/15/36	434	363,875
3.85%, 04/01/60	812	489,783
3.90%, 05/15/35	462	397,384
3.95%, 03/25/51	649	425,751
4.00%, 07/15/46	791	549,084
4.00%, 11/15/47(a)	565	385,662
4.10%, 03/25/61	429	271,936
4.13%, 05/15/45	481	341,620
4.20%, 09/27/29	105	102,343
4.30%, 07/08/34	630	569,005
4.38%, 05/15/55	462	316,510
4.50%, 07/08/44	285	216,943
4.90%, 02/06/33	240	230,463
5.20%, 09/26/35	450	427,899
5.38%, 07/15/40	530	477,341
5.38%, 09/27/54	535	428,759
5.50%, 08/03/35	5	4,849
5.50%, 09/27/64	530	418,192
5.55%, 02/06/53	356	294,271
5.70%, 02/04/36	1,200	1,179,076
5.88%, 09/26/45	70	62,504
5.95%, 09/26/55	915	800,081
6.00%, 08/03/55(a)	295	257,716
6.10%, 09/26/65	520	447,475
6.13%, 07/08/39	300	295,206
6.13%, 08/03/65	205	177,348
6.25%, 11/09/32	485	502,166
6.50%, 04/15/38	414	424,279
6.55%, 02/04/46	40	38,517
6.70%, 02/04/56	1,010	972,699
6.85%, 02/04/66	330	316,898
6.90%, 11/09/52	455	447,522
Paychex, Inc., 5.60%, 04/15/35(a)	15	15,134
Roper Technologies, Inc., 2.95%, 09/15/29(a)	6	5,684
Salesforce, Inc.
2.70%, 07/15/41	35	24,129
2.90%, 07/15/51	429	253,585
3.70%, 04/11/28	5,036	4,978,689
5.55%, 03/15/36	1,045	1,051,323
6.55%, 03/15/56	510	520,306
6.70%, 03/15/66	425	440,750
ServiceNow, Inc.
1.40%, 09/01/30	2,696	2,367,541
4.25%, 05/15/28(a)	60	59,995
4.70%, 08/15/31(a)	1,080	1,079,699
5.05%, 05/15/33	85	85,376
5.40%, 05/15/36	210	211,608
Series ., 6.30%, 05/15/56(a)	35	36,095
Synopsys, Inc.
4.85%, 04/01/30	940	945,038

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.00%, 04/01/32	$905	$910,721
5.15%, 04/01/35	1,360	1,357,389
5.70%, 04/01/55	345	336,429
VMware LLC, 4.70%, 05/15/30	796	798,448
Workday, Inc.
3.70%, 04/01/29	828	807,195
3.80%, 04/01/32	850	793,859
		54,426,746
Telecommunications — 3.6%
America Movil SAB de CV
2.88%, 05/07/30	140	130,457
4.38%, 07/16/42	125	108,374
4.38%, 04/22/49	302	249,225
4.70%, 07/21/32	285	280,998
6.13%, 11/15/37	163	171,180
6.13%, 03/30/40	540	564,909
6.38%, 03/01/35	225	243,486
AT&T, Inc.
3.30%, 02/01/52	390	248,483
3.50%, 09/15/53	1,345	889,345
3.50%, 02/01/61	280	174,111
3.55%, 09/15/55	1,475	962,387
3.65%, 06/01/51	580	399,797
3.65%, 09/15/59	1,221	796,648
3.80%, 12/01/57	1,174	797,388
3.85%, 06/01/60	387	261,889
4.10%, 02/15/28	180	179,268
4.30%, 02/15/30	40	39,624
4.30%, 12/15/42	365	304,027
4.35%, 03/01/29	5	4,987
4.35%, 06/15/45	122	99,031
4.50%, 05/15/35(a)	733	695,682
4.50%, 03/09/48	311	251,534
4.55%, 03/09/49	246	198,617
4.75%, 05/15/46	563	478,520
4.80%, 06/15/44	60	51,932
4.85%, 03/01/39	346	322,772
4.85%, 07/15/45	50	43,498
4.90%, 08/15/37(a)	30	28,830
5.15%, 03/15/42(a)	57	52,501
5.15%, 11/15/46	250	224,361
5.15%, 02/15/50	306	269,261
5.25%, 03/01/37	719	713,163
5.35%, 09/01/40	282	274,303
5.45%, 03/01/47	286	265,521
5.55%, 08/15/41	167	162,665
5.65%, 02/15/47	154	148,216
5.70%, 03/01/57(a)	212	201,263
6.00%, 08/15/40	233	238,378
6.00%, 04/30/56	10	9,817
6.20%, 10/30/56	70	70,437
6.30%, 01/15/38	145	154,189
6.30%, 10/30/66	220	220,846
6.38%, 03/01/41	255	269,821
6.55%, 02/15/39(a)	60	65,165
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	60	41,795
4.30%, 07/29/49	43	34,078
4.46%, 04/01/48	68	56,767
Series US-4, 3.65%, 03/17/51	25	17,591
Series US-6, 3.20%, 02/15/52	5	3,223
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications PLC
5.13%, 12/04/28	$497	$502,802
9.63%, 12/15/30	1,516	1,804,816
Cisco Systems, Inc.
4.75%, 02/24/30	100	101,278
5.30%, 02/26/54(a)	409	388,819
5.35%, 02/26/64	75	70,508
5.50%, 01/15/40	684	699,924
5.50%, 02/24/55	50	48,928
5.90%, 02/15/39	732	778,889
Corning, Inc.
4.38%, 11/15/57	378	303,109
4.70%, 03/15/37	40	38,450
5.45%, 11/15/79	80	73,725
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	372	420,709
Juniper Networks, Inc.
3.75%, 08/15/29	72	69,861
5.95%, 03/15/41	140	140,276
Koninklijke KPN NV, 8.38%, 10/01/30	2,771	3,165,508
Motorola Solutions, Inc.
2.30%, 11/15/30	75	67,752
4.60%, 02/23/28	264	265,092
4.60%, 05/23/29	282	282,423
5.55%, 08/15/35	120	122,502
5.60%, 06/01/32	105	108,495
Nokia OYJ
4.38%, 06/12/27	1,835	1,828,205
6.63%, 05/15/39	188	199,641
Orange SA
5.38%, 01/13/42	238	230,933
5.50%, 02/06/44	191	186,910
9.00%, 03/01/31	1,002	1,176,982
Rogers Communications, Inc.
3.70%, 11/15/49	324	234,173
4.30%, 02/15/48	290	228,146
4.35%, 05/01/49(a)	245	193,746
4.50%, 03/15/43(a)	149	124,257
4.55%, 03/15/52	204	162,108
5.00%, 03/15/44	287	254,896
5.45%, 10/01/43	200	187,038
7.50%, 08/15/38	274	312,341
Sprint Capital Corp., 8.75%, 03/15/32	275	326,005
Telefonica Emisiones SA
4.67%, 03/06/38	75	68,454
4.90%, 03/06/48	213	180,687
5.21%, 03/08/47	519	461,157
5.52%, 03/01/49	165	151,544
7.05%, 06/20/36	614	680,877
Telefonica Europe BV, 8.25%, 09/15/30	426	480,480
TELUS Corp.
3.70%, 09/15/27	821	812,758
4.60%, 11/16/48(a)	20	16,702
T-Mobile USA, Inc.
2.63%, 02/15/29	60	57,153
2.88%, 02/15/31	540	497,948
3.00%, 02/15/41(a)	210	156,144
3.30%, 02/15/51	811	536,480
3.40%, 10/15/52	655	435,151
3.50%, 04/15/31	910	862,100
3.60%, 11/15/60	669	440,308

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 04/15/30(a)	$537	$522,568
4.38%, 04/15/40	360	319,360
4.50%, 04/15/50	913	744,284
5.20%, 01/15/33	104	105,768
5.65%, 01/15/53	225	214,453
5.80%, 09/15/62	216	209,899
Verizon Communications, Inc.
2.36%, 03/15/32	505	443,381
2.55%, 03/21/31	395	360,377
2.65%, 11/20/40(a)	430	305,835
2.88%, 11/20/50	473	292,418
2.99%, 10/30/56	832	493,533
3.00%, 11/20/60(a)	542	315,471
3.15%, 03/22/30	25	23,817
3.40%, 03/22/41	35	27,242
3.55%, 03/22/51	752	528,911
3.70%, 03/22/61(a)	816	551,747
3.85%, 11/01/42	208	167,727
3.88%, 02/08/29	57	56,371
4.00%, 03/22/50	60	45,995
4.02%, 12/03/29	119	117,294
4.13%, 08/15/46(a)	210	168,824
4.27%, 01/15/36(a)	953	883,655
4.33%, 09/21/28(a)	121	121,013
4.40%, 11/01/34	716	682,042
4.50%, 08/10/33	772	750,570
4.52%, 09/15/48	510	423,811
4.67%, 03/15/55	405	333,740
4.75%, 11/01/41	306	276,305
4.81%, 03/15/39	437	409,605
4.86%, 08/21/46	752	662,713
5.00%, 01/15/36	45	44,166
5.01%, 04/15/49	208	183,501
5.01%, 08/21/54	390	340,344
5.25%, 03/16/37	841	835,503
5.40%, 07/02/37	74	74,257
5.50%, 03/16/47(a)	552	529,112
5.85%, 09/15/35	150	157,488
5.88%, 11/30/55	290	285,141
6.00%, 11/30/65	645	635,569
6.40%, 09/15/33	135	146,359
6.55%, 09/15/43	335	362,507
7.75%, 12/01/30	140	157,078
Vodafone Group PLC
4.25%, 09/17/50	266	206,350
4.38%, 02/19/43	350	295,933
4.88%, 06/19/49	399	341,792
5.00%, 05/30/38(a)	140	137,047
5.25%, 05/30/48	578	524,843
6.15%, 02/27/37	287	308,372
6.25%, 11/30/32	407	434,487
7.88%, 02/15/30	641	711,112
		50,677,240
Toys, Games & Hobbies — 0.2%
Hasbro, Inc.
3.50%, 09/15/27	627	619,658
3.90%, 11/19/29	1,155	1,126,116
4.65%, 03/12/31(a)	35	34,612
6.05%, 05/14/34	464	484,944
6.35%, 03/15/40	45	47,028
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
Mattel, Inc., 5.45%, 11/01/41	$35	$32,129
		2,344,487
Transportation — 2.0%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	369	240,083
3.55%, 02/15/50	323	234,049
3.90%, 08/01/46	160	126,066
4.05%, 06/15/48	225	178,973
4.13%, 06/15/47	205	166,533
4.15%, 12/15/48	224	181,129
4.38%, 09/01/42	18	15,820
4.40%, 03/15/42	10	8,870
4.70%, 09/01/45	118	105,277
4.90%, 04/01/44	30	27,797
4.95%, 09/15/41	15	14,364
5.05%, 03/01/41(a)	45	43,921
5.40%, 06/01/41	45	45,266
5.75%, 05/01/40	56	58,469
6.15%, 05/01/37	30	32,796
6.20%, 08/15/36	20	21,872
Canadian National Railway Co.
2.45%, 05/01/50	527	309,603
3.20%, 08/02/46	471	334,388
3.65%, 02/03/48	479	360,432
4.35%, 05/12/29	75	74,827
4.45%, 01/20/49	315	267,048
4.75%, 11/12/35(a)	75	73,818
4.95%, 05/12/36	100	99,533
6.20%, 06/01/36	233	252,987
6.25%, 08/01/34	223	243,281
6.38%, 11/15/37	252	278,682
6.90%, 07/15/28(a)	60	63,101
Canadian Pacific Railway Co.
2.05%, 03/05/30	117	106,882
3.10%, 12/02/51	688	449,105
4.00%, 06/01/28	20	19,849
4.20%, 11/15/69	159	118,417
4.80%, 09/15/35	153	151,149
4.80%, 08/01/45	195	175,369
5.95%, 05/15/37	76	80,649
6.13%, 09/15/2115	226	233,706
7.13%, 10/15/31	87	96,409
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	2,894	2,873,307
CSX Corp.
2.40%, 02/15/30	298	276,661
3.25%, 06/01/27	10	9,905
3.35%, 09/15/49	199	139,250
3.80%, 03/01/28	53	52,580
3.80%, 11/01/46	301	233,042
3.80%, 04/15/50	198	149,992
3.95%, 05/01/50	274	211,613
4.10%, 03/15/44	233	193,508
4.25%, 03/15/29	273	271,906
4.25%, 11/01/66	297	226,100
4.30%, 03/01/48	309	254,723
4.40%, 03/01/43	194	169,928
4.50%, 03/15/49	188	157,994
4.50%, 08/01/54	222	184,986
4.65%, 03/01/68	80	65,692
4.75%, 05/30/42	169	155,370
4.75%, 11/15/48	214	189,694

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.50%, 04/15/41	$168	$169,197
6.00%, 10/01/36(a)	121	129,636
6.15%, 05/01/37	250	270,086
6.22%, 04/30/40	150	162,412
FedEx Corp.
3.10%, 08/05/29	159	152,261
3.25%, 05/15/41	30	22,760
4.25%, 05/15/30	93	91,839
4.75%, 11/15/45	308	264,205
4.95%, 10/17/48	5	4,406
5.25%, 05/15/50(a)	200	184,732
GXO Logistics, Inc.
2.65%, 07/15/31	667	591,357
6.50%, 05/06/34	40	41,845
Norfolk Southern Corp.
2.55%, 11/01/29	163	153,146
2.90%, 08/25/51	220	136,914
3.16%, 05/15/55	250	159,555
3.40%, 11/01/49	214	148,880
3.70%, 03/15/53	125	89,451
3.80%, 08/01/28	360	355,886
3.94%, 11/01/47	359	279,266
3.95%, 10/01/42	183	150,276
4.05%, 08/15/52	455	350,086
4.10%, 05/15/49	131	102,600
4.10%, 05/15/2121	168	115,941
4.15%, 02/28/48	263	211,869
4.45%, 06/15/45	148	127,146
4.65%, 01/15/46	153	134,135
4.84%, 10/01/41(a)	308	286,443
5.10%, 08/01/2118	95	81,700
Ryder System, Inc.
4.30%, 06/15/27	63	62,936
4.30%, 12/01/30(a)	840	826,136
4.85%, 06/15/30	125	125,902
4.90%, 12/01/29	35	35,288
4.95%, 09/01/29	590	596,492
5.00%, 03/15/30	595	602,487
5.25%, 06/01/28	1,043	1,058,194
5.38%, 03/15/29	145	148,168
5.50%, 06/01/29	367	376,099
5.65%, 03/01/28(a)	475	484,833
6.30%, 12/01/28	530	551,541
6.60%, 12/01/33	1,168	1,278,347
Union Pacific Corp.
2.95%, 03/10/52	210	133,133
2.97%, 09/16/62	247	144,392
3.25%, 02/05/50	519	356,795
3.35%, 08/15/46	308	221,331
3.38%, 02/01/35(a)	100	89,282
3.50%, 02/14/53	264	185,757
3.55%, 08/15/39	55	46,393
3.55%, 05/20/61	139	93,644
3.60%, 09/15/37	15	13,183
3.75%, 02/05/70	260	176,186
3.80%, 10/01/51	391	293,250
3.80%, 04/06/71(a)	216	148,600
3.84%, 03/20/60	331	238,631
3.85%, 02/14/72(a)	142	98,675
3.88%, 02/01/55	258	191,819
3.95%, 09/10/28	20	19,864
Security	Par (000)	Value
Transportation (continued)
3.95%, 08/15/59	$273	$200,819
4.00%, 04/15/47	158	125,006
4.05%, 11/15/45	202	163,269
4.05%, 03/01/46(a)	270	217,931
4.10%, 09/15/67	256	188,477
4.30%, 03/01/49	253	207,905
4.50%, 09/10/48	268	226,120
6.63%, 02/01/29	58	61,400
United Parcel Service, Inc.
2.50%, 09/01/29	35	33,021
3.40%, 03/15/29	27	26,338
3.40%, 11/15/46	197	141,392
3.40%, 09/01/49(a)	317	222,711
3.63%, 10/01/42	146	115,627
3.75%, 11/15/47	450	341,119
4.25%, 03/15/49	336	271,480
4.45%, 04/01/30	117	117,398
4.88%, 11/15/40	393	373,064
5.20%, 04/01/40(a)	215	212,739
5.30%, 04/01/50	200	189,116
6.20%, 01/15/38	744	807,931
		28,915,022
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	15	13,087
3.10%, 06/01/51	212	134,808
3.50%, 03/15/28	84	82,564
3.50%, 06/01/32	260	240,455
4.55%, 11/07/28(a)	128	127,817
4.70%, 04/01/29	158	158,357
4.90%, 03/15/33(a)	375	373,592
5.20%, 03/15/44(a)	142	131,009
5.45%, 09/15/33	285	289,037
5.50%, 06/15/35	65	65,716
6.05%, 03/15/34	522	549,757
6.05%, 06/05/54(a)	485	489,896
6.90%, 05/01/34	417	459,947
		3,116,042
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	116	108,724
2.95%, 09/01/27	28	27,574
3.45%, 06/01/29(a)	25	24,290
3.45%, 05/01/50	437	306,526
3.75%, 09/01/28	124	122,316
3.75%, 09/01/47	129	97,968
4.00%, 12/01/46	226	177,556
4.15%, 06/01/49	296	233,806
4.20%, 09/01/48	289	231,978
4.30%, 12/01/42	122	105,892
6.59%, 10/15/37	237	265,748
Essential Utilities, Inc.
2.70%, 04/15/30	149	138,470
3.35%, 04/15/50	281	189,253
3.57%, 05/01/29	109	105,787
4.28%, 05/01/49	318	253,380
5.13%, 03/15/36	50	49,240
5.30%, 05/01/52	287	262,091

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$73	$76,373
		2,776,972
Total Long-Term Investments — 98.6% (Cost: $1,479,766,605)		1,403,495,146
	Shares
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	108,499,687	108,532,237
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(e)(f)	1,930,000	1,930,000
Total Short-Term Securities — 7.7% (Cost: $110,440,892)		110,462,237
Total Investments — 106.3% (Cost: $1,590,207,497)		1,513,957,383
Liabilities in Excess of Other Assets — (6.3)%		(90,341,091)
Net Assets — 100.0%		$1,423,616,292

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$101,198,992	$7,354,817 (a)	$—	$(10,195)	$(11,377)	$108,532,237	108,499,687	$62,406 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,610,000	—	(6,680,000)(a)	—	—	1,930,000	1,930,000	36,019	—
				$(10,195)	$(11,377)	$110,462,237		$98,425	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware USD Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,403,495,146	$—	$1,403,495,146
Short-Term Securities
Money Market Funds	110,462,237	—	—	110,462,237
	$110,462,237	$1,403,495,146	$—	$1,513,957,383

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate